                                                     REGISTRATION NOS. 333-01581
                                                                       811- 6217

                                                     FISCAL YEAR END DECEMBER 31

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM S-6

                         POST-EFFECTIVE AMENDMENT NO. 2

                                     UNDER
                           THE SECURITIES ACT OF 1933

      FOR REGISTRATION OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                            ------------------------

                            MONY VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                       THE MUTUAL LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                            ------------------------

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


     It is proposed that this filing will become effective on May 1, 1998 pursuant to Rule 485(a).


                            ------------------------


     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice will be filed on or before March 30, 1998.


================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


ITEM NO. OF
FORM N-8B-2                                CAPTION IN PROSPECTUS
-----------   --------------------------------------------------------------------------------
1......       Cover Page
2......       Cover Page
3......       Not Applicable
4......       DISTRIBUTION OF THE POLICY
5......       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
6......       MONY Variable Account L
7......       Not required
8......       Not required
9......       Legal Proceedings
10.....       THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; CHARGES AND
               DEDUCTIONS; OTHER INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE POLICY
11.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE FUNDS; PURCHASE OF
               PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
12.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE FUNDS; PURCHASE OF
               PORTFOLIO SHARES BY THE VARIABLE ACCOUNT
13.....       THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14.....       THE POLICY
15.....       THE POLICY
16.....       THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
17.....       THE POLICY
18.....       THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
19.....       VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20.....       Not applicable
21.....       THE POLICY
22.....       Not applicable
23.....       Not applicable
24.....       IMPORTANT TERMS; MORE ABOUT THE POLICY
25.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26.....       Not applicable
27.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30.....       Not applicable
31.....       Not applicable
32.....       Not applicable
33.....       Not applicable
34.....       Not applicable

ITEM NO. OF
FORM N-8B-2                                CAPTION IN PROSPECTUS
-----------   --------------------------------------------------------------------------------
35.....       MORE ABOUT THE POLICY
36.....       Not applicable
37.....       Not applicable
38.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; MORE ABOUT THE POLICY
39.....       MORE ABOUT THE POLICY
40.....       Not applicable
41.....       MORE ABOUT THE POLICY
42.....       Not applicable
43.....       Not applicable
44.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
               THE POLICY
45.....       Not applicable
46.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
               THE POLICY
47.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY; MORE ABOUT
               THE POLICY
48.....       Not applicable
49.....       Not applicable
50.....       INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51.....       Cover Page; INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT; THE POLICY;
               MORE ABOUT THE POLICY
52.....       OTHER INFORMATION
53.....       OTHER INFORMATION
54.....       Not applicable
55.....       Not applicable
56.....       Not required
57.....       Not required
58.....       Not required
59.....       FINANCIAL STATEMENTS

                                   PROSPECTUS

                               DATED MAY 1, 1998


                      FLEXIBLE PREMIUM VARIABLE UNIVERSAL
                             LIFE INSURANCE POLICY
                                   ISSUED BY

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                            MONY VARIABLE ACCOUNT L

    This prospectus describes a flexible premium variable universal life insurance policy (individually, the "Policy," and collectively, the "Policies") offered by The Mutual Life Insurance Company of New York (the "Company"). The Policy, for so long as it remains in force, provides lifetime insurance protection on the Insured named in the Policy through the Maturity Date. The Policy is designed to provide maximum flexibility in connection with premium payments and death benefits by permitting, subject to certain restrictions, the frequency and amount of premium payments to vary and the death benefit payable under the Policy to increase or decrease. A Policy may also be surrendered for its Surrender Value.

    The Company will pay the death proceeds when the Insured dies if the Policy is still in force. The death proceeds will equal the death benefit, less any Outstanding Debt reduced by any Unearned Loan Interest, and further reduced by any charges due during the Grace Period. The Policy will remain in force as long as the Cash Value less any Outstanding Debt remains positive. If at all times during the first two Policy years, the sum of premiums paid less Partial Surrenders taken (and their fees) is greater than or equal to the Minimum Monthly Premium times the number of completed months this Policy has been in force, the Policy and all Rider coverages will not lapse regardless of its Cash Value less any Outstanding Debt.

    The Policy permits the choice of two death benefit Options: under Option I, the death benefit remains fixed at the Specified Amount chosen; under Option II, the death benefit equals the Specified Amount plus Fund Value (under certain circumstances the death benefit may be greater). Under Option II, the death benefit will vary daily with the investment performance of the Subaccounts for any Policy Owner who has allocated net premiums to the Variable Account. Under either Option, for so long as the Policy remains in force, the death benefit will never be less than the current Specified Amount.

    The Policy also permits an owner of the Policy to obtain loans from the Company in amounts up to 90% of the Cash Value of the Policy (less any Outstanding Debt), and it permits an Owner to surrender a part of the Policy and receive a part of the Surrender Value of the Policy.

    Net premiums may be allocated at the Policy Owner's discretion to one or more of the Subaccounts that comprise a separate account of the Company called the MONY Variable Account L (the "Variable Account"), or to the Guaranteed Interest Account of the Company. Any portion of a net premium allocated to one or more of the Subaccounts is invested in the corresponding Portfolios of the MONY Series Fund, Inc. (the "MONY Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust"). The available Portfolios of the MONY Fund currently are: the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, and the Long Term Bond Portfolio. The available Portfolios of the Accumulation Trust are: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond Portfolio. The Loan Account represents amounts set aside as collateral for any Policy Debt.

    To the extent that all or a portion of net premiums are allocated to the Variable Account, the Fund Value under the Policy will vary based upon the investment performance of the Subaccounts to which the Fund Value is allocated. Net premiums allocated to the Guaranteed Interest Account are assets of the General Account of the Company. The Fund Value in the Guaranteed Interest Account will accrue interest at an interest rate that is guaranteed by the Company. No minimum amount of Fund Value is guaranteed, except to the extent premiums are allocated to the Guaranteed Interest Account.

    A Policy may be returned during the Free Look Period (see "Right to Examine a Policy -- Free Look Period," page 20), during which time net premium payments allocated to the Variable Account will be invested in the Money Market Subaccount.

    It may not be advantageous to replace existing insurance with the Policy.

    This prospectus generally describes only the portion of the Policy involving the Variable Account. For a brief summary of the Guaranteed Interest Account, see "The Guaranteed Interest Account," page 37.

    In pursuing its investment objective, the High Yield Bond Subaccount purchases shares of the High Yield Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and, therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating premium payments to this subaccount.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION, OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE MONY SERIES FUND, INC. AND THE ENTERPRISE ACCUMULATION TRUST. THESE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
TABLE OF CONTENTS.....................     2
IMPORTANT TERMS.......................     4
SUMMARY OF THE POLICY.................     6
Purpose of the Policy.................     6
Policy Values.........................     6
The Death Benefit.....................     6
Premium Features......................     7
Allocation Options....................     7
Transfer of Fund Value................     8
Policy Loans..........................     8
Full Surrender........................     8
Partial Surrender.....................     8
Preferred Partial Surrender...........     8
Free Look Period......................     8
Grace Period and Lapse................     9
Charges and Deductions................     9
Deductions from Premiums..............     9
Daily Deduction from the Variable
  Account.............................     9
Deductions from Fund Value............     9
Fund Charge...........................    10
Transaction and Other Charges.........    11
Tax Treatment of Increases in Fund
  Value...............................    11
Tax Treatment of Death Benefit........    11
The Guaranteed Interest Account.......    11
Contacting the Company................    11
INFORMATION ABOUT THE COMPANY AND THE
  VARIABLE ACCOUNT....................    11
The Mutual Life Insurance Company of
  New York............................    11
Year 2000 Issue.......................    12
MONY Variable Account L...............    12
The Funds.............................    13
Purchase of Portfolio Shares by the
  Variable Account....................    14
The Money Market Portfolio............    14
The Government Securities Portfolio...    14
The Intermediate Bond Portfolio.......    14
The Long Term Bond Portfolio..........    15
The Equity Portfolio..................    15
The Small Cap Portfolio...............    15
The Managed Portfolio.................    15
The International Growth Portfolio....    15

                                        PAGE
                                        ----
The High Yield Bond Portfolio.........    15
THE POLICY............................    15
Application for a Policy..............    15
Temporary Insurance Coverage..........    16
Initial Premium Payment...............    17
Policy Date...........................    17
Risk Classification...................    17
Right to Examine a Policy--Free Look
  Period..............................    17
Premiums..............................    18
Premium Flexibility...................    18
Scheduled Premium Payments............    18
Modified Endowment Contracts..........    18
Unscheduled Premium Payments..........    19
Premium Payments Affect the
  Continuation of the Policy..........    19
Allocation of Net Premiums............    19
Death Benefits Under the Policy.......    20
Option I..............................    20
Option II.............................    20
Examples of Options I and II..........    20
Changes in Death Benefit Option.......    21
Changes in Specified Amount...........    22
Increases.............................    22
Decreases.............................    22
Other Optional Insurance Benefits.....    23
Waiver of Monthly Deductions Rider....    23
Accidental Death Benefit Rider........    23
Purchase Option Rider.................    23
Spouse's Term Rider...................    24
Children's Term Insurance Rider.......    24
Benefits at Maturity..................    24
Policy Values.........................    24
Fund Value............................    24
Cash Value............................    24
Surrender Value.......................    24
Determination of Fund Value...........    25
Calculating Unit Values for Each
  Subaccount..........................    25
Transfer of Fund Value................    26
Right to Exchange Policy..............    26
Policy Loans..........................    26
Full Surrender........................    28

                                        PAGE
                                        ----
Partial Surrender.....................    28
Preferred Partial Surrender...........    28
Grace Period and Lapse................    29
Special Rule for First Two Policy
  Years...............................    29
Reinstatement.........................    29
CHARGES AND DEDUCTIONS................    30
Deductions from Premiums..............    30
Sales Charge..........................    30
Tax Charges...........................    30
Daily Deductions from the Variable
  Account.............................    31
Mortality and Expense Risk Charge.....    31
Monthly Deductions from Fund Value....    31
Cost of Insurance.....................    31
Administrative Charge.................    32
Other Optional Insurance Benefits
  Charges.............................    32
Fund Charge...........................    32
Administrative Fund Charge............    32
Sales Fund Charge.....................    33
Effect of Changes in Specified Amount
  on the Fund Charge..................    33
Transaction and Other Charges.........    34
Fees and Expenses of the Funds........    34
Guarantee of Certain Charges..........    35
OTHER INFORMATION.....................    35
Federal Income Tax Considerations.....    35
Definition of Life Insurance..........    36
Diversification Requirements..........    36
Tax Treatment of Policies.............    36
Conventional Life Insurance
  Policies............................    37
Modified Endowment Contracts..........    37
Reasonableness Requirement for
  Charges.............................    38
Pension and Profit-Sharing Plans......    38
Other Employee Benefit Programs.......    38
Other.................................    39
Charge for Company Income Taxes.......    39
Voting of Fund Shares.................    39
Disregard of Voting Instructions......    40
Report to Policy Owners...............    40
Substitution of Investment and Right
  to Change Operations................    40
                                        PAGE
                                        ----
Changes to Comply with Law............    41
PERFORMANCE INFORMATION...............    41
THE GUARANTEED INTEREST ACCOUNT.......    42
General Description...................    42
Limitations on Amounts in the
  Guaranteed Interest Account.........    42
Death Benefit.........................    43
Policy Charges........................    43
Transfers.............................    43
Surrenders and Policy Loans...........    44
MORE ABOUT THE POLICY.................    44
Ownership.............................    44
Joint Owners..........................    44
Beneficiary...........................    44
The Policy............................    44
Notification and Claims Procedures....    44
Payments..............................    45
Payment Plan/Settlement Provisions....    45
Payment in Case of Suicide............    45
Assignment............................    45
Errors on The Application.............    45
Incontestability......................    46
Policy Illustrations..................    46
Distribution of The Policy............    46
MORE ABOUT THE COMPANY................    47
Management............................    47
State Regulation......................    47
Telephone Transfer Privileges.........    48
Legal Proceedings.....................    48
Legal Matters.........................    48
Experts...............................    48
Registration Statement................    48
Independent Accountants...............    49
Financial Statements..................    49
Index to Financial Statements.........   F-1
Appendix A............................   A-1
Appendix B............................   B-1

                                IMPORTANT TERMS

     AGE -- The Insured's age as of his or her nearest birthday on the Policy Date, increased by the number of complete Policy Years elapsed.

     BENEFICIARY -- The person or persons named by the Policy Owner in the application or by proper later designation to receive the death benefit proceeds upon the death of the Insured.

     CASH VALUE -- The Fund Value for the Policy less the Fund Charge.

     COMPANY, THE -- The Mutual Life Insurance Company of New York.

     FREE LOOK PERIOD -- The Period which follows the application for the Policy and its issuance to the Policy Owner and which follows any application for an increase in Specified Amount. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value.

     FUND CHARGE -- A contingent deferred charge. The Fund Charge consists of two separately calculated elements: the Administrative Fund Charge and the sales Fund Charge. The Fund Charge is determined for the initial Specified Amount of the Policy and for each increase in Specified Amount.

     FUNDS -- The MONY Series Fund, Inc. and the Enterprise Accumulation Trust.

     FUND VALUE -- The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and the Guaranteed Interest Account, as well as any amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Variable Account or to any other segregated separate account of the Company.

     GUARANTEED INTEREST ACCOUNT -- An account that is part of Company's General Account to which all or a portion of net premium payments may be allocated for accumulation at a fixed rate of interest (which may not be less than 5.0%) declared by Company.

     HOME OFFICE -- The Company's administrative office at 1740 Broadway, New York, New York, 10019. "Home Office" also includes the Company's Syracuse Operations Center at 1 MONY Plaza, Syracuse, N.Y. 13202.

     INSURED -- The person upon whose life the Policy is issued and whose death is the contingency upon which the death benefit proceeds are payable.

     LOAN ACCOUNT -- An account to which amounts are transferred from the Subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt. The Loan Account is part of the Company's General Account, and it accumulates interest at a guaranteed rate of 5.0%.

     MATURITY DATE -- The Policy Anniversary on which the Insured is Age 95.

     MINIMUM MONTHLY PREMIUM -- The amount determined by the Company which is necessary to keep the Policy in force for the first two Policy Years.

     MONTHLY ANNIVERSARY DAY -- The day each month on which the monthly deduction is due against the Fund Value. The first Monthly Anniversary Day is the Policy Date.

     OUTSTANDING DEBT -- The unpaid loan balance including accrued loan interest due and unpaid.

     PARTIAL SURRENDER -- The surrender of a portion of the Policy. At least $500 of Surrender Value must remain after a Partial Surrender, or a full surrender of the Policy will be required.

     POLICY DATE -- The date set forth on page 1 of the Policy that is used to determine the Monthly Anniversary Day, Policy months, and Policy years. Policy monthly, quarterly, semiannual and annual

Anniversaries are measured from the Policy Date. Each Policy month starts on the same date in each calendar month as that specified as the Policy Date. Where the Policy Date is the 29th, 30th, or 31st of a month, and there is no such date in a calendar month, the Policy month for such month will start on the last day of that calendar month.

     POLICY OWNER OR OWNER -- The person who owns the Policy. The Policy Owner will be the Insured unless otherwise stated in the application. If the Policy has been absolutely assigned, the assignee becomes the Policy Owner. A collateral assignee is not the Owner.

     PORTFOLIO(S) -- The separate investment portfolios of the Funds.

     PREFERRED PARTIAL SURRENDER -- An amount, up to 10% of Cash Value, which may be surrendered without the application of a Fund Charge or reduction in specified amount.

     RIDER -- The addendum to a Policy which adds an optional insurance benefit to the Policy.

     SCHEDULED PREMIUM PAYMENTS -- The premium amount specified on the application as the amount the Policy Owner intends to pay at fixed intervals over a specified period of time. Within specified limits, premiums in excess of the Scheduled Premium Payments may be paid. Scheduled Premium Payments may be changed at any time. Scheduled Premium Payments are not required to paid.

     SPECIFIED AMOUNT -- The minimum death benefit for so long as the Policy remains in force. The Specified Amount may be increased or decreased under certain circumstances.

     SUBACCOUNTS -- The subdivisions of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of one of the Funds.

     SURRENDER VALUE -- The Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.

     TARGET PREMIUM -- The maximum amount of premiums paid against which the Fund Charge may be applied.

     TRANSACTION DATE -- The date the Company receives a premium or acceptable written or telephone request at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date or after the close of business on a Valuation Date (i.e., after 4:00 p.m. Eastern Time), the Transaction Date will be the next Valuation Date.

     UNEARNED LOAN INTEREST -- The amount of interest on Outstanding Debt which has not yet been earned by the Company. Interest on new Policy loans or Outstanding Debt is charged in advance on the date of the loan or the Policy Anniversary, as appropriate.

     UNIT -- The bookkeeping measure used to value the amounts allocated to the Subaccounts of the Variable Account.

     UNIT VALUE -- The value of the Units of each Subaccount of the Variable Account. Unit Values are calculated for each Subaccount on each Valuation Date.

     VALUATION DATE -- Each date on which the Variable Account is valued, which currently includes each day that the New York Stock Exchange is open for trading and on which there is sufficient trading in the securities of a Portfolio of the Funds to affect materially the unit value of the corresponding Subaccount of the Variable Account.

     VALUATION PERIOD -- The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

     VARIABLE ACCOUNT -- The Company's Variable Account L, a separate investment account established by the Company to receive and invest the net premiums paid under the Policy.

                             SUMMARY OF THE POLICY

     This summary is intended to provide a brief overview of the more significant aspects of the Policy. Further detail is provided in this prospectus and in the Policy. Unless the context indicates otherwise, the discussion in this summary and the remainder of the prospectus relates to the portion of the Policy involving the Variable Account. The Guaranteed Interest Account is briefly described under "The Guaranteed Interest Account," on page 37 and in the Policy.

PURPOSE OF THE POLICY

     The Policy offers a Policy Owner insurance protection on the life of the Insured through the Maturity Date for so long as the Policy is in force. A maturity benefit will be paid in lieu of a death benefit when the Policy reaches the Maturity Date during the Insured's lifetime. Like traditional fixed life insurance, the Policy provides for a death benefit equal to its Specified Amount, accumulation of cash value, and surrender and loan privileges. Unlike traditional fixed life insurance, the Policy offers a choice of investment alternatives and an opportunity for the Policy's Fund Value and its death benefit, to grow based on investment results. The Policy is a flexible premium policy, so that, unlike many other insurance policies, a Policy Owner may choose the amount and frequency of premium payments, within certain limits.

POLICY VALUES

     A Policy Owner may allocate net premium payments among the various Subaccounts that comprise the Variable Account and that invest in corresponding Portfolios of the MONY Series Fund and the Accumulation Trust. A Policy Owner may also allocate net premium payments to the Guaranteed Interest Account. The Loan Account represents amounts set aside in the General Account of the Company as collateral for Outstanding Debt.

     The Fund Value of the Policy is the sum of amounts allocated to the Subaccounts of the Variable Account, the Guaranteed Interest Account and the Loan Account. The Cash Value of the Policy is the Fund Value less the Fund Charge. The Surrender Value of the Policy is the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest.


     Depending on the investment experience of the selected Subaccounts, the Fund Value may increase or decrease on any day. The death benefit may or may not increase or decrease depending upon several factors, including the death benefit option selected by the Policy Owner, although the death benefit will never decrease below the Specified Amount provided the Policy is in force. There is no guarantee that the Policy's Fund Value and death benefit will increase. The Policy Owner bears the investment risk on that portion of the net premiums and Fund Value allocated to the Variable Account.


     The Policy will remain in force until the earliest of the Maturity Date, the death of the Insured, or a full surrender of the Policy, unless, before any of these events, the Policy lapses and a Grace Period expires without sufficient additional premium payment or repayment of Outstanding Debt by the Policy Owner.

     Generally, the Policy will remain in force only as long as the Cash Value less any Outstanding Debt is sufficient to pay all the monthly deductions. However, if the premiums paid meet the Minimum Monthly Premium requirement during the first two Policy years, the Policy and all Rider coverages will remain in force even if the Cash Value of the Policy less any Outstanding Debt is not sufficient to pay the monthly deductions.

THE DEATH BENEFIT


     The minimum Specified Amount for a Policy is $100,000. A Policy Owner may elect one of two options to calculate the amount of death benefit payable under the Policy, which may increase the death benefit. Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day, or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage required by the federal tax law definition of life insurance. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value (determined as of the date of the Insured's death) or, if greater, the Fund Value (determined as of the date of the Insured's death) plus the Fund Value on the last Monthly Anniversary Day multiplied by the death benefit percentage. Policy Owners seeking to have favorable investment performance reflected in increasing Fund Value should choose Option I; Policy Owners seeking to have favorable investment performance reflected in increasing insurance coverage should choose Option II. A Policy Owner may change the death benefit Option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 16.

PREMIUM FEATURES

     The Company requires a Policy Owner to pay an initial premium equal to at least the Minimum Monthly Premium that is defined by the Company. Thereafter, subject to certain limitations, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums in regular intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner; however, the Policy Owner may not be required to pay Scheduled Premium Payments. Premiums may be paid monthly under the MONYMatic plan where the Owner authorizes the Company to withdraw Scheduled Premium Payments from the Owner's checking account each month.

     The amount, frequency, and period of time over which a Policy Owner pays premiums may affect whether or not the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions. For more information on the tax treatment of life insurance contracts, including those classified as modified endowment contracts. See "Federal Income Tax Considerations," page 31.

     Payment of the Scheduled Premiums will not guarantee that a Policy will remain in force. See "Grace Period and Lapse," page 25. Unscheduled premium payments may not be less than $250. The Company also may reject or limit any premium payment that would result in an immediate increase in the net amount at risk under the Policy, although such a premium may be accepted with satisfactory evidence of insurability.

ALLOCATION OPTIONS

     The Subaccounts invest in portfolios of two mutual funds which offer the Policy Owner the opportunity to direct the Company to invest in diversified portfolios of stocks, bonds, money market instruments, or a combination of these securities. Each of the Subaccounts invests exclusively in shares of a designated portfolio (a "Portfolio") of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (collectively the "Funds"). The available Portfolios of the Funds, each of which has a different investment objective, are the Money Market Portfolio, the Government Securities Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio, and the High Yield Bond Portfolio. See "The Funds," page 9.


     MONY Life Insurance Company of America, a wholly-owned subsidiary of the Company is the investment manager of the MONY Series Fund. Enterprise Capital Management, Inc., a subsidiary of the Company, is the investment manager of the Accumulation Trust. OpCap Advisors, formerly known as Quest for Value Advisors, a subsidiary of Oppenheimer Capital, is the sub-investment adviser, of the Equity and Managed Portfolios; GAMCO Investors, Inc. is the sub-investment adviser of the Small Cap Portfolio; Brinson Partners, Inc. is the sub-investment adviser of the International Growth Portfolio; and Caywood-Scholl Capital Corporation is the subinvestment adviser of the High Yield Bond Portfolio.


     The Policy Owner may choose to allocate net premium payments to any or all of the available Subaccounts constituting the Variable Account, and to the Guaranteed Interest Account.

TRANSFER OF FUND VALUE

     The Policy Owner may transfer Fund Value among the Subaccounts, and, subject to certain other limitations, between the Subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value," page 22.

POLICY LOANS

     The Policy Owner may borrow from the Company an amount up to 90% of the Policy's Cash Value less any existing Outstanding Debt. The minimum loan is $250. The Policy will be the only security required for a loan. See "Policy Loans," page 23.

     The amount of any Outstanding Debt reduced by any Unearned Loan Interest is subtracted from the death benefit or from the Cash Value upon surrender. See "Full Surrender," page 24. Outstanding Debt may also impact the continuation of the Policy. See "Grace Period and Lapse," page 25.

FULL SURRENDER

     The Owner can surrender the Policy during the life of the Insured and receive its Surrender Value, which is equal to the Fund Value less the Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

PARTIAL SURRENDER

     Partial Surrenders are available under the Policy after the second Policy anniversary so long as the Surrender Value remaining after giving effect to the requested surrender and any fees which may be assessed as a result of the Partial Surrender exceeds any minimum requirements. If a Partial Surrender is for an amount which exceeds the amount available, it will be rejected and the request will be returned to the Policy Owner. A Partial Surrender may decrease the Specified Amount of a Policy if the Owner has elected death benefit Option I, and it will decrease the death benefit if the death benefit is greater than the Specified Amount under either Option I or II. See "Partial Surrender," at page 24.

     Among other restrictions, Partial Surrenders must be for at least $500, and the Policy's Surrender Value after the surrender must be at least $500. A Partial Surrender Fee of $25 or 2% of the amount surrendered, whichever is less, will be assessed against the remaining Fund Value. In addition, a portion of the Fund Charge may be assessed upon a Partial Surrender.

PREFERRED PARTIAL SURRENDER

     A Policy Owner may obtain during any Policy year after the second Policy anniversary amounts, up to 10% of Cash Value (on the date the first Partial Surrender request is received), without the application of a Fund Charge or reduction in specified amount. The Partial Surrender Fee, however, will be charged. This amount is referred to as the Preferred Partial Surrender Amount. See "Preferred Partial Surrender", page 25.

FREE LOOK PERIOD

     A Policy Owner may obtain a full refund of the premium paid if the Policy is returned within 10 days (or longer in certain states) after the Owner receives it, within 10 days after the Company mails or delivers the notice of the right of withdrawal, or 45 days after the application for the Policy is completed, whichever is later. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. See "Right to Examine a Policy -- Free Look Period", page 14.

GRACE PERIOD AND LAPSE

     Payment of Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, the duration of the Policy depends upon the Policy's Cash Value less any Outstanding Debt. However, during the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if Scheduled Premium Payments are made, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

CHARGES AND DEDUCTIONS

     DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to applying the net premium to the Fund Value. These charges consist of the following items:

     SALES CHARGE -- A sales charge equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid in Policy Years 11 through 20, and none thereafter.

     TAX CHARGE -- A state premium tax charge for policyholders resident in New York, currently equal to 0.8% of each premium, and a charge related to the federal tax treatment of deferred acquisition costs currently equal to 1.25% of each premium will be deducted to compensate the Company for these taxes. The Company does not expect to make a profit from this charge. (See "Tax Charges", page 27.)

     DAILY DEDUCTION FROM THE VARIABLE ACCOUNT

     A charge is deducted from the Variable Account each day for the Mortality and Expense Risk Charge as described below.

     MORTALITY AND EXPENSE RISK CHARGE -- A charge is deducted daily from each Subaccount of the Variable Account for mortality and expense risks assumed by the Company. For the first 10 Policy years, this charge is equal to .002055% of the amount in the Subaccounts, which is equivalent to an annual rate of .75% of Subaccount value. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. This amount will be determined by multiplying the Fund Value in all Subaccounts by .04167% which is equivalent to 0.5% on an annualized basis. This amount is guaranteed and will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy Anniversary.

     DEDUCTIONS FROM FUND VALUE

     A charge called the Monthly Deduction is deducted from the Fund Value on each Monthly Anniversary Day. The monthly deduction consists of the following items:

     COST OF INSURANCE -- This monthly charge compensates the Company for providing life insurance coverage for the Insured. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the Policy at the beginning of each Policy Month.

     ADMINISTRATIVE CHARGE -- An administrative charge is deducted each month based on the Specified Amount of the Policy. The administrative charge decreases after the first Policy year:

                                                                  EACH         EACH
                                                                OF FIRST      POLICY
                                                                12 POLICY     MONTH
                                                                 MONTHS     THEREAFTER
                                                                ---------   ----------
            Specified Amount:
              Less than $250,000..............................   $ 31.50*     $ 6.50
              $250,000 to $499,999............................     28.50*       3.50
              $500,000 or more................................     25.00*       None

---------------

* Reduced by $5.00 for issue ages 0 through 17.

     OPTIONAL INSURANCE BENEFITS CHARGES -- The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider.

     FUND CHARGE

     The Company will assess a Fund Charge against Fund Value upon surrender of a Policy or reduction in the Specified Amount within fourteen years of the Policy Date or of a subsequent increase in Specified Amount. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge.

     ADMINISTRATIVE FUND CHARGE -- The Administrative Fund Charge is equal to an amount per thousand of Specified Amount as follows:

                                                                  ADMINISTRATIVE
                                   ISSUE AGE                       FUND CHARGE
                ------------------------------------------------  --------------
                0-25............................................      $ 2.50
                26..............................................        3.00
                27..............................................        3.50
                28..............................................        4.00
                29..............................................        4.50
                30 or higher....................................        5.00

The amount of the charge remains level for five years. After the fifth year, the charge decreases by 10% per year until it reaches zero at the end of the 14th year. See "Fund Charge -- Administrative Fund Charge", page 29.

     SALES FUND CHARGE -- The Sales Fund Charge is equal to a percentage of the premiums paid in the first five years, up to a maximum amount of premiums called the Target Premium. The percentage of premiums varies by Age as follows:

                        NON-QUALIFIED                         QUALIFIED
                ------------------------------     --------------------------------
                    ISSUE AGE       PERCENTAGE         ISSUE AGE         PERCENTAGE
                ------------------  ----------     ------------------    ----------
                0-17..............      50%        18-35.............        75%
                18-38.............      75         36-37.............        70
                39-45.............      70         38-45.............        65
                46-67.............      65         46-68.............        60
                68................      60         69   .............        55
                69................      55         70   .............        50
                70-80.............      50

     The Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year. The Sales Fund Charge during the first two years that the Policy is in force is limited. See "Fund Charge -- Sales Fund Charge", page 29.

     Administrative Fund Charges and Sales Fund Charges are determined in a similar manner for increases in Specified Amount. Decreases in Specified Amount may result in immediate deduction of a portion of the sales Fund Charge and administrative Fund Charge from the Fund Value.

     TRANSACTION AND OTHER CHARGES

     A Partial Surrender Fee of the lesser of 2% of the amount surrendered and $25 will be assessed against the remaining Fund Value for any Partial Surrender or Preferred Partial Surrender. In addition, the Company reserves the right to charge a fee of $25 on transfers which exceed twelve in any Policy year.

     The operating expenses of the Variable Account are paid by the Company and certain charges, deductions, and fees are made or imposed to compensate the Company for these expenses and for the risk that the charges, deductions, and fees may not be sufficient to compensate the Company. Investment advisory fees and operating expenses of the Fund are paid by the Fund. For a description of these charges, see "Charges and Deductions," page 26.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The Fund Value under the Policy is currently subject to the same federal income tax treatment as the cash value under fixed life insurance. Therefore, generally the Policy Owner will not be deemed to be in constructive receipt of the Fund Value unless and until the Policy Owner is deemed to be in receipt of a distribution from the Policy. For information on the tax treatment of the Policy and on the tax treatment of a Full Surrender, a Partial Surrender, a Preferred Partial Surrender, or a Policy loan, see "Federal Income Tax Considerations," page 31.

TAX TREATMENT OF DEATH BENEFIT

     The death benefit under the Policy is currently subject to federal income tax treatment consistent with that of fixed life insurance. Therefore, generally the death benefit will be fully excludable from the gross income of the Beneficiary under the Internal Revenue Code. See "Federal Income Tax Considerations," page 31.

THE GUARANTEED INTEREST ACCOUNT

     The Policy Owner may allocate all or a portion of net premium payments and transfer Fund Value to the Guaranteed Interest Account, within specified limits. Amounts allocated to the Guaranteed Interest Account are held in the Company's General Account. The Company guarantees that the Fund Value allocated to the Guaranteed Interest Account will be credited interest daily at a rate equivalent to an effective annual rate of 5%. In addition, the Company may in its sole discretion pay interest in excess of the guaranteed amount. After the tenth Policy anniversary, the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account will be .5% higher than the rates applicable to policies of the same type which have not yet reached their tenth policy anniversary. This increase is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to policies of the same type which have not yet reached their tenth policy anniversary. See "The Guaranteed Interest Account," page 37.

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the Policies, and any questions or inquiries should be directed to the Company's Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

             INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT

THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

     The Mutual Life Insurance Company of New York ("Company") is a mutual life insurance company organized under the laws of the state of New York in 1842. The principal office of the Company is located at

1740 Broadway, New York, New York 10019. It is admitted to do business in all states, as well as the District of Columbia, and Puerto Rico. As of the end of 1997, the Company had over $72.7 billion of life insurance in force and consolidated assets of approximately $22.0 billion.



     In September 1997, the Company announced that it had begun the process of demutualization. If completed, it is not expected that demutualization will have any material effect on MONY Variable Account L or the Policies.



     At May 1, 1998, the rating assigned to the Company by A. M. Best Company, Inc., an independent insurance company rating organization, was A- (Excellent) based upon an analysis of financial condition and operating performance through the end of 1996. The A. M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.


     MONY Securities Corp., a wholly owned subsidiary of the Company, is the principal underwriter for the Policies.


  Year 2000 Issue



     The Year 2000 issue is the result of widespread use of computer programs which use two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe computer capacity which would have been necessary to accommodate a four digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major system failure or in miscalculations.



     The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the "Year 2000" issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 problem may have a material impact on the operations of the Company. Further, even if the Company completes such modifications and conversions, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company.



     MONY Series Fund and the Accumulation Trust have reviewed with their respective investment advisers and other suppliers of services the status of their Year 2000 issue. MONY Series Fund and the Accumulation Trust prospectuses, which are included in the Prospectus Portfolio, contain the results of those status reviews. See MONY Series Fund prospectus at page 20; Accumulation Trust
prospectus at page   .


MONY VARIABLE ACCOUNT L

     The MONY Variable Account L (the "Variable Account") is a separate investment account of the Company and at present is used only to support flexible premium variable life insurance policies. The assets in the Variable Account are kept separate from the General Account assets and other separate accounts of the Company.

     The Company owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account with a total market value equal to the Policy liabilities funded by the Variable Account. The Variable Account is divided into subdivisions called Subaccounts. The income, gains, or losses, realized or unrealized, of the Variable Account are credited to or charged against the assets held in the Variable Account without regard to the other income, gains, or losses of the Company. Assets in the Variable Account attributable to the reserves and other liabilities under the Policies are not chargeable with liabilities arising from any other business that the Company conducts. However, the Company may transfer to its General Account any assets which exceed anticipated obligations of the Variable Account. All obligations arising under the Policy are general corporate obligations of the Company. The Company may accumulate in the Variable Account proceeds from various Policy charges and investment results applicable to those assets.

     The Variable Account was established on November 28, 1990 under New York law under the authority of the Board of Trustees of the Company. The Variable Account is registered as a unit investment trust with the Securities and Exchange Commission ("SEC"). Such registration does not involve any supervision by the SEC of the administration or investment practices or policies of the Account.


     There are currently nine Subaccounts within the Variable Account available to the Policyholder. Each Subaccount invests exclusively in shares of a designated Portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These Portfolios are available to serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company as well as other life insurance companies, and may be available to certain pension accounts. They are not available directly to individual investors. The Company may in the future establish additional Subaccounts within the Variable Account, which may invest in other Portfolios of the Funds or in other securities. Not all Subaccounts are available to the Policy Owner.

THE FUNDS

     Each Subaccount of the Variable Account currently invests only in shares of a corresponding Portfolio of the MONY Series Fund, Inc. (the "MONY Series Fund") or the Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds"). The Funds are diversified, open end management investment companies of the series type. The Funds are registered with the SEC under the Investment Company Act of 1940. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds.


     Of the seven separate Portfolios of the MONY Series Fund, currently only four portfolios ("Portfolios"), each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account available to the Policy Owner. MONY America acts as the investment manager of the MONY Series Fund. MONY America is a registered investment adviser under the Investment Advisers Act of 1940. As investment adviser to the MONY Series Fund, MONY America receives a daily investment advisory fee equivalent to an annual rate of 0.50 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Intermediate Term Bond, Long Term Bond, and Government Securities Portfolios of the MONY Series Fund, and 0.40 percent of the first $400 million, 0.35 percent of the next $400 million, and 0.30 percent of net assets in excess of $800 million of the aggregate average daily net assets of the Money Market Portfolio of the MONY Series Fund, as described in the accompanying current prospectus for the MONY Series Fund. MONY America, as investment adviser, has agreed to bear all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the Fund's directors, officers and employees who are interested persons of MONY America. All other expenses, including the calculation of the net asset values of the Portfolios, will be borne by the Fund itself, subject to certain limitations imposed by state law. MONY America has entered into a Services Agreement with the Company for the provision of personnel, equipment, facilities and other services, in order to carry out its duties as investment adviser to the Fund. Of the five separate Portfolios of the Accumulation Trust, currently all five separate Portfolios, each of which pursues different investment objectives and policies, are available for purchase by corresponding Subaccounts of the Variable Account. Enterprise Capital Management, Inc., a wholly owned subsidiary of the Company, acts as the investment manager of the Accumulation Trust. OpCap Advisors, formerly known as Quest for Value Advisors, a subsidiary of Oppenheimer Capital, acts as the sub-investment adviser to the Equity and Managed Portfolios of the Accumulation Trust. Oppenheimer Capital is a subsidiary of Oppenheimer Financial Corporation. The change of name to OpCap Advisors was occasioned by the sale of certain of the operations of Quest for Value Advisors to Oppenheimer Management Corporation in November 1995. No change in the personnel responsible for the day-to-day management of the Equity and Managed Portfolios will occur as a result of this change. GAMCO Investors, Inc. acts as the sub-investment adviser to the Small Cap Portfolio. Brinson Partners, Inc. acts as the sub-investment adviser to the International Growth Portfolio. Caywood-Scholl Capital Corporation acts as sub-investment adviser to the High Yield Bond Portfolio.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds, means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

PURCHASE OF PORTFOLIO SHARES BY THE VARIABLE ACCOUNT

     The shares of each Portfolio are purchased by the Company for the corresponding Subaccount at net asset value, i.e., without sales load. All dividends and capital gains distributions received from a Portfolio are automatically reinvested in such Portfolio at net asset value, unless the Company, on behalf of the Variable Account, elects otherwise. Fund shares will be redeemed by the Company at their net asset value to the extent necessary to make payments under the Policies.

     Shares of the Funds are offered only for purchase by separate accounts of insurance companies, which may or may not be affiliated with the Company, or with each other. This is called "shared funding." They may also sell shares to separate accounts to serve as an investment medium for variable life insurance policies and for variable annuity contracts. Thus, the Funds serve as an investment medium for both variable life insurance policies and variable annuity contracts. This is called "mixed funding." The Company currently does not foresee any disadvantages to Policy Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts for which the Funds serve as an investment medium might at some time be in conflict. However, the Company's Board of Trustees, the MONY Series Fund's Board of Directors, the Accumulation Trust's Board of Trustees, and any other insurance companies that participate in the Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Funds for mixed and/or shared funding. The Funds' Boards are required to determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.


     A summary of the investment objectives of each of the Portfolios of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of each Fund, including information on the risks associated with the investment and investment techniques of each of the Portfolios.


        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING.

     THE MONEY MARKET PORTFOLIO

     The investment objective of the Money Market Portfolio is to seek maximum current income consistent with preservation of capital and maintenance of liquidity. The Money Market Portfolio attempts to achieve this objective by investing in money market instruments. MONY Series Fund offers this Portfolio.

     THE GOVERNMENT SECURITIES PORTFOLIO

     The investment objective of the Government Securities Portfolio is the maximum current income over the intermediate term consistent with the preservation of capital, through investment in highly-rated debt securities, U.S. Government obligations, and money market instruments, with a dollar weighted average life of up to ten years at the time of purchase. MONY Series Fund offers this Portfolio.

     THE INTERMEDIATE BOND PORTFOLIO

     The investment objective of the Intermediate Bond Portfolio is to maximize income over the intermediate term consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. MONY Series Fund offers this Portfolio.

     THE LONG TERM BOND PORTFOLIO

     The investment objective of the Long Term Bond Portfolio is to maximize income over the longer term consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing in highly-rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. MONY Series Fund offers this Portfolio.

     THE EQUITY PORTFOLIO

     The investment objective of the Equity Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this investment objective by investing in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this Portfolio.

     THE SMALL CAP PORTFOLIO

     The Small Cap Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing in a diversified portfolio of primarily equity securities of companies with market capitalization of under $1 billion. The Accumulation Trust offers this Portfolio.

     THE MANAGED PORTFOLIO

     The investment objective of the Managed Portfolio is to provide growth of capital over time. The Portfolio seeks to achieve this investment objective by investing in a portfolio consisting of common stocks, bonds and cash equivalents, the percentage of which will vary over time based on the investment manager's assessment of the relative investment values. The Accumulation Trust offers this Portfolio.

     THE INTERNATIONAL GROWTH PORTFOLIO

     The investment objective of the International Growth Portfolio is to provide capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this portfolio.

     THE HIGH YIELD BOND PORTFOLIO

     The investment objective of the High Yield Bond Portfolio is to provide maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this portfolio.

                                   THE POLICY

     The variable life insurance benefits of the Policies are funded through the Policy Owner's Fund Value in the Variable Account and the Guaranteed Interest Account. The information included below describes the benefits, features, charges, and other major provisions of the Policies.

APPLICATION FOR A POLICY

     The Policy is designed to meet the needs of individuals and for corporations who wish to provide coverage and benefits for key employees. Individuals wishing to purchase the Policy must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corp. ("MSC"). The licensed agent will then submit the completed application to the Company. The Policy may also be sold through other broker-dealers authorized by MSC and applicable law to do so. A Policy can be issued on the life of an Insured for Ages up to and including Age 80 with evidence of insurability satisfactory to the Company. The Insured's Age is calculated as of the Insured's birthday nearest the Policy

Date. Acceptance is subject to the Company's underwriting rules, and the Company reserves the right to request additional information and to reject an application.

     The minimum Specified Amount which may be applied for is $100,000. However, the Company also reserves the right to revise its rules from time to time to specify a different minimum Specified Amount at issue for subsequent issued Policies.

     Each Policy is issued with a Policy Date, which is the date used to determine the Monthly Anniversary Day, Policy Months, Policy Years, and Policy monthly, quarterly, semiannual and annual Anniversaries. The Policy Date will be stated on Page 1 of the Policy. The Policy Date will normally be the later of the date that delivery of the Policy is authorized by the Company (the "Policy Release Date") or the Policy Date requested in the application. Except as provided under the temporary insurance procedures defined below, no premiums may be paid with the application.

     TEMPORARY INSURANCE COVERAGE

     If an applicant desires interim insurance coverage prior to the Policy Release Date, a Temporary Insurance Agreement is available. At the time an application is accepted by a licensed agent of the Company, the applicant must satisfactorily complete and sign the Temporary Insurance Agreement Form and submit payment for at least one Minimum Monthly Premium for the Policy as applied for. Coverage commences under the Temporary Insurance Agreement on the date the Temporary Insurance Agreement Form is signed and the required premium amount has been paid, or if later, the requested Policy Date. See "Premium Flexibility," page 14.

     Once the coverage under the Temporary Insurance Agreement commences, it generally will run until the Policy Release Date, but in no event for more than 90 days from the date the Temporary Insurance Agreement Form is signed. In addition, this temporary insurance coverage will also cease on the earliest of
(a) the 45th day after the Temporary Insurance Agreement Form is signed if the last of the medical exams and tests initially required under the Company's published underwriting rules has not been completed by the applicant, (b) 5 days after the Company sends notice to the applicant that it declines to issue any Policy, (c) the date the applicant informs the Company that the Policy will be refused, (d) the Policy Release Date, if the Policy is issued as applied for, or
(e) where the Policy is issued other than as applied for, the earlier of the 15th day after the Policy Release Date or the date the Policy takes effect. If death occurs during the period of temporary coverage, the death benefit will be
(i) the lesser of $500,000 or the insurance coverage applied for on the life of the proposed Insured (including any optional Riders), less (ii) the Deductions from Premium and the Monthly Deduction due prior to the date of death.

     During the period before the Policy Release Date, premiums paid with the application pursuant to the Temporary Insurance Agreement will be held in the Company's General Account. Except as provided below, interest will be credited on the premium (less any Deductions from Premiums) held in the Company's General Account. The interest rate will be set by the Company, but will not be less than 5 percent per year. If the Policy is issued and accepted, these amounts will be applied to the Policy. These premiums will be returned (without interest) to the applicant within 5 days after:

          (1) the date the applicant informs the Company at or before the Policy Release Date (or where the Policy is authorized for delivery other than as applied for, on or before the 15th day after the Policy Release Date) that the Policy will be refused; or

          (2) the date which is 30 days after the application is signed, if any medical exams or tests required by the Company have not yet been completed.

Premiums will be returned with interest to the applicant within 5 days after the date the Company sends notice to the applicant declining to issue any Policy on the Insured.

     INITIAL PREMIUM PAYMENT

     If the application is approved and the Policy is subsequently issued, the balance due (if any) of the first Scheduled Premium Payment, as specified in the Policy, is payable upon delivery of the Policy. The Policy will take effect on the date the Policy is accepted by the applicant and the initial Scheduled Premium Payment has been paid, or the Policy Date requested in the application, if later. If a specific Policy Date has not been requested or if the Policy Date requested is prior to the Policy Release Date, upon receipt of the balance due (if any), the amount attributable to the Policy (including any premiums held in the General Account under the Temporary Insurance Agreement plus any interest credited in the General Account, less Deductions from Premiums) will be transferred to the Money Market Subaccount of the Variable Account on the Policy Release Date pending expiration of the applicable Free Look Period. After such transfer, the Monthly Deduction due prior to or on the Policy Release Date will be made. Upon expiration of the Free Look Period, amounts to be allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts to be allocated to the Guaranteed Interest Account will be allocated to that Account. (See "Right to Examine A Policy -- Free Look Period," page 14.)

     POLICY DATE

     If a specific Policy Date has been requested which is later than the Policy Release Date, the amount attributable to the Policy will be initially held in the General Account until the Policy Date. On the Policy Date, the amount attributable to the Policy less any Deductions from Premiums for the period commencing with the Policy Date will be transferred to the Money Market Subaccount of the Variable Account pending expiration of the applicable Free Look Period. Upon the expiration of the applicable Free Look Period, amounts allocated to the Subaccounts of the Variable Account will be allocated to those Subaccounts and amounts allocated to the Guaranteed Interest Account will be allocated to that Account. See "Right to Examine A Policy -- Free Look Period," below.

     Subject to the Company's approval, a Policy may be backdated, but the Policy Date may not be more than six months (a shorter period is required in certain states) prior to the date of the application. Backdating can be advantageous if the Insured's lower issue Age results in lower cost of insurance rates. If the Policy is backdated, the initial Scheduled Premium Payment will include sufficient premium to cover additional charges incurred for the backdating period, since monthly deductions are made for the period the Policy Date is backdated.

     RISK CLASSIFICATION

     Insureds are assigned to underwriting (risk) classes which are used in calculating the cost of insurance and certain Rider charges. In assigning Insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method, which may require a medical examination of a proposed Insured, although other forms of underwriting may be used when deemed appropriate by the Company.

RIGHT TO EXAMINE A POLICY -- FREE LOOK PERIOD

     The Free Look Period follows the application for the Policy and its issuance to the Policy Owner, and it also follows any application for an increase in Specified Amount and the issuance of an endorsement increasing the Specified Amount. The period runs to the latest of the date which is (a) 45 days after Part I of the application is signed, (b) 10 days (or longer in certain states) after the Policy Owner receives the Policy, or the endorsement of an increase in Specified Amount, as the case may be, or (c) 10 days after the Company mails or personally delivers a notice of withdrawal right to the Policy Owner. During the Free Look Period which follows the issuance of the Policy, the Policy Owner may cancel the Policy and receive a refund of the full amount of the premium paid. During a Free Look Period following any increase in Specified Amount, the Policy Owner has a right, in effect, to cancel the increase in Specified Amount and have the charges and deductions attributable to such increase added to the Fund Value. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. See "Allocation of Net Premiums," page 16.

PREMIUMS

     The Policy is a flexible premium policy, and it provides considerable flexibility, subject to the limitations described below, to pay premiums at the Policy Owner's discretion.

     PREMIUM FLEXIBILITY

     The Company requires a Policy Owner to pay an amount equal to at least the Minimum Monthly Premium to place the Policy in force. If the premiums are to be paid less often than monthly, the premium required to place the Policy in force is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of Scheduled Premium Payments. This Minimum Monthly Premium will be based upon the Policy's Specified Amount and the Age, smoking status, gender (unless unisex cost of insurance rates apply, see "Cost of Insurance," page 28), and underwriting class of the Insured, and any Riders added to the Policy. The Minimum Monthly Premium will be shown in the Policy. Thereafter, subject to the limitations described below, a Policy Owner may choose the amount and frequency of premium payments. The Policy, therefore, provides the Policy Owner with the flexibility to vary premium payments to reflect varying financial conditions.

     If on each Monthly Anniversary Day during the first two Policy years, the sum of all premiums paid, less any Outstanding Debt and less any Partial Surrenders (and their fees), is greater than or equal to the Minimum Monthly Premium times the number of completed Policy months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. See "Grace Period and Lapse," page 25.

     SCHEDULED PREMIUM PAYMENTS

     When applying for a Policy, a Policy Owner will determine a Scheduled Premium Payment that provides for the payment of level premiums at fixed intervals over a specified period of time. Each Policy Owner will receive a premium reminder notice for the Scheduled Premium Payment amount on either an annual, semiannual, or quarterly basis, at the option of the Policy Owner. The minimum Scheduled Premium Payment is equal to the Minimum Monthly Premium multiplied by 12 divided by the Scheduled Premium Payment frequency. Although reminder notices will be sent, the Policy Owner is not required to pay Scheduled Premium Payments.

     Premiums, other than the first, may also be paid monthly under the MONYMatic plan where the Policy Owner authorizes the Company to withdraw premiums from the Owner's checking account each month. Based on the Policy Date, up to two Minimum Monthly Premiums must be paid in cash before the MONYMatic plan will be accepted by the Company. Under the MONYMatic plan, the day on which premiums are withdrawn will be the 15th of the month. Payment of the Scheduled Premium Payments will not guarantee that a Policy will remain in force. Instead, unless one of the Guaranteed Death Benefit Riders has been elected and all requirements have been met, the duration of the Policy depends upon the Policy's Cash Value, less any Outstanding Debt. In addition during the first two Policy Years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and any fees relating thereto) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premium times the number of completed Policy Months, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt. Even if the Scheduled Premium Payments are made, if either of these two provisions do not apply, the Policy will lapse any time the Cash Value less Outstanding Debt is insufficient to pay the current monthly deduction and a Grace Period expires without sufficient payment.

     MODIFIED ENDOWMENT CONTRACTS

     The amount, frequency and period of time over which a Policy Owner pays premiums may affect whether the Policy will be classified as a modified endowment contract, which is a type of life insurance contract subject to different tax treatment for certain pre-death distributions than conventional life insurance contracts. See "Federal Income Tax Considerations -- Modified Endowment Contracts," page 33.

     UNSCHEDULED PREMIUM PAYMENTS

     Generally, the Policy Owner can make unscheduled premium payments at any time and in any amount as long as each payment is at least $250.00. The Company may reject or limit any premium payment (Scheduled or unscheduled) that would result in an immediate increase in the death benefit payable, although such a premium may be accepted with satisfactory evidence of insurability. A premium payment would result in an immediate increase if the death benefit under a Policy is, or upon acceptance of the premium would be, equal to a Policy Owner's Fund Value multiplied by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits under the Policy," page 16 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 31. If satisfactory evidence of insurability is not received, the payment, or a portion thereof may be returned. In addition, all or a portion of a premium payment will be rejected and returned to the Policy Owner if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Unscheduled premium payments will be treated as premium payments, and not as a repayment of Outstanding Debt, unless a Policy Owner requests otherwise. If the Policy Owner does request that the payment be treated as a repayment of Outstanding Debt, any portion of a payment that exceeds the amount of Outstanding Debt will be applied to the Fund Value. Applicable taxes and sales charges are not deducted from payments used as a repayment of Outstanding Debt, but are deducted from any payment which constitutes a premium payment.

     PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

     If premium payments are stopped, temporarily or permanently, the Policy will continue in effect until the Cash Value less any Outstanding Debt can no longer cover the Monthly Deductions from the Fund Value for the Policy and any optional insurance benefits added by Rider. At that point, the Policy will lapse. See "Grace Period and Lapse," page 25. If the Minimum Monthly Premium requirements are satisfied during the first two Policy years, the Policy is guaranteed not to lapse, regardless of the Policy's Cash Value less Outstanding Debt during this two year period. See "Premiums -- Premium Flexibility," page 25.

     Certain charges will be deducted from each premium payment. See "Charges and Deductions," page 26. The remainder of the premium, referred to as the "net premium", will be allocated as described below under "Allocation of Net Premiums."

ALLOCATION OF NET PREMIUMS

     In the application for the Policy, the Policy Owner selects the Subaccounts of the Variable Account or the Guaranteed Interest Account to which net premium payments will be allocated. During the Free Look Period, net premiums will be allocated to the Money Market Subaccount, which invests in the Money Market Portfolio of the MONY Series Fund. The Fund Value will be automatically allocated according to the Policy Owner's instructions contained in the application at the end of the Free Look Period. Net premiums received after the Free Look Period will be allocated upon receipt among the Subaccounts of the Variable Account and the Guaranteed Interest Account according to the Policy Owner's most recent instructions. If instructions for allocation of premiums are not included in the application or are incomplete, all allocations will be made to the Money Market Subaccount until a subsequent notification of allocation percentages is received.

     Net premiums may be allocated in whole percentages to any number of Subaccounts and to the Guaranteed Interest Account, provided that no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%. Available allocation alternatives include the nine Subaccounts and the Guaranteed Interest Account.

     A Policy Owner may change the allocation of net premiums at any time by submitting a proper written request to the Company's Home Office. In addition, changes in net premium allocation instructions may be made by telephone if an authorization for telephone transfer form has been properly completed, signed and filed at the Company's Syracuse Operations Center. The Company reserves the right to discontinue telephone net premium allocation instructions. See "Telephone Transfer Privileges", page
43. The revised allocation percentages will be applied within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When the Policy is issued, the Company will determine the initial amount of insurance based on the instructions provided in the application. That amount will be shown on the specifications page of the Policy and is called the "Specified Amount." The minimum Specified Amount is $100,000.

     For so long as the Policy remains in force, the Company will, upon proof of the death of an Insured, pay death benefit proceeds to a named Beneficiary. Death benefit proceeds will consist of the death benefit under the Policy, plus any insurance proceeds provided by Rider, less any Outstanding Debt reduced by any Unearned Loan Interest (and, if in the Grace Period, further reduced by any overdue charges).

     Each Policy Owner may select one of two death benefit Options: Option I or Option II. Generally the applicant designates the death benefit Option in the application. If no Option is designated, Option I will be assumed by the Company to have been selected. Subject to certain restrictions, the Policy Owner can change the death benefit Option selected. So long as the Policy remains in force, the death benefit under either Option will never be less than the Specified Amount of the Policy.

     OPTION I

     Under Option I, the death benefit will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The death benefit percentages vary according to the Age of the Insured and will be at least equal to the percentage defined in the Internal Revenue Code, which addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 31. The Death Benefit Percentage is 150% for an Insured at Age 40 or under, and it declines for older Insureds. A table showing the Death Benefit Percentages is in Appendix A to this prospectus and in the Policy. Policy Owners who are seeking to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, should choose Option I.

     OPTION II

     Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value on the date of death or, if greater, the Fund Value on the date of death plus the Fund Value (determined as of the end of the Monthly Anniversary Day concurrent with or prior to the date of death) multiplied by a Death Benefit Percentage. The Death Benefit Percentage is the same as that used in connection with Option I and is stated in Appendix A. The death benefit under Option II will always vary as Fund Value varies. Therefore, Policy Owners who seek to have favorable investment performance reflected in increased insurance coverage should choose Option II.

     EXAMPLES OF OPTIONS I AND II

     The following examples demonstrate the determination of death benefits under Options I and II. The examples show three Policies -- Policies 1, 2, and 3 -- with the same Specified Amount, but Fund Values that vary as shown, and which assume an Insured is Age 40 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a Monthly Anniversary Day.

                                                         POLICY 1     POLICY 2     POLICY 3
                                                         --------     --------     --------
    Specified Amount...................................  $100,000     $100,000     $100,000
    Fund Value on Date of Death........................  $ 35,000     $ 60,000     $ 85,000
    Death Benefit Percentage...........................       150%         150%         150%
    Death Benefit under Option I.......................  $100,000     $150,000     $212,500
    Death Benefit under Option II......................  $135,000     $160,000     $212,500

     Under Option I, the death benefit for Policy 1 is equal to $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value plus the Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000x150%=$87,500). In contrast, for both Policies 2 and 3 under Option I, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000x150%=$150,000 for Policy 2; $85,000 plus
$85,000x150%=$212,500 for Policy 3) is greater than the Specified Amount ($100,000), so the death benefit is equal to the higher value. Under Option II, the death benefit for Policy 1 is equal to $135,000 since the death benefit is the greater of Specified Amount plus Fund Value ($100,000+$35,000=$135,000) or the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($35,000 plus $35,000x150%=$87,500). Similarly, in Policy 2, Specified Amount plus Fund Value ($100,000+$60,000=$160,000) is greater than Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($60,000 plus $60,000x150%=$150,000). In contrast, in Policy 3, the Fund Value plus Fund Value multiplied by the Death Benefit Percentage ($85,000 plus $85,000x150%=$212,500) is greater than the Specified Amount plus Fund Value ($100,000+$85,000=$185,000), so the death benefit is equal to the higher value.

     Death benefit proceeds may be paid to a Beneficiary in a lump sum or under a payment plan offered under the Policy. The Policy should be consulted for details.

     CHANGES IN DEATH BENEFIT OPTION

     A Policy Owner may request that the death benefit under the Policy be changed from Option I to Option II, or from Option II to Option I. Changes in the death benefit Option may be made on any Monthly Anniversary Day and should be made in writing to the Company's Home Office. A change from Option II to Option I may be made without evidence of insurability; a change from Option I to Option II will require evidence of insurability satisfactory to the Company. The effective date of any such change requested between Monthly anniversaries will be the next Monthly Anniversary Day after the change is accepted.

     A change in the death benefit from Option I to Option II is accomplished by reducing the Specified Amount of the Policy by the amount of the Policy's Fund Value at the date of the change. This maintains the death benefit payable under Option II at the amount that would have been payable under Option I immediately prior to the change. Although there is no immediate change in the total death benefit, the change to Option II will affect the determination of the death benefit from that point on since the Fund Value will then be added to the new Specified Amount, and the death benefit will then vary with Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     A change in the death benefit from Option II to Option I will result in a decrease in the death benefit payable under the policy. The Specified Amount of the Policy remains the same before and after the change; however, the death benefit is reduced to an amount equal to the Specified Amount. From that point on, the death benefit will equal the Specified Amount (or, if higher, the Fund Value times the applicable Death Benefit Percentage, as required by the federal tax law definition of life insurance). The change in Option will generally reduce the death benefit payable in the future.

     A change in death benefit Option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk, which generally is the amount by which the death benefit exceeds Fund Value. See "Cost of Insurance," page 28. Assuming that the Policy's death benefit is not based on the Death Benefit Percentage under either Option I or II, changing from Option II to Option I will generally decrease the net amount at risk, and therefore decrease the cost of insurance charges. Changing from Option I to Option II will generally result in a net amount at risk that remains level. Such a change, however, will result in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     A Policy Owner may request an increase or decrease in the Specified Amount under a Policy subject to approval from the Company. A change in Specified Amount may be made at any time after the second Policy anniversary. Increases in Specified Amount are not permitted on or after the policy anniversary nearest the Insured's 81st birthday. Increasing the Specified Amount will generally increase the death benefit payable under the Policy, and decreasing the Specified Amount will generally decrease the death benefit payable. The amount of change in the death benefit will depend, among other things, upon the death benefit Option chosen by the Policy Owner and whether the death benefit under the Policy is being calculated using the Death Benefit Percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of the death benefit while the Policy is in force and the subsequent level of Policy values. For example, an increase in Specified Amount may increase the net amount at risk under a Policy, which will increase a Policy Owner's cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which will decrease a Policy Owner's cost of insurance charges over time.

     Any request for an increase or decrease in Specified Amount must be made by written application to the Company's Home Office. It will become effective on the Monthly Anniversary Day on or next following the Company's acceptance of the request. If the Policy Owner is not the Insured, the Company may also require the consent of the Insured before accepting a request.

     INCREASES

     Additional evidence of insurability satisfactory to the Company will be required for an increase in Specified Amount. An increase will not be given for increments of Specified Amount less than $10,000.

     A requested increase in the Specified Amount will create a new "coverage segment" for which cost of insurance and other charges will be computed separately. See "Charges and Deductions," page 26. In addition, the Fund Charge associated with the Policy will increase. The Fund Charge for the increase is calculated in a similar manner as for the original Specified Amount. The Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted prospectively to reflect the increase in Specified Amount. If the Specified Amount is increased at the same time that a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, premiums paid after the increase will be allocated to the original and the new coverage segments in the same proportion that the guideline annual premiums defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all segments. Fund Value will also be allocated to each coverage segment.

     You will have the right to cancel an increase in the Specified Amount within the later of (i) 45 days after Part I of the application for the increase is signed, (ii) ten days (or longer in certain states) after receipt of the Policy endorsement applicable to the increase, or, (iii) ten days after mailing or personal delivery of a notice as to the availability of the Free Look provision. If the increase is canceled, any charges attributable to the increase will be reversed and then added to your Fund Value, without sales or other loads. The Policy Fund Charge will also be adjusted to the amount which would have existed had the increase never taken place.


  Decreases


     Any decrease in Specified Amount (whether specifically requested by the Policy Owner or as a result of a Partial Surrender or a death benefit Option change) will first be applied to reduce the coverage segments of Specified Amount associated with the most recent increases, then the next most recent increases successively, and finally to the original Specified Amount. A decrease will not be permitted if the Specified Amount would fall below $100,000. A decrease will not be given if less than $10,000.

     If the reduction decreases the Specified Amount during the Fund Charge period, the Fund Charge on the remaining Specified Amount will be reduced; however, an amount equal to the reduction in the Fund Charge will be deducted from the Fund Value. See "Fund Charge," page 29. Target Premiums, and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased at the same time that a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to disallow a requested decrease, and will not permit a requested decrease, among other reasons, (i) if compliance with the guideline premium limitations under federal tax law resulting from the requested decrease would result in immediate termination of the Policy, or (ii) if, to effect the requested decrease, payments to the Policy Owner would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Surrender Value under the Policy. If we do not approve a change you have requested, we will send you a written notice of our decision about making the change. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 31.

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, a Policy Owner may elect to add one or more of the optional insurance benefits described below to the Policy at the time of application for a Policy. These other optional insurance benefits are added to the Policy by Rider. A charge will be deducted monthly from the Fund Value for each optional insurance benefit added to the Policy. See "Charges and Deductions," page 26. The amounts of these benefits are fully guaranteed at issue, and they can be canceled by the Policy Owner at any time. Certain restrictions may apply and are described in the applicable Rider. In addition, adding or canceling these benefits may have an effect on the Policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 33. An insurance agent authorized to sell the Policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available Riders other than those listed below. Contact an insurance agent authorized to sell the Policy for a complete list of the Riders available.

     WAIVER OF MONTHLY DEDUCTIONS RIDER

     This Rider provides that during a covered disability of the Insured, while the Policy remains in force, the monthly administrative charges, cost of insurance charges and Rider charges will be waived and therefore not deducted from the Fund Value.

     ACCIDENTAL DEATH BENEFIT RIDER

     This Rider will pay the benefit amount selected if the Insured dies as a result of an accident after the Insured's Age 5 and prior to Age 70. A benefit equal to twice the Rider amount is payable if accidental death occurs as the result of riding as a passenger in a public conveyance then being operated commercially to transport passengers for hire. The maximum amount of coverage is the initial specified amount but not more than the greater of $100,000 total coverage of all such insurance in the Company or in any insurance company affiliate of the Company nor more than $200,000 of all such coverages, regardless of insurance companies issuing such coverages.

     PURCHASE OPTION RIDER

     This Rider provides the option to purchase up to $50,000, but not less than $25,000, of additional coverage without providing additional evidence that the Insured remains insurable. Increases under this Rider may be added on the Policy anniversary when the Insured's Age is 25, 28, 31, 34, 37 and 40. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon marriage of the Insured, or the birth of a child of the Insured, or upon the legal adoption of a child by the

Insured. A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

     SPOUSE'S TERM RIDER

     This Rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's Age 70. The minimum amount of coverage is $25,000 and the maximum amount of coverage equals the Specified Amount of the Policy. The Rider coverage may be converted without evidence of insurability to any level premium, level face amount permanent plan of insurance offered by the Company at any time prior to the Spouse's Age 65 or 5 years from the issue of the Rider, if later.

     CHILDREN'S TERM INSURANCE RIDER

     This Rider provides term insurance coverage on the lives of the children of the Insured under age 18 which continues to the Policy anniversary nearest the Insured's Age 65 or the child's 22nd birthday, if earlier. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability. Coverage is limited to the lesser of the initial Specified Amount or $10,000. Upon the expiration of the Rider coverage it may be converted to any level premium, level face amount permanent plan of insurance then offered by the Company.

     BENEFITS AT MATURITY

     If the Insured is living on the Maturity Date, the Company will pay to the Policy Owner, as an endowment benefit, the Surrender Value of the Policy. Payment ordinarily will be made within seven days of the Policy Anniversary, although payments may be postponed in certain circumstances. See "Payments," page 40.

POLICY VALUES

     FUND VALUE

     The Fund Value is the sum of the amounts under the Policy held in each Subaccount of the Variable Account and any Guaranteed Interest Account, as well as the amount set aside in the Company's Loan Account, and any interest thereon, to secure Outstanding Debt.

     On each Valuation Date, the portion of the Fund Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. On each Monthly Anniversary Day, the portion of the Fund Value allocated to a particular Subaccount also will be adjusted to reflect the assessment of the monthly deduction. See "Determination of Fund Value," page 21. No minimum amount of Fund Value is guaranteed. A Policy Owner bears the risk for the investment experience of Fund Value allocated to the Subaccounts.

     CASH VALUE

     The Cash Value of the Policy equals the Fund Value less the Fund Charge. Thus, the Fund Value will exceed the Policy's Cash Value by the amount of the Fund Charge. Once the Fund Charge has expired, the Fund Value will equal the Cash Value.

     SURRENDER VALUE

     The Surrender Value of the Policy equals the Cash Value less any Outstanding Debt reduced by any Unearned Loan Interest. The Owner can surrender a Policy at any time while the Insured is living and receive its Surrender Value. See "Surrender," page 24.

DETERMINATION OF FUND VALUE

     Although the death benefit under a Policy can never be less than the Policy's Specified Amount, the Fund Value will vary depending upon several factors, including the investment performance of the Subaccounts to which Fund Value has been allocated, payment of premiums, the amount of any Outstanding Debt, Partial Surrenders, Preferred Partial Surrenders, and the charges assessed in connection with the Policy. There is no guaranteed minimum Fund Value and the Policy Owner bears the entire investment risk relating to the investment performance of Fund Value allocated to the Subaccounts.

     The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The value of the Subaccounts will reflect the investment experience of the corresponding Portfolio. The investment experience reflects the investment income, realized and unrealized capital gains and losses and expenses of the Portfolio and any dividends or distributions declared by a Portfolio. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Variable Account, elects otherwise. The Subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the Subaccounts are measured in terms of Units, which are a measure of value used for bookkeeping purposes. The value of amounts invested in each Subaccount is represented by the value of the Units credited to the Policy for that Subaccount. On any given day, the amount in a Subaccount of the Variable Account is equal to the Unit value times the number of Units credited to the Policy in that Subaccount. The Units of each Subaccount will have different Unit values.

     Units of a Subaccount are purchased (credited) whenever premiums or transfer amounts (including transfers from the Loan Account) are allocated to that Subaccount. Units are redeemed (debited) to make Partial Surrenders, Preferred Partial Surrenders, to transfer amounts from a Subaccount (including transfers to the Loan Account), and to pay the death benefit when the Insured dies. Units are also redeemed to pay the monthly deductions from the Policy's Fund Value, for Policy transaction charges, and to pay Fund Charges, if any. The number of Units purchased or redeemed in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Unit Value of the affected Subaccount, calculated after the close of business that day. The number of Units changes only as a result of Policy transactions or charges; the number of Units credited will not change because of subsequent changes in Unit Value.

     Transactions are processed as of the Transaction Date. The Transaction Date is the date a premium or an acceptable written or telephone request is received at the Home Office. If the premium or request reaches the Home Office on a day which is not a Valuation Date, or after the close of business on a Valuation Date (that is, after 4:00 p.m. Eastern Time), the Transaction Date will be the next succeeding Valuation Date. All Policy transactions are performed as of a Valuation Date. If a Transaction Date or Monthly Anniversary Day occurs on a day other than a Valuation Date (e.g., on a Saturday), the calculation will take place on the next Valuation date (e.g., on the following Monday).

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Unit Value of a Subaccount on any Valuation Date is calculated by the Company on every Valuation Date as follows:

          1. Calculate the value of the shares of the Portfolio belonging to the Subaccount as of the close of business that Valuation Date (before giving effect to any Policy transactions for that day, such as premium payments or surrenders). For this purpose, the Net Asset Value per share reported to the Company by the managers of the Portfolio is used.

          2. Add the value of any dividends or capital gains distributions declared and reinvested by the Portfolio during the Valuation Period. Subtract from this amount a charge for taxes, if any.

          3. Subtract a charge for the mortality and expense risk assumed by the Company under the Policy. See "Daily Deductions From the Variable
     Account -- Mortality and Expense Risk Charge", page 27. If the previous day was not a Valuation Date, then the charge is adjusted for the additional days between valuations.

          4. Divide the resulting amount by the number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

The Unit Value of each Subaccount on its first Valuation Date was set at $10.00.

TRANSFER OF FUND VALUE

     Fund Value may be transferred after the Free Look Period among the Subaccounts by the Policy Owner upon proper written request to the Company's Home Office. Transfers may be made by telephone if an authorization for telephone transfer form has been properly completed and signed and filed at the Company's Syracuse Operations Center. See "Telephone Transfer Privileges," page
43. Currently, there are no limitations on the number of transfers between Subaccounts, no minimum amount required for a transfer, nor any minimum amount required to remain in a given Subaccount after a transfer. Further, no transfer may be made if a Policy is in the Grace Period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 25. No charges are currently imposed upon such transfers. The Company reserves the right, however, at a future date to assess a $25 transfer charge on Policy transfers in excess of twelve in any Policy year and to discontinue telephone transfers.

     Fund Value may also be transferred after the Free Look Period and within specified limits from the Subaccounts to the Guaranteed Interest Account; however, such a transfer will only be permitted in the Policy month following a Policy Anniversary. Transfers from the Guaranteed Interest Account to the Subaccounts are also restricted as described in "The Guaranteed Interest Account," page 37.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the Policy Date or an increase in the Specified Amount, the Policy Owner may exercise the right to exchange the Policy from one in which the investment experience is not guaranteed into a guaranteed Policy. This is accomplished by the transfer of the entire amount in the Subaccounts of the Variable Account to the Guaranteed Interest Account, and the allocation of all future premium payments to the Guaranteed Interest Account. This will, in effect, serve as an exchange of the Policy for the equivalent of a flexible premium universal life insurance policy. No charge will be imposed on the transfer in exercising this exchange privilege. See "The Guaranteed Interest Account," page 37.

POLICY LOANS

     The Policy Owner may borrow money from the Company at any time using the Policy as the only security for the loan by submitting a proper written request to the Company's Home Office. A loan may be taken any time a Policy has a positive Cash Value. The minimum loan that can be taken is $250. The maximum amount that can be borrowed at any time is 90% of the Cash Value of the Policy less any Outstanding Debt. (If the loan is requested on a Monthly Anniversary Day, the maximum loan amount is further reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in advance at an annual rate of 5.4%. Since interest is payable in advance, a Policy loan will generate Outstanding Debt which exceeds the loan amount. For example, a $10,000 loan taken on the first day of the Policy year will generate Outstanding Debt of $10,575. Interest on the full amount of any Outstanding Debt is due for each subsequent Policy year on the Policy Anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     The Owner may repay all or part of the Outstanding Debt at any time while the Policy is in force. Only payments indicated as loan or interest payments will be treated as such. Loan repayments reduce the Outstanding Debt by the amount of the payment plus a factor reflecting the interest previously paid in advance for that Policy year on the Outstanding Debt. For example, a loan repayment of $10,000 on the first day of the

Policy year will reduce the Outstanding Debt by $10,575. The difference between the loan repayment and the reduction in the Outstanding Debt is referred to as Unearned Loan Interest. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a Scheduled Premium Payment.

     When a Policy Owner takes a loan, an amount equal to the loan is transferred out of the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. The Policy Owner may, within certain limits, specify the amount or the percentage of the loan amount to be deducted from the Subaccounts. The maximum portion of the loan which may be allocated to the Guaranteed Interest Account is equal to the Guaranteed Interest Account's prorated portion of the loan based on the Fund Values on the date of the loan. If the Policy Owner does not specify the source of the transfer, or if the transfer instructions are incorrect, loan amounts will be deducted from the Subaccounts and the Guaranteed Interest Account in the proportion that each bears to the Fund Value less Outstanding Debt. Each Policy Anniversary, an amount equal to the loan interest due and unpaid for the Policy Year will be transferred to the Loan Account from the Subaccounts and Guaranteed Interest Account on the basis specified by the Policy Owner, or, if not specified, on a proportional basis.

     The Loan Account is a part of the Company's General Account. Amounts held in the Loan Account are credited monthly with a fixed rate of interest equal to an annualized rate of 5.0%. After the tenth Policy anniversary, the annual interest rates that are applicable to the Loan Account will be .5% higher than the rates applicable to policies of the same type which have not yet reached their tenth policy anniversary. This increase is based on a reduction in the Company's hold back margin for profit and expenses. This increase is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to amounts allocated to the Guaranteed Interest Account for policies of the same type which have not yet reached their tenth policy anniversary.

     Loan repayments release funds from the Loan Account. Unless otherwise requested by a Policy Owner, amounts released from the Loan Account as a result of a loan repayment will be transferred into the Subaccounts and Guaranteed Interest Account in accordance with the most recent allocation instructions for Scheduled Premium Payments, subject to the limitation of maintaining no more than $250,000 in the Guaranteed Interest Account. In addition, any interest earned on the amount held in the Loan Account will be transferred to each of the Subaccounts and Guaranteed Interest Account on the same basis.

     While the amount to secure the Outstanding Debt is held in the Loan Account, the Policy Owner forgoes the investment experience of the Subaccounts and the current interest rate of the Guaranteed Interest Account on that amount. Thus Outstanding Debt, whether or not repaid, will have a permanent effect on the Policy's values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt reduced by any Unearned Loan Interest will be deducted from the amount of death benefit paid upon the death of the Insured, or the Surrender Value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the Policy remains in force. After the second Policy Anniversary, the Policy will lapse when Cash Value minus Outstanding Debt is insufficient to cover the monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day and the minimum payment required is not made during the Grace Period. Moreover, the Policy may enter the Grace Period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. Additional payments or repayment of a portion of Outstanding Debt may be required to keep the Policy or Rider in force. See "Grace Period and Lapse," page 25.

     A loan will not be treated as a distribution from the Policy and will not result in taxable income to the Policy Owner unless the Policy is a modified endowment contract, in which case a loan will be treated as a distribution that may give rise to taxable income. For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 31.

FULL SURRENDER

     A Policy Owner may fully surrender a Policy at any time during the life of the Insured. The amount received in the event of a full surrender is the Policy's Surrender Value, which is equal to its Fund Value less any applicable Fund Charge and less any Outstanding Debt reduced by any Unearned Loan Interest.

     A Policy Owner may surrender a Policy by sending a written request together with the Policy to the Company's Home Office. The proceeds will be determined as of the end of the Valuation Period during which the request for a surrender is received. A Policy Owner may elect to have the proceeds paid in cash or applied under a payment plan offered under the Policy. See "Payment Plan," page 40. For information on the tax effects of a surrender of a Policy, see "Federal Income Tax Considerations," page 31.

PARTIAL SURRENDER

     A Partial Surrender allows the Policy Owner to obtain a portion of the Surrender Value of the Policy without having to surrender the Policy in full. A Partial Surrender may be made after the second Policy anniversary. There is currently no limit on the number of Partial Surrenders allowed in a Policy year, but the Company reserves the right to limit the number of Partial Surrenders to 12 per year.

     A Partial Surrender must be for at least $500 (plus the applicable fee), and the Policy's Surrender Value after the Partial Surrender must be at least $500.

     The Policy Owner may make a Partial Surrender by submitting a proper written request to the Company's Home Office. As of the effective date of any Partial Surrender, the Policy Owner's Fund Value, Cash Value, and Surrender Value will be reduced by the amount surrendered (plus the applicable fee). The amount of the Partial Surrender (plus the applicable fee) will be allocated proportionately to the Policy Owner's Fund Value in the Subaccounts and the Guaranteed Interest Account unless otherwise requested by the Policy Owner. If the Insured dies after the request for a Partial Surrender is sent to the Company and prior to the Partial Surrender being effected, the amount of the Partial Surrender will be deducted from the death benefit proceeds, which will be determined without taking into account the amount surrendered.

     When a Partial Surrender is made on a Policy on which the Owner has selected death benefit Option I, the Specified Amount under the Policy is decreased by the lesser of (i) the amount of the Partial Surrender or (ii) if the death benefit prior to the Partial Surrender is greater than the Specified Amount, the amount, if any, by which the Specified Amount exceeds the difference between the death benefit and the amount of the Partial Surrender. A Partial Surrender will not change the Specified Amount of a Policy on which the Owner has selected death benefit Option II. However, assuming that the death benefit is not equal to Fund Value plus Fund Value times a death benefit percentage, the Partial Surrender will reduce the death benefit by the amount of the Partial Surrender. To the extent the death benefit is based upon the Fund Value plus Fund Value times the death benefit percentage applicable to the Insured, a Partial Surrender may cause the death benefit to decrease by an amount greater than the amount of the Partial Surrender. See "Death Benefits under the Policy," page 16.

     A fee for each Partial Surrender will be assessed. See "Charges and Deductions -- Transaction and Other Charges", page 30. In addition, a portion of the Fund Charge may be assessed if the Specified Amount is reduced as a result of the Partial Surrender. See "Charges and Deductions -- Fund Charge," page 29.

     For information on the tax treatment of Partial Surrenders, see "Federal Income Tax Considerations," page 31.

PREFERRED PARTIAL SURRENDER

     A Fund Charge which otherwise would have been imposed, will not be imposed to the extent required to permit the Policy Owner to receive amounts up to 10% of the Cash Value of the Policy each year (on the date the first request for a Partial Surrender is received in a Policy Year). The Partial Surrender Fee will, however, be charged. The Company reserves the right to limit the number of partial surrenders available under the Preferred Partial Surrender to not more than 12 per policy year.

GRACE PERIOD AND LAPSE

     In general, the Policy and all Riders attached to it will continue in force as long as the Cash Value less Outstanding Debt of the Policy is sufficient to pay all the deductions that are taken from Fund Value each month. The Policy will lapse only when the Cash Value less Outstanding Debt is insufficient to cover the current monthly deduction against the Policy's Fund Value on any Monthly Anniversary Day, and a 61-day Grace Period expires without the Policy Owner making a sufficient payment.

     SPECIAL RULE FOR FIRST TWO POLICY YEARS

     During the first two Policy years, if on each Monthly Anniversary Day the sum of premiums paid, less the sum of Partial Surrenders (and its fees) and any Outstanding Debt is greater than or equal to the Minimum Monthly Premiums times the number of completed Policy months, the Policy and all attached Riders are guaranteed not to lapse, regardless of the amount of Cash Value less Outstanding Debt.

     If the insufficiency occurs at any time after the second Policy anniversary, or if the Minimum Monthly Premium test has not been met during the first two Policy years, the Policy may be at risk of lapse, as explained below.

     If an insufficiency occurs the Owner must pay during the Grace Period the amount required under the Policy to avoid Lapse. In addition, payment of any loan interest accrued for the Policy year but unpaid as of the Monthly Anniversary Day when insufficiency occurs may be required prior to the end of the Grace Period.

     The Company will not accept any payment if it would cause the Policy Owner's total premium payments to exceed the maximum permissible premium for the Policy's Specified Amount under the Internal Revenue Code. This may occur when the Policy Owner has Outstanding Debt, in which case the Policy Owner could repay a sufficient portion of the Outstanding Debt to avoid termination. In this instance, the Policy Owner may wish to repay an additional portion of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums for the Policy's Specified Amount, the Policy Owner may also wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse.

     If the Cash Value of the Policy less Outstanding Debt is insufficient to cover the entire monthly deduction on a Monthly Anniversary Day, the Company will deduct the amount that is available. The Company will notify the Policy Owner (and any assignee of record) of the payment required to keep the Policy in force. The Policy Owner will then have a Grace Period of 61 days, measured from the date the notice is sent, to make the required payment. During the first two Policy years, the payment required is the amount of Minimum Monthly Premium not paid plus not less than two succeeding Minimum Monthly Premiums (or the number of Minimum Monthly Premiums remaining until the next Scheduled Premium due date). After the Second Policy anniversary, the payment required is the amount of the Monthly Deduction not paid plus not less than two succeeding Monthly Deductions (or the number of Monthly Deductions remaining until the next Scheduled Premium due date), grossed up by the amount of the Deductions from Premiums (see "Charges and Deductions -- Deductions from Premiums", page 26). The Policy will remain in force through the Grace Period. Failure to make the required payment within the Grace Period will result in termination of coverage under the Policy, and the Policy will lapse. If the required payment is made during the Grace Period, any premium paid will be allocated among the Subaccounts of the Variable Account and the Guaranteed Interest Account in accordance with the Policy Owner's current Scheduled Premium Payment allocation instructions. Any monthly deduction due will be charged to the Subaccounts and the Guaranteed Interest Account on a proportionate basis. If the Insured dies during the Grace Period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the commencement of the Grace Period, reduced by any unpaid monthly deductions and any Outstanding Debt reduced by any Unearned Loan Interest.

REINSTATEMENT

     The Company will reinstate a lapsed Policy (but not a Policy which has been surrendered for its Surrender Value) at any time within five years after the Monthly Anniversary Day immediately before the start of the Grace Period but before the Maturity Date, provided the Company receives the following: (i) a written application from the Policy Owner; (ii) evidence of insurability satisfactory to the Company; (iii) payment of all monthly deductions that were due and unpaid during the Grace Period; (iv) payment of an amount at least sufficient to keep the Policy in force for three months after the date of reinstatement; and (v) payment of due and unpaid interest on Outstanding Debt to the next succeeding Policy Anniversary Day.

     When the Policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse, subject to the following: (i) the Fund Charge will be equal to the Fund Charge that would have existed had the Policy been in force since the original Policy Date; (ii) the Fund Value will be reduced by the decrease, if any, in the Fund Charge during the period which the Policy was not in force; (iii) any Outstanding Debt on the date of lapse will also be reinstated; and, (iv) no interest on amounts held in the Company's Loan Account to secure Outstanding Debt will be paid or credited between lapse and reinstatement. Reinstatement will be effective as of the Monthly Anniversary Day on or preceding the date of approval by the Company, and Fund Value minus, if applicable, Outstanding Debt will be allocated among the Subaccounts and the Guaranteed Interest Account in accordance with the Policy Owner's most recent Scheduled Premium Payment allocation instructions.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     Certain charges are deducted from each premium payment under a Policy prior to allocation of the net premium to the Policy Owner's Fund Value. These charges consists of the following items:

     SALES CHARGE

     The sales charge is equal to 4% of each premium paid during the first ten Policy Years, 2% of each premium paid during Policy years 11 through 20, and none thereafter.

     The sales charge is deducted to compensate the Company for the cost of distributing the Policies. The amount derived by the Company from the sales charge is not expected to be sufficient to cover the sales and distribution expenses in connection with the Policies. If surrendered within 15 years after issuance, or within 15 years following an increase in the Specified Amount, the Policy will also be subject to a Fund Charge, which is described on page 29. To the extent that sales and distribution expenses exceed sales charges and any amounts derived from the sales Fund Charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risks and from mortality gains.

     TAX CHARGES

     All states levy taxes on life insurance premium payments. The amount of these taxes vary from state to state, and may vary from jurisdiction to jurisdiction within a state. For policyholders resident in New York, the Company currently deducts an amount equal to 0.8% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%. The 0.8% deduction is the actual premium tax imposed by the State of New York. The Company does not expect to make a profit from this charge.

     A charge currently equal to 1.25% of each premium payment is deducted from each premium to cover the estimated cost for the Federal income tax treatment of deferred acquisition costs determined solely by the amount of life insurance premiums received. The Company believes this charge for deferred acquisitions costs is reasonable in relation to the Company's increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from a Policy Owner are not subject to this tax.

     The Company reserves the right to increase or decrease charge for taxes due to any change in tax law or due to any change in the cost to the Company.

DAILY DEDUCTIONS FROM THE VARIABLE ACCOUNT

     MORTALITY AND EXPENSE RISK CHARGE

     Each day a charge is deducted for mortality and expense risks assumed by the Company. During the first 10 Policy years, this charge is equal to .002055% per day of the amount in the Subaccounts of the Variable Account, which is equivalent to an annual rate of .75% of the portion of the Policy Fund Value allocated to the Variable Account. Each month the Policy remains in force after the tenth Policy Anniversary, the Fund Value allocated to the Subaccounts will be credited with an amount which will effectively reduce the Mortality and Expense Risk Charge. This amount will be determined by multiplying the Fund Value in all Subaccounts by 0.04167% which is equivalent to 0.5% on an annualized basis. This amount is guaranteed and will be allocated among the Subaccounts proportionately on each Monthly Anniversary Day following the tenth Policy anniversary.

     The mortality and expense risk charge is assessed to compensate the Company for assuming mortality and expense risks under the Policies. The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet the Company's actual claims. The expense risk the Company assumes is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses. The Company will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the Policies. The Company may use this profit for other purposes, including any distribution expenses not covered by the sales charge or Sales Fund Charge.

     This charge is not assessed against the amount of the Policy Fund Value which is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

MONTHLY DEDUCTIONS FROM FUND VALUE

     A charge called the monthly deduction is deducted from a Policy's Fund Value in the Subaccounts and Guaranteed Interest Account beginning on the Policy Date and on each Monthly Anniversary Day thereafter. The monthly deduction consists of the following items:

     COST OF INSURANCE

     This monthly charge compensates the Company for the anticipated cost of paying death benefits in excess of Fund Value to Beneficiaries of Insureds who die. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under a Policy at the beginning of the Policy Month. The net amount at risk for these purposes is equal to the amount of death benefit payable at the beginning of the Policy Month less the Fund Value at the beginning of the Policy Month.

     The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables (for issue ages under 18, no smoker/nonsmoker adjustment is made and where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Mortality Table B). These rates are based on the Age and underwriting class of the Insured. They are also based on the gender of the Insured, except that unisex rates are used where appropriate under applicable law, including in Policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, the Company charges "current rates" that are lower (i.e., less expensive) than the guaranteed rates, and the Company may also change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the Insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the Age of the Insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a subsequent decrease in Specified Amount).

     ADMINISTRATIVE CHARGE

     An administrative charge is deducted monthly from the Fund Value. The amount of this charge varies by Issue Age of the Insured, Policy duration and with the size of a Policy's Specified Amount.

                                                                                  EACH
                                                                FIRST 12      POLICY MONTH
                                                              POLICY MONTHS    THEREAFTER
                                                              -------------   ------------
        Specified Amount:
          Less than $250,000................................     $ 31.50*        $ 6.50
          $250,000 to $499,999..............................       28.50*          3.50
          $500,000 or more..................................       25.00*          None

* Reduced by $5.00 for issue ages 0 through 17.

     For purposes of this charge, if an increase or decrease in Specified Amount causes a Policy to change bands, the monthly administrative charges on the Monthly Anniversary Day of the change will be adjusted to reflect the new Specified Amount. The administrative charge is assessed to reimburse the Company for the expenses associated with administration and maintenance of the Policies. The administrative charge is guaranteed never to exceed these amounts. The Company does not expect to profit from this charge.

     OTHER OPTIONAL INSURANCE BENEFITS CHARGES

     The monthly deduction will include charges for any other optional insurance benefits added to the Policy by Rider. See "Other Optional Insurance Benefits," page 19.

FUND CHARGE

     There will be a difference between the Fund Value of the Policy and its Cash Value for at least the first fourteen Policy years. This difference is the Fund Charge, a contingent deferred load. It is a contingent load because it is assessed only if the Policy is surrendered, if the Policy lapses, or if the Specified Amount of the Policy is decreased. It is a deferred load because it is not deducted from the premiums paid. The Fund Charge consists of two charges: an Administrative Fund Charge and a Sales Fund Charge. The Company will assess the Fund Charge against the Fund Value upon surrender, lapse or reduction in Specified Amount within fourteen years after its issuance, or within fourteen years following an increase in Specified Amount.

     ADMINISTRATIVE FUND CHARGE

     The Administrative Fund Charge is equal to an amount per thousand dollars of Specified Amount as follows:

                                                                  ADMINISTRATIVE
                                   ISSUE AGE                       FUND CHARGE
                ------------------------------------------------  --------------
                0-25............................................      $ 2.50
                26..............................................        3.00
                27..............................................        3.50
                28..............................................        4.00
                29..............................................        4.50
                30 or higher....................................        5.00

The amount of the charge remains level for five Policy years. After the fifth Policy Anniversary, the charge decreases by 10% per year until it reaches zero at the end of the 14th Policy year. An additional Administrative Fund Charge is created each time a new coverage segment of Specified Amount is added. The

Administrative Fund Charge related to the increased Specified Amount decreases over the 14 years following the date of the increase on a scale identical to that of the original Administrative Fund Charge.

     For example, if a Policy issued at Age 40 with an initial Specified Amount of $100,000 is surrendered in the third Policy Year, the Administrative Fund Charge would be $500 ($100 times $5.00). If that Policy is increased in the fourth Policy year to $150,000 and is subsequently surrendered in the seventh policy year, the total Administrative Fund Charge would be $650 ($100 times $5.00 times 80%, plus $50 times $5.00.)

     The Administrative Fund Charge is designed to cover the administrative expenses associated with underwriting and issuing a Policy, including the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the Administrative Fund Charge.

     SALES FUND CHARGE

     To determine the Sales Fund Charge, a "Target Premium" is used. The Target Premium is not based on the Minimum Annual Premiums or the Scheduled Premium Payments. The maximum Sales Fund Charge for the initial Specified Amount of the Policy will be equal to the following percentage of premiums paid up to one Target Premium. The maximum Sales Fund Charge will not vary based on the amount of premiums paid or the timing of the premium payments. The actual Sales Fund Charge for a Policy is a percentage of the premiums paid on the Policy during the first five Policy years, up to the maximum. This percentage varies by the Age of the Insured on the Policy Date as follows:

                NON-QUALIFIED                                         QUALIFIED
---------------------------------------------       ---------------------------------------------
                                PERCENTAGE OF                                       PERCENTAGE OF
             AGE                PREMIUMS PAID                    AGE                PREMIUM PAID
            ------              -------------                   ------              -------------
0-17..........................        50%           18-35.........................        75%
18-38.........................        75            36-37.........................        70
39-45.........................        70            38-45.........................        65
46-67.........................        65            46-68.........................        60
68............................        60            69............................        55
69............................        55            70............................        50
70-80.........................        50

Therefore, the Sales Fund Charge can increase as premiums are paid during the five year period. Starting on the fifth Policy anniversary, the charge decreases from its maximum by 10% per year until it reaches zero at the end of the 14th year.

     During the first two Policy years, the Sales Fund Charge will be further limited.

     As an example of the Sales Fund Charge calculation, if a Male Insured Age 25 purchases a Policy with a Specified Amount of $100,000, the Target Premium, based upon the assumptions described above, would be $580.00 (Preferred, nonsmoker, Death Benefit Option I). The maximum Sales Fund Charge during the first five Policy Years would be 75% of this amount, or $435.00.

     The purpose of the Sales Fund Charge is to reimburse the Company for some of the expenses of distributing the Policies.

     EFFECT OF CHANGES IN SPECIFIED AMOUNT ON THE FUND CHARGE

     The Fund Charge will increase when a new coverage segment of Specified Amount is created due to a requested increase in coverage. The Fund Charge related to the increase will be calculated in the same manner as the Fund Charge for the original Specified Amount, and will be reduced over the 15 year period following the increase. For purposes of calculating the sales Fund Charge, premiums paid after the increase will be allocated to Specified Amount segments in the same proportion that the guideline annual premium as defined by the federal securities laws for each segment bear to the sum of the guideline annual premiums for all coverage segments. The new Fund Charge for the Policy will equal the remaining portion of the Fund Charge for the original Specified Amount, plus the Fund Charge related to the increase.

     A portion of the Fund Charge will be deducted from the Fund Value whenever the Specified Amount of the Policy is reduced. This may result from a requested decrease, a change of death benefit option from Option II to Option I, or a Partial Surrender. The Fund Charge, as well as the transaction charge assessed for the Partial Surrender, if applicable, will be deducted from the Subaccounts and the Guaranteed Interest Account on the same basis that the Partial Surrender is allocated. For purposes of this calculation, if any Subaccount or the Guaranteed Interest Account is insufficient to provide for its share of the deduction, the entire deduction will be pro-rated among the Subaccounts from which the Partial Surrender is deducted in relation to their Fund Values. The remaining Fund Charge which applies to the Policy will be reduced proportionately for the amount of the Fund Charge which was assessed against the Fund Value.

TRANSACTION AND OTHER CHARGES

     A Partial Surrender fee will be deducted from the Fund Value for each Partial Surrender Transaction. The fee will equal the lesser of $25 and 2% of the Partial Surrender amount. This charge is guaranteed not to exceed these amounts.

     The Company currently does not charge for transfers of Fund Value between the Subaccounts. The Company does, however, reserve the right to assess a $25 charge on transfers which exceed twelve in any Policy year.

     The Company may charge the Subaccounts for federal income taxes incurred by the Company that are attributable to the Variable Account and its Subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 35.

     The Company will bear the direct operating expenses of the Variable
Account.


FEES AND EXPENSES OF THE FUNDS



     The Subaccounts purchase shares of the corresponding Portfolio of the underlying Funds. The Funds and each of their Portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by Portfolio and are set forth below. The Funds are governed by their Boards. The Funds' expenses are not fixed or specified under the terms of the Policy. The advisory fees and other expenses are summarized at pages 11-12 of this Prospectus and are more fully described in the prospectuses of the Funds.



     Information contained in the following table was provided by the respective Funds, which are solely responsible for such information.



                       ANNUAL EXPENSES FOR THE YEAR ENDED


                               DECEMBER 31, 1997



                                                                        EXPENSES
                                                     MANAGEMENT          (AFTER            TOTAL
                    FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
    -----------------------------------------------  ----------   ---------------------   --------
    MONY Series Fund, Inc.
      Intermediate Term Bond Portfolio.............      .42%(1)            .09%(2)           .51%
      Long Term Bond Portfolio.....................      .42(1)             .07(2)            .49
      Government Securities Portfolio..............      .42(1)             .14(2)            .56
      Money Market Portfolio.......................      .40                .06(2)            .46

                                                                        EXPENSES
                                                     MANAGEMENT          (AFTER            TOTAL
                    FUND/PORTFOLIO                      FEES         REIMBURSEMENT)       EXPENSES
    -----------------------------------------------  ----------   ---------------------   --------
    Enterprise Accumulation Trust
      Equity Portfolio.............................      .80%               .04%(3)           .84%
      Small Cap Portfolio..........................      .80                .06(3)            .86
      Managed Portfolio............................      .73                .03(3)            .76
      International Growth Portfolio...............      .85                .34(3)           1.19
      High Yield Bond Portfolio....................      .60                .17(3)            .77


---------------


1. Management Fees reflect investment advisory fees of .50% which became effective on and after October 14, 1997. Prior thereto, the investment advisory fees were .40%. The amount shown reflects fees actually incurred by the respective Portfolio.



2. Expenses reflect the reallocation of the fees and expenses associated with the computation of the net asset value of the Fund from MONY America to the Fund which became effective on and after October 14, 1997. Expenses also include custodial credit percentages as follows: Intermediate Term
    Bond -- .0080%; Long Term Bond -- .0043%; Government Securities -- .0169%; and Money Market -- .0048%.



3. Reflects expense reimbursements in effect on May 1, 1996. Absent these expense reimbursements, expenses would have been as follows: Equity -- .84%; Small Cap -- .86%; Managed -- .76%; International Growth -- 1.19%; and High Yield Bond -- .77%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.


GUARANTEE OF CERTAIN CHARGES

     The Company guarantees that certain charges will not increase. This includes the charge for mortality and expense risks, the administrative charge, the sales charge, the guaranteed cost of insurance rates, and the Fund Charge.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made by class of Insured and will be based on changes in future expectations with respect to investment earnings, mortality, length of time policies will remain in effect, expenses, and taxes. In no event will they exceed the guaranteed rates defined in the Policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). This discussion is not intended as tax advice. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved, tax advice may be needed by a person contemplating the purchase of the Policy. It should, therefore, be understood that these comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy and that special rules which are not discussed herein may apply in certain situations. Moreover, no representation is made as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations by the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules described in this discussion or that relate directly or indirectly to life insurance policies. Finally, these comments do not take into account any state or local income tax considerations which may be involved in the purchase of the Policy.

     DEFINITION OF LIFE INSURANCE

     Section 7702 of the Internal Revenue Code (the "Code") provides that if one of two alternate tests are met, a policy will be treated as a life insurance policy for federal tax purposes. These tests are referred to as the "Cash Value Accumulation Test" and the "Guideline Premium/Cash Value Corridor Test".

     The Policy described in this Prospectus is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things,
(i) a maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium", and (ii) a minimum ongoing "corridor" of death benefit in relation to the Fund Value of the Policy, known as the "death benefit percentage." See Appendix B, for a table of the Guideline Premium/Cash Value Corridor Test factors.

     The Company believes that the Policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the Beneficiary (whether the Beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax and the Policy Owner generally should not be deemed to be in constructive receipt of the cash values under the Policy until a full surrender thereof, maturity of the Policy, Partial Surrender, or Preferred Partial Surrender. In addition, certain Policy loans may be taxable in the case of Policies that are modified endowment contracts. Prospective Policy Owners that intend to use Policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate Owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

     DIVERSIFICATION REQUIREMENTS

     To comply with regulations under Section 817(h) of the Code, each Portfolio is required to diversify its investments. Generally, a Portfolio is required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer, and any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     While there should be no question that, for federal income tax purposes, the Portfolio shares underlying the Policies are owned by the Company and not by a Policy Owner or any Beneficiary, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

     TAX TREATMENT OF POLICIES

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. With the enactment of this legislation, the Policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance contracts, as described below. Taxation of pre-death distributions from Policies that are classified as modified endowment contracts is somewhat different, as described below.

     A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, such that if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract. For example, if the "seven-pay premiums" were $1,000, the maximum premiums that could be paid during the first seven years to avoid "modified endowment" treatment would be $1,000 in the first year; $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premiums paid during each of the Policy's first seven contract years. Changes in benefits may require retesting to determine if the Policy is to be classified as a modified endowment contract.

     CONVENTIONAL LIFE INSURANCE POLICIES

     If a Policy is not a modified endowment contract, upon full surrender or maturity of a Policy for its Surrender Value, the excess, if any, of the Surrender Value plus any outstanding Policy Debt over the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered through Partial Surrenders or Preferred Partial Surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all of the cash received through Partial Surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy Owner on Partial Surrenders occurring more than 15 years after the Policy Date will be taxable as ordinary income to the Policy Owner to the extent that it exceeds the cost basis under a Policy.

     The Company also believes that loans received under Policies that are not modified endowment contracts will be treated as indebtedness of the Owner, and that no part of any loan under the Policy will constitute income to the Owner unless the Policy is surrendered or upon maturity of the Policy. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy that is not a modified endowment contract may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy Loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrued basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

     MODIFIED ENDOWMENT CONTRACTS

     Pre-death distributions from modified endowment contracts may give rise to taxable income. Upon full surrender or maturity of the Policy, the Policy Owner would recognize ordinary income for federal income tax purposes equal to the amount by which the Surrender Value plus Outstanding Debt exceeds the investment in the Policy (usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income). Upon Partial Surrenders, Preferred Partial Surrenders, and Policy loans, the Policy Owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Fund Value of the Policy exceeds investment in the Policy immediately before the distribution. Under a tax law provision, if two or more policies which are classified as modified endowment contracts are purchased from any one insurance company, including the Company, during any calendar year, all such policies will be aggregated for purposes of determining the portion of the pre-death distributions allocable to income on the policies and the portion allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received: (i) when the taxpayer is at least 59 years old; (ii) which is attributable to the taxpayer becoming disabled; or
(iii) which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     If a Policy was not originally a modified endowment contract but becomes one, under Treasury Department regulations which are yet to be prescribed, pre-death distributions received in anticipation of a failure of a Policy to meet the seven-pay premium test are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxable as described above) even though, at the time of the distribution(s), the Policy was not yet a modified endowment contract. For this purpose, pursuant to the Code, any distribution made within two years before the Policy is classified as a modified endowment contract shall be treated as being made in anticipation of the Policy's failing to meet the seven-pay premium test.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, it may be deductible, subject to several limitations, depending on the use to which the proceeds are put and the tax rules applicable to the Policy Owner. If, for example, the loan proceeds are used by an individual for business or investment purposes, all or part of the interest expense may be deductible. Generally, if the Policy loan is used for personal purposes by an individual, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a Policy Loan or on other indebtedness) also may be subject to other limitations. For example, where the interest is paid (or accrued by an accrual basis taxpayer) on a loan under a Policy covering the life of an officer, employee, or person financially interested in the trade or business of the Policy Owners, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt. Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

     REASONABLENESS REQUIREMENT FOR CHARGES

     Another provision of the tax law deals with allowable charges for mortality costs and other expenses that are used in making calculations to determine whether a contract qualifies as life insurance for federal income tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid. The Treasury Department is expected to promulgate regulations governing reasonableness standards for mortality charges. The Company believes that the mortality costs and other expenses used in making calculations to determine whether the Policy qualifies as life insurance meet the current requirements. It is possible that future regulations will contain standards that would require the Company to modify its mortality charges used for the purposes of the calculations in order to retain qualification of the Policy as life insurance for federal income tax purposes, and the Company reserves the right to make any such modifications.

     PENSION AND PROFIT-SHARING PLANS

     If the Policies described in this Prospectus are purchased by a fund which forms part of a pension or profit-sharing plan qualified under Sections 401(a) or 403 of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

     If purchased as part of a pension or profit sharing plan, the current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the Policy Fund Value will not be subject to Federal income tax. However, the Policy Fund Value will generally be taxable to the extent it exceeds the sum of $5,000 plus the participant's cost basis in the Policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from his Policy or was an owner-employee under the plan.

     There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan.

     OTHER EMPLOYEE BENEFIT PROGRAMS

     Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy Owners also must consider whether the

Policy was applied for by or issued to a person having an insurable interest under applicable state law, as the lack of insurable interest may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The Policy Owners legal advisor should be consulted to address these issues.

     OTHER

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the jurisdiction and the circumstances of each Owner or Beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                         THE TAX STATUS OF ANY POLICY.

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for such taxes, if any, attributable to the Account.

VOTING OF FUND SHARES

     In accordance with its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. The Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Variable Account. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Policy is the Policy Owner. Unless otherwise required by applicable law, the number of votes as to which a Policy Owner will have the right to instruct for any Portfolio will be determined by dividing a Policy Owner's Fund Value in the Subaccount which corresponds to the Portfolio by $100. Fractional votes will be counted. The number of votes as to which a Policy Owner will have the right to instruct will be determined as of the date determined by the Company, but in no event shall such date be more than 90 days prior to the date established by the respective Fund for determining shareholders eligible to vote at the meeting of the respective Fund. If required by the Securities and Exchange Commission, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the respective Fund based upon the instructions received from Policy Owners. Voting instructions may be cast in person or by proxy.

     Voting rights attributable to the Policy Owner's Fund Value held in each Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount which are not otherwise attributable to Policy Owners, if any, in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Subaccount and generally will exercise voting rights attributable to shares of Portfolios of the Funds held in its General Account, if any, in the same proportion as votes cast with respect to shares of Portfolios of the Funds held by the Variable Account and other separate accounts of the Company, in the aggregate.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio or to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by Policy Owners in the investment policy or the investment adviser (or portfolio manager) of a Portfolio, provided that the Company's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purpose, and considering the effect the change would have on the Company. In the event the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Policy Owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each Policy Owner setting forth a summary of the transactions which occurred since the last statement and indicating the death benefit, Specified Amount, Fund Value, Surrender Value, and any Outstanding Debt. In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the Subaccounts and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each Policy Owner will also receive an annual and a semiannual report containing financial statements for the Variable Account and the Funds, the latter of which will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by the Variable Account or any of its other separate accounts or that the Variable Account or any of its other separate accounts may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any or all Portfolios of the Funds should become inappropriate in view of the purposes of the Policies, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Policies.

     Where required, the Company will not substitute any shares attributable to a Policy Owner's interest in a Variable Account without notice, Policy Owner approval, or prior approval of the Securities and Exchange Commission and without following the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, a portfolio thereof, or another suitable investment vehicle, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of Policy Owners to the provisions of the Policy to comply with, or give Policy Owners the benefit of, any Federal or State statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Internal Revenue Code, under regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     Performance information for the Subaccounts of the Variable Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. Performance information in advertisements or sales literature may be expressed in any fashion permitted under applicable law, which may include presentation of a change in a Policy Owner's Fund Value attributable to the performance of one or more Subaccounts, or as a change in Policy Owner's death benefit. Performance quotations may be expressed as a change in a Policy Owner's Fund Value over time or in terms of the average annual compounded rate of return on the Policy Owner's Fund Value, based upon a hypothetical Policy in which premiums have been allocated to a particular Variable Account over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Variable Account if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the Fund Charge, if applicable, by assuming a surrender at the end of the particular period, although other quotations may simultaneously be given that do not assume a surrender and do not take into account deduction of the Fund Charge.

     Performance information for the Variable Account may be compared, in advertisements, sales literature, and reports to Policy Owners to: (i) other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria; and
(ii) the Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a Policy. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any Subaccount of the Variable Account reflects only the performance of a hypothetical Policy whose Fund Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolios of the Funds in which the Variable Account invests, and the market conditions during the given period of time, and should not be considered as a representation of what may be achieved in the future.

                        THE GUARANTEED INTEREST ACCOUNT

     Policy Owners may allocate all or a portion of their net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the Purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the Policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in the Variable Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     The Policy Owner may elect to allocate net premiums to the Guaranteed Interest Account, the Variable Account, or both. The Policy Owner may also transfer Fund Value from the Subaccounts of the Variable Account to the Guaranteed Interest Account, or from the Guaranteed Interest Account to the Subaccounts, subject to the limitations described below. Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 5.0% annual rate, which will be guaranteed for approximately one year. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.013368% daily, compounded daily, for a minimum effective annual rate of 5.0%.) After the tenth Policy anniversary, the annual interest rates that apply to the Fund Value in the Guaranteed Interest Account and to the Loan Account will be .5% higher than the rates applicable to policies of the same type which have not yet reached their tenth policy anniversary. This increase is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to amounts allocated to the Guaranteed Interest Account for policies of the same type which have not yet reached their tenth policy anniversary.

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

LIMITATIONS ON AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT

     No net premium or transfer to the Guaranteed Interest Account will be accepted which would cause the Guaranteed Interest Account to exceed $250,000 on the date of payment or transfer. The Company reserves the right to increase or decrease this limit in the future. For payments which exceed the limit, the Company will accept the portion of the payment up to $250,000 and will return the excess payment to the Policy Owner. For transfers which exceed the limit, the Company will accept the portion of the transfer up to the $250,000. The amount of the requested transfer which would otherwise cause the Guaranteed Interest Account to exceed $250,000 will be retained in the Subaccounts in the same proportion that the amount actually transferred bears to the total requested transfer amount. These limits are waived in the event the Policy Owner elects the Right to Exchange Policy. See "Right to Exchange Policy", page 22.

DEATH BENEFIT

     The death benefit under the Policy will be determined in the same fashion for a Policy Owner who has Fund Value in the Guaranteed Interest Account as for a Policy Owner who has Fund Value in the Subaccounts. The death benefit under Option I will be equal to the Specified Amount of the Policy plus the increase in Fund Value since the last Monthly Anniversary Day or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. Under Option II, the death benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death plus Fund Value on the last Monthly Anniversary Day multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 16.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and Fund Charges will be the same for Policy Owners who allocate net premiums or transfer Fund Value to the Guaranteed Interest Account as for Policy Owners who allocate net premiums to the Subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, the charge for any optional insurance benefits added by Rider; and administrative Fund Charge and the sales Fund Charge. Fees for Partial Surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     Charges applicable to the Portfolios, including the operating expenses of the Portfolios, as well as the investment advisory fee charged by the Portfolio managers, will not be paid directly or indirectly by Policy Owners to the extent the Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the Subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that Policy Owners will not participate in the investment experience of the Subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Free Look Period from the Subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the Subaccounts, subject to the following limitations.

     Transfers to the Guaranteed Interest Account may be made at any time and in any amount, subject to the $250,000 limit on total amounts allocated to the Guaranteed Interest Account referenced above. These limits are waived in the event the Policy Owner elects the Right to Exchange the Policy. See "Right to Exchange Policy", page 22.

     Transfers from the Guaranteed Interest Account to the Subaccounts are limited to one in any Policy year. Further, transfers from the Guaranteed Interest Account are limited to the greater of $5,000 and 25% of the Fund Value allocated to the Guaranteed Interest Account on the date of the transfer. Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the Policy Anniversary and which ends 30 days after the Policy Anniversary. If the transfer request is received on the Policy Anniversary, it will be processed as of the Policy Anniversary; if it is received within 30 days after the Policy Anniversary, the transfer will be effective as of the Valuation Date when it is received. Any request received within 10 days before the Policy Anniversary will be deemed received on the Policy Anniversary. Any transfer requests received at other times will not be honored, and will be returned to the Policy Owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future and to impose other limitations on the number of transfers, the amount of transfers, and the amount remaining in the Guaranteed Interest Account or Subaccounts after a transfer.

SURRENDERS AND POLICY LOANS

     The Policy Owner may also make Full Surrenders, Partial Surrenders, and Preferred Partial Surrenders from the Guaranteed Interest Account to the same extent as a Policy Owner who has invested in the Subaccounts. See "Full Surrender", page 24, "Partial Surrenders", page 24, and "Preferred Partial Surrenders", page 25. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of Policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months.

                             MORE ABOUT THE POLICY
OWNERSHIP

     The Policy Owner is the individual named as such in the application or in any later change shown in the Company's records. While the Insured is living, the Policy Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or the Company allows.


JOINT OWNERS


     If more than one person is named as Policy Owner, they are joint owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Policy Owner may change the Beneficiary at any time during the life of the Insured by written request on forms provided by the Company, which must be received by the Company at its Home Office. The change will be effective as of the date this form is signed. Contingent and/or concurrent Beneficiaries may be designated. The Policy Owner may designate a permanent Beneficiary, whose rights under the Policy cannot be changed without his or her consent. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Insured, the Policy Owner or the Policy Owner's estate is the Beneficiary.

     The Company will pay the death benefit proceeds to the Beneficiary. Unless otherwise provided, in order to receive proceeds at the Insured's death, the Beneficiary must be living at the time of the Insured's death.

THE POLICY

     This Policy is a contract between the Policy Owner and the Company. The entire contract consists of the Policy, a copy of the initial application, all subsequent applications to change the Policy, any endorsements, all Riders, and all additional Policy information sections (specification pages) added to the Policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by the Policy Owner must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

     In the event of an Insured's death while the Policy is in force notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of Age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

PAYMENTS

     The Company will pay death benefit proceeds, the Surrender Value on surrender, Partial Surrenders, Preferred Partial Surrenders, and loan proceeds based on allocations made to the Subaccounts, and will effect a transfer between Subaccounts or from the Variable Account to the Guaranteed Interest Account within seven days after the Company receives all the information needed to process a payment.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the Subaccounts if:

     The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

     The SEC by order permits postponement for the protection of Policy Owners.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured, and death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the Beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the Policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If the Insured dies by suicide within two years from the Policy Date or Reinstatement Date, the Company will limit the death benefit proceeds to the premium payments less any Partial Surrender and Preferred Partial Surrender amounts (and their fees) and less any Outstanding Debt reduced by any Unearned Loan Interest. If an Insured dies by suicide within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

ASSIGNMENT

     The Policy Owner may assign a Policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or, with the consent of the Company, a copy, is received at the Company's Home Office, and it will be effective only when recorded by the Company. An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Policy Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or Rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except (a) the right to change the Policy Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 31.)

ERRORS ON THE APPLICATION

     If the Age or gender of the Insured has been misstated, the death benefit under this Policy will be the greater of that which would be purchased by the most recent cost of insurance charge at the correct Age and gender, or the death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct Age and gender. If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of sex. See "Cost of Insurance", page 28.

INCONTESTABILITY

     The Company may contest the validity of this Policy if any material misstatements are made in the application. However, the Policy will be incontestable as follows: the initial Specified Amount cannot be contested after the Policy has been in force during the Insured's lifetime for two years from the Policy Date; and an increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATIONS

     Upon request, the Company will send the Policy Owner an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corp. ("MSC"), a wholly owned subsidiary of the Company, is principal underwriter (distributor) of the Policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid. Thereafter, commissions will equal at most 4.0 percent of any additional premiums. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 4.0 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     Commissions may be required to be repaid to the Company if Sales Charges are refunded upon exercise of the exchange privileges during the first 24 months after the Policy Date or within 24 months following an increase in Specified Amount.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive noncash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY
MANAGEMENT


     The trustees and officers of the Company at February 1, 1998 are listed below. The business address for all trustees and officers of the Company is 1740 Broadway, New York, New York 10019.


     Current Trustees of the Company are:


                   NAME                       POSITION AND OFFICES WITH DEPOSITOR
        ---------------------------  ------------------------------------------------------
        Claude M. Ballard..........                         Trustee
        Tom H. Barrett.............                         Trustee
        David L. Call..............                         Trustee
        G. Robert Durham...........                         Trustee
        James B. Farley............                         Trustee
        Robert Holland, Jr.........                         Trustee
        Robert R. Kiley............                         Trustee
        James L. Johnson...........                         Trustee
        John R. Meyer..............                         Trustee
        Jane C. Pfeiffer...........                         Trustee
        Thomas C. Theobald.........                         Trustee


     Current Officer-Trustees of the Company are:

                   NAME                       POSITION AND OFFICES WITH DEPOSITOR
        ---------------------------  ------------------------------------------------------
        Michael I. Roth............  Trustee, Chairman and Chief Executive Officer
        Samuel J. Foti.............  Trustee, President and Chief Operating Officer
        Kenneth M. Levine..........  Executive Vice President and Chief Investment Officer

     Other Officers of the Company are:

                   NAME                              OFFICES WITH DEPOSITOR
        ---------------------------  ------------------------------------------------------
        Thomas J. Conklin..........  Senior Vice President
        Richard E. Connors.........  Senior Vice President
        Richard Daddario...........  Executive Vice President and Chief Financial Officer
        Phillip A. Eisenberg.......  Senior Vice President and Chief Actuary
        Stephen J. Hall............  Senior Vice President
        Richard E. Mulroy, Jr......  Senior Vice President
        Francis J. Waldron.........  Senior Vice President
        David V. Weigel............  Treasurer

     No officer or trustee listed above receives any compensation from the Variable Account. No separately allocable compensation has been paid by the Company or any of its affiliates to any person listed for services rendered to the Account.

STATE REGULATION

     The Company is subject to the laws of the state of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Superintendent of Insurance of New York and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Superintendent of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     A Policy Owner may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. All or part of any telephone conversation with respect to transfer and allocation instructions may be recorded by the Company. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any Valuation Date will be effected as of the end of that Valuation Date in accordance with the Policy Owner's instructions, subject to the limitations stated in this prospectus (presuming that the Free Look Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Policy Owners might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines relating to telephone transfers and allocation instructions that, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and the Policy Owner will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

     Legal matters in connection with the issue and sale of the Policies described in this Prospectus and the organization of the Company, its authority to issue the Policies under New York law, and the validity of the forms of the Policies under New York law have been passed on by the Vice President and Deputy General Counsel of the Mutual of New York.

     Legal matters relating to the federal securities and federal income tax laws have been passed upon by Edward P. Bank, Vice President and Deputy General Counsel of Mutual of New York.

EXPERTS

     Actuarial matters included in this Prospectus have been examined by Evelyn
L. Peos, FSA, Vice President of the Company, whose opinion is filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS


     The audited financial statements for the Variable Account and for the Company included in this Prospectus and in the Registration Statement have been audited by Coopers & Lybrand L.L.P., independent accountants, as indicated in their reports thereon, and are included in reliance upon the authority of said firm as experts in accounting and auditing. Coopers & Lybrand L.L.P.'s office is located at 1301 Avenue of the Americas, New York, New York, 10019.


FINANCIAL STATEMENTS


     The audited financial statements for the Variable Account are set forth herein, starting on page F-2. The audited financial statements of the Company are set forth herein starting on page F-12.



     The financial statements of the Variable Account and of the Company have been audited by Coopers & Lybrand L.L.P. The financial statements of the Company should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                       PAGE
                                                                                       ----
With respect to MONY Variable Account L:
  Report of Independent Accountants..................................................   F-2
  Statements of assets and liabilities as of December 31, 1997.......................   F-3
  Statements of operations for the year ended December 31, 1997......................   F-5
  Statements of changes in net assets................................................   F-7
  Notes to financial statements......................................................  F-10

With respect to The Mutual Life Insurance Company of New York:
  Report of Independent Accountants..................................................  F-13
  Statements of admitted assets, liabilities and surplus as of December 31, 1997 and
     1996............................................................................  F-14
  Statements of operations for the years ended December 31, 1997 and 1996............  F-15
  Statements of surplus for the years ended December 31, 1997 and 1996...............  F-16
  Statements of cash flows for the years ended December 31, 1997 and 1996............  F-17
  Notes to financial statements......................................................  F-18

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees of


Mutual Life Insurance Company of New York and the


Contractholders of MONY Variable Account L:



     We have audited the accompanying statements of assets and liabilities of MONY Variable Account L (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth, High Yield Bond and Government Securities Subaccounts) as of December 31, 1997; for the Variable Life's Subaccounts, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended; and for the Variable Universal Life's Subaccounts, the related statements of operations of the Intermediate Term Bond, Long Term Bond, Money Market, Equity, Small Cap, Managed, International Growth, High Yield Bond Subaccounts for the year then ended and for the Government Securities Subaccount for the period March 24, 1997 (commencement of operations) to December 31, 1997, and the statements of changes in net assets for the Intermediate Term Bond, Long Term Bond, and High Yield Subaccounts for which the period is from December 6, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Money Market Subaccount for which the period is from October 17, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Equity Subaccount for which the period is from November 17, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Small Cap Subaccount for which the period is from November 1, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the Managed Subaccount for which the period is from October 28, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, the International Growth Subaccount for which the period is from November 21, 1996 (commencement of operations) to December 31, 1996 and the year ended December 31, 1997, and the Government Securities Subaccount for which the period is from March 24, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account L as of December 31, 1997, the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.



                                                  COOPERS & LYBRAND L.L.P.



New York, New York


February 11, 1998

                                      MONY
                               VARIABLE ACCOUNT L
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997



                                                                           VARIABLE LIFE
                                           -----------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4).............   $ 59,712     $ 34,880      $  6,642      $ 12,694     $ 57,696     $ 30,472
                                            ========     ========      ========      ========     ========     ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473     $ 30,472
                                            --------     --------      --------      --------     --------     --------
Net assets...............................   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473     $ 30,472
                                            ========     ========      ========      ========     ========     ========
Net assets consist of:
  Contractholders' net payments..........   $ 73,062     $ 45,390      $  9,167      $ 16,264     $ 66,996     $ 51,361
  Cost of insurance withdrawals (Note
     3)..................................    (52,273)     (32,888)      (12,767)      (35,492)     (36,906)     (46,167)
  Undistributed net investment income....     14,096       12,767         9,152        26,685       22,898       25,278
  Accumulated net realized gain on
     investments.........................     24,827        9,611         1,090         5,237        4,708            0
  Unrealized appreciation of
     investments.........................     19,116        8,185           419         2,191       22,777            0
                                            --------     --------      --------      --------     --------     --------
Net assets...............................   $ 78,828     $ 43,065      $  7,061      $ 14,885     $ 80,473     $ 30,472
                                            ========     ========      ========      ========     ========     ========
Number of units outstanding*.............      1,811          962           331           571        2,366        1,767
                                            --------     --------      --------      --------     --------     --------
Net asset value per unit outstanding*....   $  43.52     $  44.75      $  21.36      $  26.07     $  34.02     $  17.25
                                            ========     ========      ========      ========     ========     ========



---------------



* Units outstanding have been rounded for presentation purposes.



                       See notes to financial statements.

                                      MONY
                               VARIABLE ACCOUNT L
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1997


                                                                              VARIABLE UNIVERSAL LIFE
                                                          ----------------------------------------------------------------
                                                          GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY
                                                          SECURITIES    TERM BOND        BOND        MARKET       EQUITY
                                                          SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ------------   ----------   ----------   ----------
ASSETS
Investments at cost (Note 4)............................   $ 12,769       $2,176       $ 39,273     $169,650    $1,175,271
                                                            =======       ======        =======     ========    ==========
Investments in Enterprise Accumulation Trust at net
  asset value (Note 2)..................................   $      0       $    0       $      0     $      0    $1,175,951
Investments in MONY Series Fund, Inc. at net asset value
  (Note 2)..............................................     13,071        2,253         41,575      169,650            0
Amount due from MONY....................................          0            0              0       11,137          338
Amount due from MONY Series Fund, Inc...................          0            0              0            8            0
Amount due from Enterprise Accumulation Trust...........          0            0              0            0          292
                                                            -------       ------        -------     --------    ----------
        Total assets....................................     13,071        2,253         41,575      180,795    1,176,581
                                                            -------       ------        -------     --------    ----------
LIABILITIES
Amount due to MONY......................................          0            0              0            8          292
Amount due to MONY Series Fund, Inc.....................          0            0              0       11,137            0
Amount due to Enterprise Accumulation Trust.............          0            0              0            0          338
                                                            -------       ------        -------     --------    ----------
        Total liabilities...............................          0            0              0       11,145          630
                                                            -------       ------        -------     --------    ----------
Net assets..............................................   $ 13,071       $2,253       $ 41,575     $169,650    $1,175,951
                                                            =======       ======        =======     ========    ==========
Net assets consist of:
  Contractholders' net payments.........................   $ 13,868       $2,780       $ 40,624     $177,277    $1,201,571
  Cost of insurance withdrawals (Note 3)................     (1,099)        (631)        (2,199)     (10,640)     (95,632)
  Undistributed/accumulated net investment income
    (loss)..............................................        (32)           0            890        3,013       36,569
  Accumulated net realized gain (loss) on investments...         32           27            (42)           0       32,763
  Unrealized appreciation (depreciation) of
    investments.........................................        302           77          2,302            0          680
                                                            -------       ------        -------     --------    ----------
Net assets..............................................   $ 13,071       $2,253       $ 41,575     $169,650    $1,175,951
                                                            =======       ======        =======     ========    ==========
Number of units outstanding*............................      1,234          211          3,719       16,142       93,188
                                                            -------       ------        -------     --------    ----------
Net asset value per unit outstanding*...................   $  10.59       $10.69       $  11.18     $  10.51    $   12.62
                                                            =======       ======        =======     ========    ==========

                                                                              VARIABLE UNIVERSAL LIFE
                                                          ----------------------------------------------------
                                                                                     INTERNATIONAL  HIGH YIELD
                                                          SMALL CAP     MANAGED        GROWTH         BOND
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                          ----------   ----------   ------------   ----------
ASSETS
Investments at cost (Note 4)............................   $221,696    $2,347,957     $181,455      $ 96,548
                                                           ========    ==========     ========       =======
Investments in Enterprise Accumulation Trust at net
  asset value (Note 2)..................................   $222,289    $2,351,256     $171,237      $ 97,797
Investments in MONY Series Fund, Inc. at net asset value
  (Note 2)..............................................          0            0             0             0
Amount due from MONY....................................         79          510           121            72
Amount due from MONY Series Fund, Inc...................          0            0             0             0
Amount due from Enterprise Accumulation Trust...........        114        3,704           252           128
                                                           --------    ----------     --------       -------
        Total assets....................................    222,482    2,355,470       171,610        97,997
                                                           --------    ----------     --------       -------
LIABILITIES
Amount due to MONY......................................        114        3,704           252           128
Amount due to MONY Series Fund, Inc.....................          0            0             0             0
Amount due to Enterprise Accumulation Trust.............         79          510           121            72
                                                           --------    ----------     --------       -------
        Total liabilities...............................        193        4,214           373           200
                                                           --------    ----------     --------       -------
Net assets..............................................   $222,289    $2,351,256     $171,237      $ 97,797
                                                           ========    ==========     ========       =======
Net assets consist of:
  Contractholders' net payments.........................   $219,317    $2,403,572     $183,398      $ 97,316
  Cost of insurance withdrawals (Note 3)................    (27,296)    (210,449)      (12,894)       (6,828)
  Undistributed/accumulated net investment income
    (loss)..............................................     18,382      100,018         4,481         4,369
  Accumulated net realized gain (loss) on investments...     11,293       54,816         6,470         1,691
  Unrealized appreciation (depreciation) of
    investments.........................................        593        3,299       (10,218)        1,249
                                                           --------    ----------     --------       -------
Net assets..............................................   $222,289    $2,351,256     $171,237      $ 97,797
                                                           ========    ==========     ========       =======
Number of units outstanding*............................     14,918      178,819        16,311         8,584
                                                           --------    ----------     --------       -------
Net asset value per unit outstanding*...................   $  14.90    $   13.15      $  10.50      $  11.39
                                                           ========    ==========     ========       =======



---------------



* Units outstanding have been rounded for presentation purposes.



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                            STATEMENTS OF OPERATIONS



                      FOR THE YEAR ENDED DECEMBER 31, 1997



                                                                           VARIABLE LIFE
                                           -----------------------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ----------   ----------   ----------
Dividend income..........................   $  5,414     $  4,188       $  384       $    836     $  5,526     $  1,578
Mortality and expense risk charges (Note
  3).....................................       (443)        (251)         (41)           (84)        (452)        (184)
                                             -------      -------        -----        -------      -------      -------
Net investment income....................      4,971        3,937          343            752        5,074        1,394
                                             -------      -------        -----        -------      -------      -------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales....................     14,275       12,118          504          1,123        3,828        2,858
  Cost of shares sold....................     (8,731)      (8,787)        (477)        (1,057)      (2,343)      (2,858)
                                             -------      -------        -----        -------      -------      -------
Net realized gain on investments.........      5,544        3,331           27             66        1,485            0
Net increase in unrealized appreciation
  of investments.........................      7,657        3,274           97            884        9,311            0
                                             -------      -------        -----        -------      -------      -------
Net realized and unrealized gain on
  investments............................     13,201        6,605          124            950       10,796            0
                                             -------      -------        -----        -------      -------      -------
Net increase in net assets resulting from
  operations.............................   $ 18,172     $ 10,542       $  467       $  1,702     $ 15,870     $  1,394
                                             =======      =======        =====        =======      =======      =======



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                      STATEMENTS OF OPERATIONS (CONTINUED)


                                                                    VARIABLE UNIVERSAL LIFE
                                         -----------------------------------------------------------------------------
                                            GOVERNMENT       INTERMEDIATE    LONG TERM        MONEY
                                            SECURITIES        TERM BOND         BOND          MARKET         EQUITY
                                            SUBACCOUNT        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         -----------------   ------------   ------------   ------------   ------------
                                          FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                         MARCH 24, 1997**       ENDED          ENDED          ENDED          ENDED
                                              THROUGH        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         DECEMBER 31, 1997       1997           1997           1997           1997
                                         -----------------   ------------   ------------   ------------   ------------
Dividend income........................       $     0          $      9       $  1,064     $     3,211     $   38,940
Mortality and expense risk charges
  (Note 3).............................           (32)               (9)          (172)           (467)        (3,058)
                                              -------           -------     -----------      ---------       --------
Net investment income (loss)...........           (32)                0            892           2,744         35,882
                                              -------           -------     -----------      ---------       --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................         1,236             1,178          3,178       1,869,084        231,222
  Cost of shares sold..................        (1,204)           (1,151)        (3,220)     (1,869,084)      (198,296)
                                              -------           -------     -----------      ---------       --------
Net realized gain (loss) on
  investments..........................            32                27            (42)              0         32,926
Net increase (decrease) in unrealized
  appreciation of investments..........           302                77          2,367               0          1,377
                                              -------           -------     -----------      ---------       --------
Net realized and unrealized gain (loss)
  on investments.......................           334               104          2,325               0         34,303
                                              -------           -------     -----------      ---------       --------
Net increase in net assets resulting
  from operations......................       $   302          $    104       $  3,217     $     2,744     $   70,185
                                              =======           =======     ===========      =========       ========

                                                           VARIABLE UNIVERSAL LIFE
                                         ---------------------------------------------------------
                                                                       INTERNATIONAL   HIGH YIELD
                                          SMALL CAP       MANAGED         GROWTH          BOND
                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                         ------------   ------------   ------------   ------------
                                         FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                            ENDED          ENDED          ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1997           1997           1997           1997
                                         ------------   ------------   ------------   ------------
Dividend income........................    $ 18,805      $  106,305      $  5,055       $  4,750
Mortality and expense risk charges
  (Note 3).............................        (684)         (7,473)         (624)          (382)
                                          ---------        --------      --------       --------
Net investment income (loss)...........      18,121          98,832         4,431          4,368
                                          ---------        --------      --------       --------
Realized and unrealized gain (loss) on
  investments (Note 2):
  Proceeds from sales..................      53,290         428,261        55,974         43,396
  Cost of shares sold..................     (42,001)       (373,390)      (49,504)       (41,705)
                                          ---------        --------      --------       --------
Net realized gain (loss) on
  investments..........................      11,289          54,871         6,470          1,691
Net increase (decrease) in unrealized
  appreciation of investments..........         583           5,802       (10,379)         1,248
                                          ---------        --------      --------       --------
Net realized and unrealized gain (loss)
  on investments.......................      11,872          60,673        (3,909)         2,939
                                          ---------        --------      --------       --------
Net increase in net assets resulting
  from operations......................    $ 29,993      $  159,505      $    522       $  7,307
                                          =========        ========      ========       ========



---------------



** Commencement of operations.



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                      STATEMENTS OF CHANGES IN NET ASSETS



                        FOR THE YEARS ENDED DECEMBER 31,


                                                                                      VARIABLE LIFE
                                                        ---------------------------------------------------------------
                                                                                                         INTERMEDIATE
                                                           EQUITY GROWTH           EQUITY INCOME             TERM
                                                             SUBACCOUNT             SUBACCOUNT         BOND SUBACCOUNT
                                                        --------------------    -------------------    ----------------
                                                          1997        1996        1997       1996       1997      1996
                                                        --------    --------    --------    -------    ------    ------
From operations:
  Net investment income (loss)......................... $  4,971    $   (381)   $  3,937    $  (128)   $  343    $  (39)
  Net realized gain on investments.....................    5,544       6,197       3,331      1,851        27        19
  Net increase (decrease) in unrealized appreciation of
    investments........................................    7,657       6,121       3,274      3,722        97       218
                                                        --------    --------    --------    -------    ------    ------
Net increase (decrease) in net assets resulting from
  operations...........................................   18,172      11,937      10,542      5,445       467       198
                                                        --------    --------    --------    -------    ------    ------
From unit transactions:
  Net proceeds from the issuance of units..............   15,902       7,362      10,731      6,575       407       372
  Net asset value of units redeemed or used to meet
    contract obligations...............................  (13,078)    (20,999)    (11,293)    (8,207)     (463)     (432)
                                                        --------    --------    --------    -------    ------    ------
Net increase (decrease) from unit transactions.........    2,824     (13,637)       (562)    (1,632)      (56)      (60)
                                                        --------    --------    --------    -------    ------    ------
Net increase (decrease) in net assets..................   20,996      (1,700)      9,980      3,813       411       138
Net assets beginning of year...........................   57,832      59,532      33,085     29,272     6,650     6,512
                                                        --------    --------    --------    -------    ------    ------
Net assets end of year*................................ $ 78,828    $ 57,832    $ 43,065    $33,085    $7,061    $6,650
                                                        ========    ========    ========    =======    ======    ======
Units outstanding beginning of year....................    1,726       2,137         965      1,016       333       336
Units issued during the year...........................      428         241         282        213        20        19
Units redeemed during the year.........................     (343)       (652)       (285)      (264)      (22)      (22)
                                                        --------    --------    --------    -------    ------    ------
Units outstanding end of year..........................    1,811       1,726         962        965       331       333
                                                        ========    ========    ========    =======    ======    ======
---------------
* Includes undistributed net investment income of:      $ 14,096    $  9,125    $ 12,767    $ 8,830    $9,152    $8,809

                                                                                       VARIABLE LIFE
                                                            ------------------------------------------------------------------
                                                                  LONG TERM             DIVERSIFIED           MONEY MARKET
                                                                BOND SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                            ----------------------    ------------------    ------------------
                                                             1997           1996       1997       1996       1997       1996
                                                            -------        -------    -------    -------    -------    -------
From operations:
  Net investment income (loss).........................     $   752        $   (80)   $ 5,074    $  (373)   $ 1,394    $ 1,372
  Net realized gain on investments.....................          66             33      1,485      1,052          0          0
  Net increase (decrease) in unrealized appreciation of
    investments........................................         884            (93)     9,311      7,350          0          0
                                                            --------       -------    --------   -------    -------    -------
Net increase (decrease) in net assets resulting from
  operations...........................................       1,702           (140)    15,870      8,029      1,394      1,372
                                                            --------       -------    --------   -------    -------    -------
From unit transactions:
  Net proceeds from the issuance of units..............         618            608      2,162      2,620        967        184
  Net asset value of units redeemed or used to meet
    contract obligations...............................      (1,039)          (985)    (3,376)    (3,238)    (2,652)    (2,285)
                                                            --------       -------    --------   -------    -------    -------
Net increase (decrease) from unit transactions.........        (421)          (377)    (1,214)      (618)    (1,685)    (2,101)
                                                            --------       -------    --------   -------    -------    -------
Net increase (decrease) in net assets..................       1,281           (517)    14,656      7,411       (291)      (729)
Net assets beginning of year...........................      13,604         14,121     65,817     58,406     30,763     31,492
                                                            --------       -------    --------   -------    -------    -------

Net assets end of year*................................     $14,885        $13,604    $80,473    $65,817    $30,472    $30,763
                                                            =======        =======    =======    =======    =======    =======
Units outstanding beginning of year....................         588            605      2,404      2,427      1,867      1,997
Units issued during the year...........................          26             28         69        103         59         12
Units redeemed during the year.........................         (43)           (45)      (107)      (126)      (159)      (142)
                                                            -------        -------    -------    -------    -------    -------
Units outstanding end of year..........................         571            588      2,366      2,404      1,767      1,867
                                                            =======        =======    =======    =======    =======    =======

---------------
* Includes undistributed net investment income of:          $26,685        $25,933    $22,898    $17,824    $25,278    $23,884



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            VARIABLE UNIVERSAL LIFE
                                                          -----------------------------------------------------------
                                                            GOVERNMENT          INTERMEDIATE TERM         LONG TERM
                                                            SECURITIES                 BOND                  BOND
                                                            SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                                          --------------   ----------------------------  ------------
                                                          FOR THE PERIOD                 FOR THE PERIOD
                                                            MARCH 24,      FOR THE YEAR   DECEMBER 6,    FOR THE YEAR
                                                          1997** THROUGH      ENDED      1996** THROUGH     ENDED
                                                           DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               1997            1997           1996           1997
                                                          --------------   ------------  --------------  ------------
From operations:
  Net investment income (loss)...........................    $    (32)        $    0          $  0         $    892
  Net realized gain (loss) on investments................          32             27             0              (42)
  Net increase (decrease) in unrealized appreciation of
    investments..........................................         302             77             0            2,367
                                                              -------         ------           ---          -------
Net increase (decrease) in net assets resulting from
  operations.............................................         302            104             0            3,217
                                                              -------         ------           ---          -------
From unit transactions:
  Net proceeds from the issuance of units................      13,868          2,923            43           28,471
  Net asset value of units redeemed or used to meet
    contract obligations.................................      (1,099)          (813)           (4)          (2,195)
                                                              -------         ------           ---          -------
Net increase from unit transactions......................      12,769          2,110            39           26,276
                                                              -------         ------           ---          -------
Net increase in net assets...............................      13,071          2,214            39           29,493
Net assets beginning of period...........................           0             39             0           12,082
                                                              -------         ------           ---          -------
Net assets end of period*................................    $ 13,071         $2,253          $ 39         $ 41,575
                                                              =======         ======           ===          =======
Units outstanding beginning of period....................           0              4             0            1,217
Units issued during the period...........................       1,336            286             4            2,712
Units redeemed during the period.........................        (102)           (79)            0             (210)
                                                              -------         ------           ---          -------
Units outstanding end of period..........................       1,234            211             4            3,719
                                                              =======         ======           ===          =======

---------------
 * Includes undistributed/accumulated net investment
income (loss) of:                                            $    (32)        $    0          $  0         $    890
** Commencement of operations.

                                                                            VARIABLE UNIVERSAL LIFE
                                                           ----------------------------------------------------------
                                                              LONG TERM                MONEY
                                                                BOND                  MARKET                EQUITY
                                                             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                           --------------- ----------------------------  ------------
                                                           FOR THE PERIOD                FOR THE PERIOD
                                                            DECEMBER 6,    FOR THE YEAR   OCTOBER 17,    FOR THE YEAR
                                                           1996** THROUGH     ENDED      1996** THROUGH     ENDED
                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                1996           1997           1996           1997
                                                           --------------  ------------  --------------  ------------
From operations:
  Net investment income (loss)...........................     $     (2)    $      2,744     $    269      $   35,882
  Net realized gain (loss) on investments................            0                0            0          32,926
  Net increase (decrease) in unrealized appreciation of
    investments..........................................          (65)               0            0           1,377
                                                               -------      -----------      -------      ----------
Net increase (decrease) in net assets resulting from
  operations.............................................          (67)           2,744          269          70,185
                                                               -------      -----------      -------      ----------
From unit transactions:
  Net proceeds from the issuance of units................       12,153        1,828,075      221,062       1,163,129
  Net asset value of units redeemed or used to meet
    contract obligations.................................           (4)      (1,728,100)    (154,400)       (111,523)
                                                               -------      -----------      -------      ----------
Net increase from unit transactions......................       12,149           99,975       66,662       1,051,606
                                                               -------      -----------      -------      ----------
Net increase in net assets...............................       12,082          102,719       66,931       1,121,791
Net assets beginning of period...........................            0           66,931            0          54,160
                                                               -------      -----------      -------      ----------
Net assets end of period*................................     $ 12,082     $    169,650     $ 66,931      $1,175,951
                                                               =======      ===========      =======      ==========
Units outstanding beginning of period....................            0            6,655            0           5,358
Units issued during the period...........................        1,217          177,168       22,031          97,340
Units redeemed during the period.........................            0         (167,681)     (15,376)         (9,510)
                                                               -------      -----------      -------      ----------
Units outstanding end of period..........................        1,217           16,142        6,655          93,188
                                                               =======      ===========      =======      ==========
---------------
 * Includes undistributed/accumulated net investment
income (loss) of:                                             $     (2)    $      3,013     $    269      $   36,569
** Commencement of operations.

                                                              VARIABLE
                                                              UNIVERSAL
                                                                LIFE
                                                           ---------------
                                                               EQUITY
                                                             SUBACCOUNT
                                                           ---------------
                                                           FOR THE PERIOD
                                                            NOVEMBER 17,
                                                           1996** THROUGH
                                                            DECEMBER 31,
                                                                1996
                                                           --------------
From operations:
  Net investment income (loss)...........................     $    687
  Net realized gain (loss) on investments................         (163)
  Net increase (decrease) in unrealized appreciation of
    investments..........................................         (697)
                                                               -------
Net increase (decrease) in net assets resulting from
  operations.............................................         (173)
                                                               -------
From unit transactions:
  Net proceeds from the issuance of units................       54,842
  Net asset value of units redeemed or used to meet
    contract obligations.................................         (509)
                                                               -------
Net increase from unit transactions......................       54,333
                                                               -------
Net increase in net assets...............................       54,160
Net assets beginning of period...........................            0
                                                               -------
Net assets end of period*................................     $ 54,160
                                                               =======
Units outstanding beginning of period....................            0
Units issued during the period...........................        5,409
Units redeemed during the period.........................          (51)
                                                               -------
Units outstanding end of period..........................        5,358
                                                               =======
---------------
 * Includes undistributed/accumulated net investment
income (loss) of:                                             $    687
** Commencement of operations.



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                  VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                                      -----------------------------------------------------------
                                                                                SMALL CAP                      MANAGED
                                                                               SUBACCOUNT                     SUBACCOUNT
                                                                      -----------------------------  ----------------------------
                                                                                     FOR THE PERIOD                FOR THE PERIOD
                                                                      FOR THE YEAR    NOVEMBER 1,    FOR THE YEAR   OCTOBER 28,
                                                                         ENDED       1996** THROUGH     ENDED      1996** THROUGH
                                                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                          1997            1996           1997           1996
                                                                      ------------   --------------  ------------  --------------
From operations:
  Net investment income..............................................   $ 18,121        $    261      $   98,832      $  1,186
  Net realized gains (losses) on investments.........................     11,289               4          54,871           (55)
  Net increase (decrease) in unrealized appreciation of
    investments......................................................        583              10           5,802        (2,503)
                                                                        --------         -------      ----------      --------
Net increase (decrease) in net assets resulting from operations......     29,993             275         159,505        (1,372)
                                                                        --------         -------      ----------      --------
From unit transactions:
  Net proceeds from the issuance of units............................    210,986          16,647       2,299,829       129,958
  Net asset value of units redeemed or used to meet contract
    obligations......................................................    (35,444)           (168)       (235,234)       (1,430)
                                                                        --------         -------      ----------      --------
Net increase from unit transactions..................................    175,542          16,479       2,064,595       128,528
                                                                        --------         -------      ----------      --------
Net increase in net assets...........................................    205,535          16,754       2,224,100       127,156
Net assets beginning of period.......................................     16,754               0         127,156             0
                                                                        --------         -------      ----------      --------
Net assets end of period*............................................   $222,289        $ 16,754      $2,351,256      $127,156
                                                                        ========         =======      ==========      ========
Units outstanding beginning of period................................      1,611               0          11,951             0
Units issued during the period.......................................     15,917           1,628         185,804        12,086
Units redeemed during the period.....................................     (2,610)            (17)        (18,936)         (135)
                                                                        --------         -------      ----------      --------
Units outstanding end of period......................................     14,918           1,611         178,819        11,951
                                                                        ========         =======      ==========      ========

---------------
 * Includes undistributed/accumulated net investment income (loss)
  of:                                                                   $ 18,382        $    261      $  100,018      $  1,186
** Commencement of operations.

                                                                                  VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                                       ----------------------------------------------------------
                                                                              INTERNATIONAL                   HIGH YIELD
                                                                                  GROWTH                         BOND
                                                                                SUBACCOUNT                    SUBACCOUNT
                                                                       ----------------------------  ----------------------------
                                                                                     FOR THE PERIOD                FOR THE PERIOD
                                                                       FOR THE YEAR   NOVEMBER 21,   FOR THE YEAR   DECEMBER 6,
                                                                          ENDED      1996** THROUGH     ENDED      1996** THROUGH
                                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                           1997           1996           1997           1996
                                                                       ------------  --------------  ------------  --------------
From operations:
  Net investment income..............................................    $  4,431       $     50       $  4,368         $  1
  Net realized gains (losses) on investments.........................       6,470              0          1,691            0
  Net increase (decrease) in unrealized appreciation of
    investments......................................................     (10,379)           161          1,248            1
                                                                         --------        -------        -------         ----
Net increase (decrease) in net assets resulting from operations......         522            211          7,307            2
                                                                         --------        -------        -------         ----
From unit transactions:
  Net proceeds from the issuance of units............................     175,743         14,259         98,004          392
  Net asset value of units redeemed or used to meet contract
    obligations......................................................     (19,488)           (10)        (7,883)         (25)
                                                                         --------        -------        -------         ----
Net increase from unit transactions..................................     156,255         14,249         90,121          367
                                                                         --------        -------        -------         ----
Net increase in net assets...........................................     156,777         14,460         97,428          369
Net assets beginning of period.......................................      14,460              0            369            0
                                                                         --------        -------        -------         ----
Net assets end of period*............................................    $171,237       $ 14,460       $ 97,797         $369
                                                                         ========        =======        =======         ====
Units outstanding beginning of period................................       1,439              0             37            0
Units issued during the period.......................................      16,654          1,440          9,272           39
Units redeemed during the period.....................................      (1,782)            (1)          (725)          (2)
                                                                         --------        -------        -------         ----
Units outstanding end of period......................................      16,311          1,439          8,584           37
                                                                         ========        =======        =======         ====
---------------
 * Includes undistributed/accumulated net investment income (loss)
  of:                                                                    $  4,481       $     50       $  4,369         $  1
** Commencement of operations.



                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT L



                         NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND BUSINESS



     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.



     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies and Variable Universal Life Insurance policies. These policies are issued by MONY.



     There are currently fifteen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1996 and 1997. The Funds are registered under the 1940 Act as open end, diversified, management investment companies.



     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 68 to 102 and 105 to 142, respectively, and should be read in conjunction with these financial statements.



2. SIGNIFICANT ACCOUNTING POLICIES



  Investments:



     The investment in shares of each of the respective portfolios of the Funds is stated at value which is the net asset value of the Funds. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolios, the net asset values are based on amortized cost of the securities held which approximates value.



  Taxes:



     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the the Variable Account for federal income tax purposes.



3. RELATED PARTY TRANSACTIONS



     MONY is the legal owner of the assets of the Variable Account.



     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.



     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1997 aggregated $382,844.



     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)

Life Subaccounts) of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.



     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.



4. INVESTMENTS



     Investments in Variable Life at cost, at December 31, 1997 consist of the following:



                                                                 MONY SERIES FUND, INC.
                                       --------------------------------------------------------------------------
                                        EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                       ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares.............................      1,904       1,412         607         1,059        3,658        30,763
  Amount.............................   $ 46,373    $ 28,174      $6,328       $12,297      $52,351      $ 30,763
                                         -------     -------      ------       -------      -------       -------
Shares acquired:
  Shares.............................        508         455          38            49          112           989
  Amount.............................   $ 16,656    $ 11,305      $  407       $   618      $ 2,162      $    989
Shares received for reinvestment of
  dividends:
  Shares.............................        192         195          37            71          331         1,578
  Amount.............................   $  5,414    $  4,188      $  384       $   836      $ 5,526      $  1,578
Shares redeemed:
  Shares.............................       (420)       (472)        (47)          (88)        (197)       (2,858)
  Amount.............................   $ (8,731)   $ (8,787)     $ (477)      $(1,057)     $(2,343)     $ (2,858)
                                         -------     -------      ------       -------      -------       -------
Net change:
  Shares.............................        280         178          28            32          246          (291)
  Amount.............................   $ 13,339    $  6,706      $  314       $   397      $ 5,345      $   (291)
                                         -------     -------      ------       -------      -------       -------
Shares end of year:
  Shares.............................      2,184       1,590         635         1,091        3,904        30,472
  Amount.............................   $ 59,712    $ 34,880      $6,642       $12,694      $57,696      $ 30,472
                                         =======     =======      ======       =======      =======       =======

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)

     Investments in Variable Universal Life at cost, at December 31, 1997 consist of the following:

                         MONY SERIES FUND, INC.                                   ENTERPRISE ACCUMULATION TRUST
           ---------------------------------------------------   ----------------------------------------------------------------
           GOVERNMENT   INTERMEDIATE   LONG TERM      MONEY                                            INTERNATIONAL   HIGH YIELD
           SECURITIES    TERM BOND       BOND        MARKET        EQUITY     SMALL CAP    MANAGED        GROWTH          BOND
           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO
           ----------   ------------   ---------   -----------   ----------   ---------   ----------   -------------   ----------
Shares
 beginning
 of
 year:
 Shares..          0             4          941         66,931        1,877        829         3,706         2,390            67
 Amount..   $      0      $     39      $12,147    $    66,931   $   54,857   $ 16,744    $  129,659     $  14,299      $    368
            --------      --------      -------    -----------   ----------   --------    ----------     ---------      --------
Shares
 acquired:
 Shares..      1,316           308        2,265      1,968,592       37,281      8,828        61,893        32,707        23,909
 Amount..   $ 13,973      $  3,279      $29,282    $ 1,968,592   $1,279,770   $228,148    $2,485,383     $ 211,605      $133,135
Shares
 received
 for
 reinvestment
 of dividends:
 Shares..          0             1           91          3,211        1,110        704         2,607           818           840
 Amount..   $      0      $      9      $ 1,064    $     3,211   $   38,940   $ 18,805    $  106,305     $   5,055      $  4,750
Shares
 redeemed:
 Shares..       (115)         (110)        (249)    (1,869,084)      (6,755)    (2,035)      (10,549)       (8,207)       (7,688)
 Amount..   $ (1,204)     $ (1,151)     $(3,220)   $(1,869,084)  $ (198,296)  $(42,001)   $ (373,390)    $ (49,504)     $(41,705)
            --------      --------      -------    -----------   ----------   --------    ----------     ---------      --------
Net
 change:
 Shares..      1,201           199        2,107        102,719       31,636      7,497        53,951        25,318        17,061
 Amount..   $ 12,769      $  2,137      $27,126    $   102,719   $1,120,414   $204,952    $2,218,298     $ 167,156      $ 96,180
            --------      --------      -------    -----------   ----------   --------    ----------     ---------      --------
Shares
 end of
 year:
 Shares..      1,201           203        3,048        169,650       33,513      8,326        57,657        27,708        17,128
 Amount..   $ 12,769      $  2,176      $39,273    $   169,650   $1,175,271   $221,696    $2,347,957     $ 181,455      $ 96,548
            ========      ========      =======    ===========   ==========   ========    ==========     =========      ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES OF
THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK:

     We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of The Mutual Life Insurance Company of New York ("the Company") as of December 31, 1997 and 1996, and the related statutory statements of operations, surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The Company presents its financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of New York ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP"). As explained in
Note 3, the accounting practices used by the Company vary from generally accepted accounting principles, and the effects of these variances are material.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with GAAP, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows for the years then ended.

     In our opinion, however, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended on the basis of accounting described in Note 3.

     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 27, 1998

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                   STATEMENTS OF ADMITTED ASSETS, LIABILITIES
                         AND SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                         1997          1996
                                            ASSETS                    -----------   -----------
Cash and invested assets:
     Cash and short-term investments................................  $   211,611   $   175,173
     Bonds..........................................................    4,700,909     4,328,623
     Redeemable preferred stocks....................................        7,931         2,130
     Common stocks..................................................      332,405       300,809
     Subsidiary companies...........................................      216,398       170,760
     Mortgage loans.................................................    1,436,347     1,509,181
     Real estate....................................................    1,011,584     1,345,383
     Policy loans...................................................    1,201,319     1,189,851
     Other invested assets..........................................      358,151       364,390
                                                                      -----------   -----------
          Total cash and invested assets............................    9,476,655     9,386,300
Investment income due and accrued...................................      160,481       141,940
Premiums deferred and uncollected...................................      190,214       198,424
Amounts due from reinsurers.........................................       56,291        73,106
Other assets........................................................       53,478        49,117
Separate account assets.............................................    1,827,515     1,670,886
                                                                      -----------   -----------
          Total assets..............................................  $11,764,634   $11,519,773
                                                                      ===========   ===========
LIABILITIES AND SURPLUS
Liabilities:
     Life insurance and annuity reserves............................  $ 7,266,754   $ 7,214,620
     Health insurance reserves......................................       22,093       155,121
     Deposits left with the Company.................................      491,747       504,581
     Dividends to policyholders.....................................      193,098       211,765
     Policy claims in process of settlement.........................       52,357        63,238
     Funds held under coinsurance...................................       99,499       102,200
     Federal income taxes due or accrued............................       98,828        94,975
     Notes payable and accrued interest.............................            0        33,076
     Other liabilities..............................................      399,880       372,919
     Separate account liabilities...................................    1,816,772     1,661,273
     Interest maintenance reserve...................................       15,878        12,663
     Investment reserves............................................      140,000        90,000
     Asset valuation reserve........................................      332,290       299,843
                                                                      -----------   -----------
          Total liabilities.........................................   10,929,196    10,816,274
Surplus:
     Surplus notes..................................................      187,317        72,317
     Special surplus funds..........................................       26,400        27,150
     Unassigned surplus.............................................      621,721       604,032
                                                                      -----------   -----------
          Surplus...................................................      835,438       703,499
                                                                      -----------   -----------
          Total liabilities and surplus.............................  $11,764,634   $11,519,773
                                                                      ===========   ===========


    The accompanying notes are an integral part of the financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                         FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                      -------------------------
                                                                         1997           1996
                                                                      ----------     ----------
Premiums, annuity considerations and fund deposits..................  $1,171,454     $1,222,039
Net investment income...............................................     644,351        640,069
Commission and expense allowance on reinsurance ceded...............      69,692         88,767
Adjustments on reinsurance ceded....................................    (275,435)      (119,907)
Other income (net)..................................................      10,080         10,119
                                                                      ----------     ----------
                                                                       1,620,142      1,841,087
                                                                      ----------     ----------
Policyholder and contractholder benefits............................   1,265,676      1,292,572
Change in policy and contract reserves..............................     (93,728)      (101,355)
Commissions.........................................................      48,846         53,599
Operating expenses..................................................     260,992        265,871
Reinsurance of group pension liabilities............................      (3,114)        62,024
Transfer from separate accounts.....................................    (182,337)       (51,020)
Other deductions (net)..............................................       4,033          7,374
                                                                      ----------     ----------
                                                                       1,300,368      1,529,065
                                                                      ----------     ----------
Net gain from operations before dividends and federal income
  taxes.............................................................     319,774        312,022
Dividends to policyholders..........................................     199,128        219,439
                                                                      ----------     ----------
Net gain from operations before federal income taxes................     120,646         92,583
Federal income taxes................................................      37,425         18,393
                                                                      ----------     ----------
Net gain from operations............................................      83,221         74,190
  Net realized capital losses (See Note 8)..........................      (4,417)       (19,550)
                                                                      ----------     ----------
Net Income..........................................................  $   78,804     $   54,640
                                                                      ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                    STATEMENTS OF SURPLUS -- STATUTORY BASIS
                                 (IN THOUSANDS)

                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1997         1996
                                                                         --------     --------
Surplus, beginning of year.............................................  $703,499     $689,017
                                                                         --------     --------
Net income.............................................................    78,804       54,640
Change in net unrealized capital gains.................................    43,988       34,232
Change in non-admitted assets..........................................   (15,005)      (1,275)
Change in asset valuation reserve......................................   (32,447)     (28,638)
Issuance of surplus notes (See Note 15)................................   111,350            0
Settlements and provision for reorganization/contingencies.............   (20,600)     (39,576)
Increase in investment reserve.........................................   (50,000)           0
Change in surplus due to reinsurance...................................    16,903       (2,643)
Other changes to surplus...............................................    (1,054)      (2,258)
                                                                         --------     --------
Net change in surplus for the year.....................................   131,939       14,482
                                                                         --------     --------
Surplus, end of year...................................................  $835,438     $703,499
                                                                         ========     ========

   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                  STATEMENTS OF CASH FLOWS -- STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1997            1996
                                                                    -----------     -----------
CASH FROM OPERATIONS:
     Premiums, annuity considerations and fund deposits...........  $ 1,181,354     $ 1,233,947
     Investment income, net of investment expenses................      650,682         680,338
     Adjustments on reinsurance ceded.............................     (192,251)        (26,291)
     Other income.................................................       26,221          31,373
     Policy benefits paid.........................................   (1,275,039)     (1,285,157)
     Transfers from (to) separate accounts........................      169,453          (5,035)
     Commissions, other expenses and insurance taxes paid.........     (320,170)       (321,497)
     Dividends to policyholders...................................     (217,795)       (212,006)
     Federal income taxes (excluding capital gains tax)...........      (11,503)              0
     Other deductions.............................................       (4,342)        (23,829)
                                                                    -----------     -----------
               Net cash from operations...........................        6,610          71,843
                                                                    -----------     -----------
CASH FROM INVESTMENTS:
     Proceeds from investments sold, matured or repaid:
          Bonds...................................................      826,928         516,929
          Stocks..................................................      259,376         199,598
          Mortgage loans..........................................      290,946         293,113
          Real estate.............................................      390,436         417,955
          Other invested assets...................................       39,077          25,734
          Miscellaneous proceeds..................................        4,039           4,979
          Taxes paid on net capital gains.........................      (72,700)        (13,631)
                                                                    -----------     -----------
               Total investment proceeds..........................    1,738,102       1,444,677
                                                                    -----------     -----------
     Cost of investments acquired:
          Bonds...................................................    1,193,209       1,063,983
          Stocks..................................................      274,247         205,496
          Mortgage loans..........................................      233,558         172,644
          Real estate.............................................       41,958          56,222
          Other invested assets...................................       31,035          32,816
          Change in policy loans..................................       11,468           9,402
                                                                    -----------     -----------
               Total investments acquired.........................    1,785,475       1,540,563
                                                                    -----------     -----------
               Net cash from investments..........................      (47,373)        (95,886)
                                                                    -----------     -----------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
     Cash Provided (Applied):
          Surplus notes issuance..................................      115,000               0
          Borrowed money..........................................      (33,049)        (43,293)
          Other sources...........................................       55,053          15,432
                                                                    -----------     -----------
               Total..............................................      137,004         (27,861)
                                                                    -----------     -----------
     Other cash applied...........................................       59,803          38,793
                                                                    -----------     -----------
               Net cash from financing and misc sources...........       77,201         (66,654)
                                                                    -----------     -----------
     Net change in cash and short-term investments................       36,438         (90,697)
Cash and short-term investments, beginning of year................      175,173         265,870
                                                                    -----------     -----------
Cash and short-term investments, end of year......................  $   211,611     $   175,173
                                                                    ===========     ===========


   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

     The Mutual Life Insurance Company of New York, ("MONY" or the "Company") is a New York domiciled mutual life insurance company primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products to higher income individuals, particularly family builders, pre-retirees and small business owners. The Company distributes its products to such individuals primarily through its career agency sales force. These products are sold throughout the United States and Puerto Rico.

2.  DEMUTUALIZATION AND INVESTMENT AGREEMENT:

     On September 8, 1997, the Company announced that it is pursuing converting to a stock life insurance company through demutualization. In connection with the demutualization, the Company has prepared a Plan of Reorganization ("the Plan") which is subject to approval by the Insurance Department of the State of New York as well as adoption by the Company's Board of Trustees and approval by the policyholders.


     In connection with the Plan, among other things, the following will occur:
(i) the Company will convert from a New York mutual life insurance company to a New York stock life insurance company (the "Plan of Demutualization") and become a wholly owned subsidiary of MONY Financial Services Corporation (the "Holding Company"), a holding company organized in Delaware for the purpose of becoming the parent holding company of the Company, (ii) eligible policyholders of the Company, as defined in the Plan, will receive shares of common stock of the Holding Company, cash or policy credits, (iii) a closed block of certain individual participating policies in classes for which the Company had a dividend scale payable in 1998 (the "Closed Block") will be created on the Plan effective date (the "Effective Date") and assets will be allocated to the Closed Block to support the payment of benefits, dividends (as appropriate, based on experience), and certain expenses and taxes relating to the policies included therein, and (iv) shares of common stock of the Holding Company will be registered under the Securities and Exchange Act of 1933 and offered to the public in an initial public offering, if market conditions are appropriate.


     In connection with the transactions contemplated under the Plan described above, on December 30, 1997, investment funds affiliated with Goldman, Sachs & Co. consisting of GS Mezzanine Partners, L.P., G.S. Mezzanine Partners Offshore, L.P., Stone Street Fund 1997, and Bridge Street Fund 1997, L.P. (collectively, "the Investors"), entered into an investment agreement with the Company and the Holding Company (the "Investment Agreement"), pursuant to which: (i) the Investors purchased, for $115.0 million ("the Consideration"), Surplus Notes issued by the Company (the "MONY Notes") with an aggregate principal amount equal to the Consideration (see Note 15), and (ii) the Investors purchased, for $10.0 million, warrants to purchase from the Holding Company at the Effective Date (after giving effect to the initial public offering) in the aggregate of
7.0 percent of the fully diluted common stock of the Holding Company upon certain terms and conditions and at a specified exercise price which is subject to anti-dilution adjustments, as more specifically defined in the Investment Agreement.

     In addition, under the terms of the Investment Agreement, the Investors agreed, upon the Company's request, made at any time up to 90 days after the Effective Date, to purchase an aggregate of 1.0 million shares of convertible preferred stock of the Holding Company for a total purchase price of $100.0 million. The convertible preferred stock would be convertible at the option of the holder at any time into common stock of the Holding Company at a conversion price equal to the initial exercise price of the warrants and would be subject to certain anti-dilution adjustments.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York ("statutory"), which is a comprehensive basis of accounting other than generally accepted accounting principles ("GAAP").

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of results of operations and changes in surplus during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) valuation reserves for mortgage loans and real estate investments, and (ii) the liability for future policy benefits.

     In financial statements prepared in conformity with statutory accounting, the accounting treatment of certain items is different than for financial statements prepared in conformity with GAAP. Some of the general differences include:

     - Policy acquisition costs, such as commissions and other costs incurred in connection with acquiring new and renewal business, are expensed when incurred; under GAAP, such costs are deferred and amortized over the present value of expected gross margins.


     - Premiums for universal life and investment-type products are recognized as revenue when due; under GAAP, they are reported as deposits to policyholders' account balances. Revenues from these contracts under GAAP consist of amounts assessed during the period against policyholders' account balances for mortality, policy administration and surrender charges.



     - Policy reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, and are reported net of reinsurance reserve credits; under GAAP, the reserves for interest sensitive life and annuity products are equal to the fund value, and the reserve for long duration participating contracts is the net level premium reserve calculated using the dividend fund interest rate and the mortality rates guaranteed in calculating cash surrender values. GAAP reserves are reported gross of reinsurance reserve credits.



     - No provision is made for deferred income taxes; under GAAP, deferred income taxes result from temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements.


     - An interest maintenance reserve ("IMR") is established as a liability to capture realized investment gains and losses, net of tax, on the sale of fixed maturities and mortgage loans resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold; under GAAP, no such reserve is required.

     - An asset valuation reserve ("AVR"), based upon a formula prescribed by the NAIC, is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited to surplus; under GAAP, no such reserve is required.

     - Bonds and redeemable preferred stocks in good standing are generally carried at amortized cost; under GAAP, bonds and redeemable preferred stocks which are classified as available for sale are carried at fair value and the related change in unrealized gains and losses, net of related deferred taxes and an adjustment for deferred policy acquisition costs, is reported as a component of other comprehensive income in equity.

     - Certain assets designated as "non-admitted," are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet, net of appropriate valuation allowances.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     - Pension expense for qualified defined pension plans is recognized when pension contributions are deductible for federal income tax purposes; under GAAP, pension expense for such plans is recognized as incurred over the service lives of employees participating in the plans.

     - Postretirement benefits are accrued at the time employees are vested or retire; under GAAP, an obligation for such benefits is accrued over the service period for all eligible employees.


     - Subsidiaries are not consolidated for statutory reporting purposes; under GAAP, all entities in which a company has control and a majority economic interest are consolidated.


     - Surplus notes are reported as surplus for statutory purposes and as debt for GAAP.


     - Certain reinsurance agreements recognized as reinsurance for statutory purposes are accounted for as financing transactions under GAAP.


     - Methods used for calculating real estate and mortgage loan values and real estate depreciation under statutory reporting are different from those used for GAAP.

     - Cash equivalents are defined as all highly liquid debt securities with original maturities of twelve months or less; under GAAP, cash equivalents are defined as short-term, highly liquid investments that generally have original maturities of three months or less.

     The following is a description of the Company's principal statutory accounting policies:

  a. Premiums and Insurance Expenses

     Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.

     The costs of acquiring new business, primarily commissions, underwriting, agency and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.

  b. Investments

     Bonds are stated at amortized cost, except those bonds not in good standing, which are carried at NAIC-designated values, which approximate fair value. Loan-backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Redeemable preferred stocks are carried principally at cost except for those securities in or near default, which are carried at fair value. Common stocks are carried at fair value, except investments in subsidiaries, which are generally carried on the equity basis. Policy loans are carried at their unpaid principal balances. Short-term investments are carried at amortized cost and consist of securities with original maturities of twelve months or less.

     Mortgage loans other than those in process of foreclosure are carried at their unpaid principal balances adjusted for unamortized premium or discount. Real estate owned for investment is carried at depreciated cost, less encumbrances ($1.1 million in 1997 and $1.9 million in 1996). Cable television, oil and gas, and real estate joint ventures and limited partnerships are included in Other Invested Assets and are carried principally at their equity value. Other investments are generally carried at cost.

     Real estate acquired through foreclosure is carried at the lower of cost, less accumulated depreciation and encumbrances, if any, or estimated fair value at the time of foreclosure. There were no encumbrances at December 31, 1997 or 1996. Mortgage loans in process of foreclosure are carried at the lower of the carrying

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

value at the time of foreclosure or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

     The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures and limited partnerships in real estate, mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1997 and 1996, the Company's investment valuation reserve was $140 million and $90 million, respectively.

     Realized capital gains and losses on sales of investments are determined on the basis of specific identification. Unrealized capital gains and losses are recorded directly to surplus. Investment income is recognized as earned. Investment income earned includes the amortization of premium and accretion of discount relative to bonds acquired at other than their par value and excludes certain overdue due and accrued interest income.

  c. Interest Maintenance Reserve and Asset Valuation Reserve

     Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the IMR. These amounts are amortized into net income over the years remaining to expected maturity of the assets sold.


     The AVR is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in changes in the AVR, which are recorded directly to surplus.


  d. Policy Reserves

     Policy reserves for life insurance, annuities, and supplemental benefits are computed by using prescribed statutory interest rates and mortality factors. Reserves computed by a modified commissioners' reserve valuation method represent approximately 77 percent and 76 percent of gross life insurance reserves at December 31, 1997 and 1996, respectively.

     Reserves for life insurance were principally determined by using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and the American Experience Tables and assumed interest rates ranging from 2.25 percent to 7 percent. Reserves for individual and group annuity mortality tables have assumed interest rates ranging from 2.25 percent to 9.5 percent.

     Policy claims in process of settlement include provisions for payments to be made on reported claims and on claims incurred but not reported.

  e. Investments in Unconsolidated Subsidiaries

     The Company's subsidiaries are not consolidated. The subsidiaries are carried principally on the statutory equity basis. Changes in the Company's equity in subsidiaries are included in unrealized capital gains and losses. Dividends from subsidiaries are recognized as investment income when declared.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

  f. Policyholder Dividends

     Dividends to policyholders are determined annually by the Board of Trustees.

  g. Non-admitted Assets

     Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the statements of admitted assets, liabilities and surplus.

  h. Separate Account Assets and Liabilities

     Separate account assets and liabilities represent primarily segregated funds administered and invested by the Company for the benefit of certain contractholders. Approximately 99 percent of these assets consist of securities reported at market value and 1 percent consist of fixed maturity securities carried at amortized cost. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.

  i. Depreciation

     The Company uses the constant-yield method of depreciation for substantially all investments in real estate, real estate joint ventures and cable television limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight-line method. Real estate assets and improvements are generally depreciated over ten to forty year periods and leasehold improvements are depreciated over the lives of the leases. Depreciation expense related to wholly owned investments in real estate was $30.8 million and $39.1 million in 1997 and 1996, respectively; accumulated depreciation was $191.7 million and $213.6 million at December 31, 1997 and 1996, respectively.

  j. Special Surplus Funds

     Special surplus funds consist primarily of amounts required by the Insurance Department of the State of New York to be assigned as surplus funds for group insurance and aviation reinsurance.

  k. Cash Flows

     Short-term investments are characterized as cash equivalents for purposes of the statements of cash flows.

     Certain amounts for 1996 have been reclassified to conform to the 1997 presentation.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

4.  FIXED MATURITY SECURITIES:

  Fixed Maturity Securities by Investment Type:

     The amortized cost and estimated fair value (see Note 9) of fixed maturity securities which include short-term investments, bonds and redeemable preferred stocks as of December 31, 1997 and December 31, 1996 are as follows:


                                                                   GROSS            GROSS
                                             AMORTIZED          UNREALIZED       UNREALIZED          ESTIMATED
                                               COST                GAINS           LOSSES           FAIR VALUE
                                        -------------------   ---------------   -------------   -------------------
                                          1997       1996      1997     1996    1997    1996      1997       1996
                                        --------   --------   ------   ------   -----   -----   --------   --------
                                                                       (IN MILLIONS)
U.S. Treasury securities and
  obligations of U.S. government
  agencies............................  $  125.5   $  201.3   $  2.3   $  1.5   $ 0.1   $ 0.5   $  127.7   $  202.3
Collateralized mortgage obligations:
  Government agency-backed............     275.2      253.1      4.5      1.4     0.2     3.6      279.5      250.9
  Non-agency backed...................      77.9       66.0      2.4      1.3     0.0     0.1       80.3       67.2
Other asset-backed securities:
  Government agency-backed............      67.9       68.6      1.2      1.0     0.2     0.9       68.9       68.7
  Non-agency backed...................     381.0      295.9     15.3      7.7     0.2     1.4      396.1      302.2
Foreign governments...................       0.0        4.5      0.0      0.1     0.0     0.0        0.0        4.6
Public utilities......................     596.5      501.5     27.5     17.2     3.2     3.9      620.8      514.8
Affiliates............................       0.0        5.8      0.0      0.0     0.0     0.0        0.0        5.8
Corporate bonds.......................   3,176.9    2,931.9    122.6     74.8     6.5    23.7    3,293.0    2,983.0
                                        --------   --------   ------   ------   -----   -----   --------   --------
  Total bonds.........................   4,700.9    4,328.6    175.8    105.0    10.4    34.1    4,866.3    4,399.5
Redeemable preferred stock............       7.9        2.1      0.1      0.0     0.6     0.4        7.4        1.7
Commercial paper......................     178.3      137.8      0.0      0.0     0.0     0.0      178.3      137.8
                                        --------   --------   ------   ------   -----   -----   --------   --------
  Total...............................  $4,887.1   $4,468.5   $175.9   $105.0   $11.0   $34.5   $5,052.0   $4,539.0
                                        ========   ========   ======   ======   =====   =====   ========   ========


     Amortized cost represents the principal amount of fixed maturity securities adjusted by unamortized premium or discount and reduced by writedowns of $4.7 million and $16.6 million for bonds at December 31, 1997 and 1996, respectively, as required by the NAIC for securities which are in or near default. There were no writedowns for redeemable preferred stocks at December 31, 1997 and 1996.

     At December 31, 1997, 77.9% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.

  Maturities of Fixed Maturity Securities:

     The amortized cost of fixed maturity securities and estimated fair value by maturity as of December 31, 1997 are summarized as follows:

                                                                                ESTIMATED
                                                                  AMORTIZED       FAIR
                                                                    COST          VALUE
                                                                  ---------     ---------
                                                                       (IN MILLIONS)
        Due in one year or less................................   $  213.8       $  213.7
        Due after one year through five years..................      951.1          976.5
        Due after five years through ten years.................    2,183.0        2,263.0
        Due after ten years....................................    1,539.2        1,598.8
                                                                  --------       --------
                                                                  $4,887.1       $5,052.0
                                                                  ========       ========

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

4.  FIXED MATURITY SECURITIES (CONTINUED):

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     Proceeds from sales of investments in bonds and redeemable preferred stocks during 1997 and 1996 were $193.7 million and $173.8 million, respectively. Gross gains of $1.8 million in 1997 and $3.8 million in 1996, and gross losses of $6.3 million in 1997 and $4.0 million in 1996 were realized on these sales.


     There were no non-income producing bonds and redeemable preferred stocks for the twelve months preceding December 31, 1997. The carrying values of bonds and redeemable preferred stocks which were non-income producing for the twelve months preceding December 31, 1996 were $5.6 million.

5.  COMMON STOCKS:


     Common stocks include marketable equity securities carried at market values of $185.3 million and $160.7 million at December 31, 1997 and 1996, respectively, and non-marketable equity investments carried at estimated fair value of $147.1 million and $140.1 million at December 31, 1997 and 1996, respectively. The cost of the marketable equity securities was $171.9 million and $142.2 million at December 31, 1997 and 1996 respectively. At December 31, 1997 and 1996, gross unrealized gains were $25.5 million and $23.6 million, respectively, and gross unrealized losses were $12.1 million and $5.1 million, respectively, for marketable equity securities.


     Proceeds from sales of investments in common stocks during 1997 and 1996 were $233.1 million and $164.7 million, respectively. Gross gains of $43.7 million in 1997 and $35.0 million in 1996, and gross losses of $4.7 million in 1997 and $8.7 million in 1996 were realized on these sales.

6.  SUBSIDIARY COMPANIES:

     At December 31, 1997 and 1996, the Company's investments in subsidiaries, all of which are wholly-owned, consisted of the following:

                                                                      1997       1996
                                                                     ------     ------
                                                                       (IN MILLIONS)
        MONY Life Insurance Company of America.....................  $133.2     $121.8
        Other subsidiaries.........................................    83.2       49.0
                                                                     ------     ------
                                                                     $216.4     $170.8
                                                                     ======     ======

     At December 31, 1997, MONY Life Insurance Company of America ("MONY America") had assets of $5.0 billion; including bonds ($1,075 million), mortgage loans ($135 million) and separate account assets ($3.6 billion); and liabilities of $4.8 billion, primarily life insurance and annuity reserves ($1.2 billion) and separate account liabilities ($3.6 billion). Capital and surplus of MONY America was $133.2 million as of December 31, 1997. In 1997 and 1996, total revenues of MONY America were $898.4 million and $844.0 million, benefits and expenses were $867.7 million and $819.8 million and net income, including realized capital losses, was $9.7 million and $8.0 million, respectively.

     During 1997 and 1996, the Company made aggregate capital contributions of $15.8 million and $24.5 million to MONY Credit Corporation and $0.4 million and $3.2 million, respectively, to other subsidiaries. The Company also received aggregate capital distributions of $3.6 million in 1997 from its subsidiaries.

     During 1997, the Company purchased $64.1 million of commercial mortgages (plus accrued interest) and $5.0 million of bonds (plus accrued interest) from MONY Funding, Inc. ("MONY Funding"), a wholly

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

6.  SUBSIDIARY COMPANIES (CONTINUED):

owned subsidiary of the Company. In 1996, the Company purchased $44.2 million of commercial mortgages (plus accrued interest) from MONY Funding. The cash proceeds from the mortgage and bond purchases in 1997 and 1996 were used by MONY Funding to pay off Eurobond debt obligations due in 1997 and 1996.


     In 1997 the New York City Industrial Development Agency ("the NY IDA") issued bonds for the benefit of the Company in the total amount of $16.0 million related to the Company's consolidation of site locations to New York City. Debt service under the bonds is funded by lease payments by the Company to the NY IDA, bond trustee, for the benefit of the bondholder, MONY America (See Note
19).



     The Company and MONY America are parties to an agreement dated February 28, 1995 whereby the Company agrees to reimburse MONY America to the extent that MONY America's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75 percent of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company made payments to MONY America totaling $0.1 million in both 1997 and 1996.


     In February 1997, the Company ceased the operations of its subsidiaries, ARES, Inc. and ARES Realty Capital (collectively "ARES"). ARES provided asset management and property management services for the Company's real estate and mortgage assets, as well as for third parties. The Company's management agreement with ARES provided for payment by the Company for ARES's services based upon third party commercial standards.

     The Company has service agreements with certain subsidiaries to provide personnel services, facilities, supplies and equipment as shall reasonably be necessary to conduct business. These agreements provide for reimbursement of actual costs and are subject to cancellation upon written notice by either party.

     The Company has an investment advisory agreement with its subsidiary, MONY America, with respect to the investment and management of its assets. The agreement provides for scheduled fees for actual cost reimbursements and may be terminated by either party upon written notice.

7.  MORTGAGE LOANS AND REAL ESTATE:

     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income-producing properties. As of December 31, 1997, $410.2 million of mortgage loans have terms that require amortization, and $1,026.1 million of mortgage loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $12.7 million at December 31, 1997 and $14.7 million at December 31, 1996. Properties acquired through foreclosure during the year amounted to $14.4 million and $20.5 million in 1997 and 1996, respectively.

     The Company has performing restructured mortgage loans of $250.0 million as of December 31, 1997 and $244.1 million as of December 31, 1996. The new terms typically defer a portion of contract interest payments to future periods. Interest is recognized in income based on the modified rate of the loan. Deferred interest, which is the difference between the original contractual rate and the modified rate, is excluded from income. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $23.6 million in 1997 and $22.8 million in 1996. Gross interest income recognized in net income for the period from these loans was approximately $17.6 million in 1997 and $16.4 million in 1996. There are no commitments to lend additional funds to any debtor involved in a restructuring.

     At December 31, 1997 and 1996, the carrying values of mortgage loans which were non-income producing for the twelve months preceding such dates were $26.1 million and $33.5 million, respectively.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

7.  MORTGAGE LOANS AND REAL ESTATE (CONTINUED):

     At December 31, 1997 and 1996, the carrying value of real estate which was non-income producing for the twelve months preceding such dates was $52.8 million and $55.2 million, respectively.

8.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES):

     Net investment income for the years ended December 31, 1997 and 1996 was derived from the following sources:


                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    NET INVESTMENT INCOME
    -------------------------------------------------------------------
    Bonds and redeemable preferred stock...............................  $346.1     $315.9
    Mortgage loans.....................................................   128.0      137.1
    Policy loans.......................................................    78.7       77.5
    Common stock.......................................................    59.6       60.5
    Other (including cash & short-term investments)....................    39.3       39.1
    Real estate........................................................    31.0       58.0
                                                                         ------     ------
              Total investment income..................................   682.7      688.1
    Investment expenses................................................    38.3       48.0
                                                                         ------     ------
              Net investment income....................................  $644.4     $640.1
                                                                         ======     ======


     Net realized capital gains (losses) on investments for the years ended December 31, 1997 and 1996 are summarized as follows:


                                                                          1997       1996
                                                                         ------     ------
                                                                          ($ IN MILLIONS)
    REALIZED CAPITAL GAINS (LOSSES)
    -------------------------------------------------------------------
    Common stock.......................................................  $ 38.7     $ 21.9
    Real estate........................................................    26.6       (2.0)
    Bonds and redeemable preferred stock...............................    (5.4)      (8.0)
    Cable partnerships and other investments...........................    (4.3)       9.5
    Mortgage loans.....................................................    (3.6)       3.3
                                                                         ------     ------
                                                                           52.0       24.7
    Taxes..............................................................   (50.6)     (38.9)
    Transferred to IMR, net of taxes...................................    (5.8)      (5.3)
                                                                         ------     ------
              Net realized capital losses..............................  $ (4.4)    $(19.5)
                                                                         ======     ======


     During 1997 and 1996, realized capital gains resulting from changes in interest rates on bonds and redeemable preferred stocks of $5.8 million (net of $3.1 million tax) and $5.3 million (net of $2.8 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.

     The Company had net unrealized gains of $44.0 million and $34.2 million in 1997 and 1996. The 1997 and 1996 unrealized gains and losses include writedowns of approximately $3.0 million and $11 million,

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

8.  INVESTMENT INCOME, REALIZED AND UNREALIZED CAPITAL GAINS (LOSSES)
(CONTINUED):

respectively, on real estate acquired through foreclosure and mortgage loans in process of foreclosure. These gains and losses are detailed by asset type in the table below:

                                                                           1997      1996
                                                                           -----     -----
                                                                            (IN MILLIONS)
    UNREALIZED CAPITAL GAINS (LOSSES)
    ---------------------------------------------------------------------
    Bonds and redeemable preferred stock.................................  $11.9     $17.7
    Common stock.........................................................   (4.2)     21.0
    Mortgage loans.......................................................    (.6)     (8.4)
    Real estate..........................................................     .5      (2.6)
    Subsidiary companies.................................................   33.7       7.6
    Other investments....................................................    2.7      (1.1)
                                                                           -----     -----
              Total net unrealized capital gains.........................  $44.0     $34.2
                                                                           =====     =====

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of mortgage loans, unaffiliated equity securities, cash, short-term investments, separate account assets and liabilities, investment-type contracts and short-term notes payable approximate their carrying amounts. The carrying values of bonds and redeemable preferred stocks were $4,708.8 million and $4,330.7 million at December 31, 1997 and 1996, respectively. The estimated fair values of bonds and redeemable preferred stocks were $4,873.7 million and $4,401.2 million at December 31, 1997 and 1996, respectively.

     The calculations of estimated fair values involve considerable judgment. Accordingly, these estimates of fair value are not necessarily indicative of the values that could be negotiated in an actual sale.

     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:

  Bonds and redeemable preferred stocks (See Note 4)

     The estimated fair values of bonds and redeemable preferred stocks are based upon quoted market prices, where available. The fair values of bonds and redeemable preferred stocks not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgage loans in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

  Separate account assets and liabilities

     The estimated fair value of assets held in separate accounts is based principally on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, net of surrender charges.

  Investment-type contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate.

10.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were $35.0 million of loaned securities as of December 31, 1997. There were no loaned securities at December 31, 1996. The minimum collateral on securities loaned is 102 percent of the market value of loaned securities. Such securities are marked to market on a daily basis, adjusting required collateral values accordingly.

  Concentration of Credit Risk:

     At December 31, 1997 and 1996, the Company had no single investment or series of investments with a single issuer (excluding U.S. Government Agency securities) exceeding 2.1 percent and 3.9 percent, respectively, of total cash and invested assets.


     The bond portfolio is diversified by industry type. The industries that comprise 10 percent or more of the carrying value of the bond portfolio at December 31, 1997 are: Other Manufacturing of $671.6 million (14.2 percent), Public Utilities of $596.5 million (12.7 percent), Consumer Goods and Services of $477.4 million (10.2 percent), and Government and Agencies of $468.6 million (10.0 percent). At December 31, 1996, the industries comprising 10 percent or more of the bond portfolio carrying value were: Financial Services of $640.2 million (14.8 percent), Government and Agencies of $527.5 million (12.2 percent), Other Manufacturing of $524.0 million (12.1 percent), Public Utilities of $501.5 million (11.6 percent), and Consumer Goods and Services of $436.3 million (10.1 percent).


     Below investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. The Company held below investment grade bonds of $218.4 million and $290.2 million at December 31, 1997 and 1996, respectively. Of these bonds, $175.1 million and $239.6 million, respectively, were in category 3, which is considered to be medium quality by the NAIC.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

10.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK (CONTINUED):

     The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1997 and 1996 are as follows:

                                                         1997                  1996
                                                   -----------------     -----------------
                                                      $          %          $          %
                                                   -------     -----     -------     -----
                                                               ($ IN MILLIONS)
        GEOGRAPHIC REGION
        -----------------------------------------
        Southeast................................    704.9      25.2       794.2      24.7
        Northeast................................    611.5      21.9       598.3      18.6
        Mountain.................................    517.6      18.5       538.6      16.8
        West.....................................    379.1      13.6       583.3      18.2
        Southwest................................    291.8      10.4       339.6      10.6
        Midwest..................................    291.1      10.4       356.3      11.1
                                                   -------     -----     -------     -----
                  Total..........................  2,796.0     100.0     3,210.3     100.0
                                                   =======     =====     =======     =====


     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1997 are: New York, $350.0 million (12.5 percent); California, $284.4 million (10.2 percent); Arizona, $272.0 million (9.7 percent); Texas, $235.6 million (8.4 percent); Florida, $202.9 million (7.3 percent); Illinois, $164.0 million (5.9 percent); Georgia, $162.4 million (5.8 percent); and Colorado, $141.7 million (5.1 percent).



     Approximately 53 percent of the Company's real estate and mortgage portfolios are invested in office building properties. As of December 31, 1997 and 1996, the real estate and mortgage loan portfolio was also diversified as follows:



                                                         1997                  1996
                                                   -----------------     -----------------
                                                      $          %          $          %
                                                   -------     -----     -------     -----
                                                               ($ IN MILLIONS)
        TYPE
        -----------------------------------------
        Office buildings.........................  1,484.2      53.1     1,704.8      53.1
        Agricultural.............................    421.0      15.1       413.5      12.9
        Retail...................................    361.3      12.9       415.4      13.0
        Hotel....................................    249.9       8.9       270.0       8.4
        Industrial...............................    106.3       3.8       177.0       5.5
        Other....................................    103.8       3.7       132.6       4.1
        Apartment buildings......................     69.5       2.5        97.0       3.0
                                                   -------     -----     -------     -----
                  Total..........................  2,796.0     100.0     3,210.3     100.0
                                                   =======     =====     =======     =====

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

11.  RESERVES:

     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1997 were as follows:


                                                                         ($ IN MILLIONS)
        Not subject to discretionary withdrawal provision............        $  866.7
        Subject to discretionary withdrawal -- with adjustment:
             -  with market value adjustment.........................           256.7
             -  at book value less surrender charges 5 percent or
                more.................................................            34.1
             -  at market value......................................         1,355.2
                                                                             --------
                       Subtotal......................................         1,646.0
        Subject to discretionary withdrawal -- without adjustment:
             -  at book value (minimal or no charge or adjustment)...           815.1
                                                                             --------
                       Total annuity actuarial reserves and deposit
                         liabilities (gross).........................         3,327.8
                  Less: Reinsurance..................................           145.7
                                                                             --------
                       Total annuity actuarial reserves and deposit
                         liabilities (net)...........................        $3,182.1
                                                                             ========



     The amounts shown above are included in the Company's statement of admitted assets, liabilities and surplus as life insurance and annuity reserves ($1.4 billion) and separate account liabilities ($1.8 billion).


12.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     The total amount of reinsured life insurance in force on this basis was $6.8 billion and $7.0 billion at December 31, 1997 and 1996, respectively. Premiums ceded under these contracts were $36.0 million and $35.1 million; benefit payments recovered were approximately $25.0 million and $31.5 million; policy reserve credits recorded were $30.6 million and $30.9 million; and recoverable amounts on paid and unpaid losses were $5.9 million and $10.5 million in 1997 and 1996, respectively.

     The Company reinsured certain whole life and endowment contracts issued through 1974 under an agreement which combines the modified coinsurance and the coinsurance bases. Reserves subject to this agreement were $919 million in 1997 and $936 million in 1996, for which the Company recorded policy reserve credits of $44.0 million in 1997 and 1996. Premiums ceded under this contract were $17.8 million in 1997 and $22.3 million in 1996. The reinsurer is required to reimburse the Company for its share of dividends paid on participating policies under a formula based on the relationship between actual dividends and the Company's general account earnings rate, which will in most instances result in a payment equal to the reinsurer's percentage share of the Company's actual dividends. The Company holds the entire dividend liability as a modified coinsurance liability. In view of the fact that these reimbursements will not in all instances equal the reinsurer's share of the Company's actual dividends, the Company considers all dividend reimbursements as miscellaneous income.

     The Company also reinsured certain other whole life and endowment contracts issued through 1974 under an agreement which combines the modified coinsurance and the coinsurance bases. Reserves subject to this agreement were $750 million in 1997 and $764 million in 1996, for which the Company recorded policy reserve credits of $34.2 million in 1997 and 1996. Premiums ceded under this contract were $16.2 million in

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

12.  REINSURANCE (CONTINUED):

1997 and $19.9 million in 1996. The reinsurer is required to reimburse the Company for its share of dividends paid on participating policies under a formula based on the relationship between actual dividends and the Company's general account earnings rate, which will in most instances result in a payment equal to the reinsurer's percentage share of the Company's actual dividends. The reinsurer coinsures $16 million of the Company's dividend liability with the balance of the dividend liability subject to a modified coinsurance arrangement. In view of the fact that these reimbursements will not in all instances equal the reinsurer's share of the Company's actual dividends, the Company records dividend reimbursements for which it has a coinsurance credit as dividends received with the remainder accounted for as miscellaneous income.

     The Company has coinsured a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities. The total ceded reserves and claims liabilities under these agreements were $42.3 million and $44.6 million at December 31, 1997 and 1996, respectively.

     During 1994, the Company entered into an agreement to reinsure approximately 50% of its block of paid-up life insurance policies. The Company transferred assets equal to the total liabilities ceded into a segregated portfolio within its general account to secure benefit payments from the reinsurer and established a funds held liability to the reinsurer for a corresponding amount. Reserves ceded under this agreement were $90.6 million and $96.9 million at December 31, 1997 and 1996, respectively.


     Prior to December 31, 1997, the Company had reinsured approximately 60 percent of its net retained individual disability ("DI") business under an agreement that was novated on December 31, 1997. Ceded premiums under this agreement were $43.6 million and $44.3 million during 1997 and 1996, respectively. The ceded reserves and claims liabilities were $219.4 million prior to novation on December 31, 1997, and $201.8 million at December 31, 1996.



     As of December 31, 1997, the in force block of DI policies has been 100 percent reinsured. Under the terms of this agreement, the reinsurer assumed the treaty liabilities of the novated agreement discussed in the preceding paragraph and additional liabilities of $153.4 million as of December 31, 1997; therefore, total ceded reserves, claim and dividend liabilities at December 31, 1997 were $372.8. The Company's statutory surplus increased by $21.2 million, net of tax, as a result of this agreement and the novation discussed in the preceding paragraph.


     The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

13.  GROUP PENSION BUSINESS:

     On December 31, 1993, the Company entered into an agreement with AEGON USA, Inc. ("AEGON") under which the Company agreed to sell substantially all of its group pension business, including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA Life"). The sale (the "Group Pension Transaction") was accomplished through the transfer of $6.3 billion in group pension assets and liabilities, including $2.7 billion of general account assets and $3.6 billion of separate account assets. AUSA Life also acquired the corporate infrastructure supporting the group pension business, including personnel, data processing systems, facilities and regional offices. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA Life will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

13.  GROUP PENSION BUSINESS (CONTINUED):

     Effective with the agreement, AUSA Life reinsured, on an indemnity reinsurance basis, the contract liabilities funded by such general account assets. AUSA Life agreed to reinsure such general and separate account liabilities on an assumption reinsurance basis upon the consent of general account contractholders to assumption of their contracts. Substantially all of the contractholders elected assumption reinsurance.

     In connection with the Group Pension Transaction, on December 31, 1993, the Company made a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A notes and $50 million face amount of Series B notes ("the Notes"). The Series A notes pay interest at 6.44 percent per annum and the Series B notes pay interest at 6.24 percent per annum. Both the Series A and Series B notes mature on December 31, 2002.

     In addition to interest payments on the Notes, the Company has the right to receive certain payments based on the profits of the transferred business in force on the transaction date, a future payment tied to the determination of the value of the transferred business at the maturity date of the Notes, and a potential payment based on new business growth. Net operating losses, if any, on the transferred business for any year are carried forward to reduce profit payments in subsequent years. Any deficit remaining at the end of the nine-year term of the Notes may only be applied to reduce the final value of the business transferred and the principal amount of any outstanding Series A notes. For the years ended December 31, 1997 and 1996, the Company earned $51.5 million and $65.9 million, respectively, based upon the profits of the transferred group pension business and reflected these amounts in Commission and Expense Allowance on Reinsurance Ceded on the Company's statements of operations.


     From 1994 through 1996, the Company reinvested an aggregate of $169 million of the aforementioned profits and interest in additional Series A notes (the "Additional Notes") with a face amount equal to the amount reinvested. The interest on the Additional Notes was 1 percent above the two-year U.S. Treasury rate in effect at the time of their issuance. AUSA Life redeemed all of the Additional Notes at face value during 1997.


     The Company held $150 million face amount of Series A notes and $50 million face amount of Series B notes at December 31, 1997.

14.  NOTES PAYABLE:


     During 1997, the Company retired a remaining outstanding liability for borrowed money related to a floating rate note issued by a trust which qualified as a REMIC (Real Estate Mortgage Investment Conduit) under Section 860 of the Internal Revenue Code. The remaining floating rate note issued by the trust matured on September 25, 1997. The interest rate on the note issued by the trust ranged from 5.69 percent to 6.00 percent during 1997 and 5.56 percent to 6.07 percent in 1996. Interest expense incurred was $0.8 million in 1997 and $3.3 million in 1996. Mortgage assets of the Company were previously pledged as collateral for the trust. The Company had accounted for the trust which qualified as a REMIC by consolidating the trust's mortgages and debt.


15.  SURPLUS NOTES:


     In 1994, the Company completed the sale of $125 million 30-year surplus notes ("the Surplus Notes") which generated net proceeds of $70 million after a discount of 42.146 percent from the principal amount payable at maturity and issuance expenses of approximately $2.3 million. The $70 million of net proceeds has increased the Company's surplus by a corresponding amount.The Company has made no charge against its surplus for the accretion of discount on the Surplus Notes as prescribed by the Insurance Department of the State of New York. Interest on the Surplus Notes is scheduled to be paid on February 15 and August 15 of

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

15.  SURPLUS NOTES (CONTINUED):

each year, commencing February 15, 2000, at a rate of 11.25 percent per annum. Each accrual and payment of interest on the Surplus Notes may only be made with the prior approval of the New York State Superintendent of Insurance.


     As discussed in Note 2, under the terms of the Investment Agreement, the Investors purchased the MONY Notes from the Company with an aggregate principal amount of $115 million. The MONY Notes generated net proceeds of $111.4 million after issuance expenses of $3.6 million. The MONY Notes bear interest at the stated rate of 9.5 percent per annum and mature on December 30, 2012. Interest on the MONY Notes is payable semi-annually and principal is payable at maturity. Each accrual and payment of interest on the MONY Notes may only be made with the prior approval of the New York State Superintendent of Insurance.

16.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with its life and non-life subsidiaries. The allocation of federal income taxes is based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany tax balances are settled annually in the fourth quarter.

     The Company's federal income tax returns for years through 1991 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

     Pre-tax operating gains and pre-tax operating losses, as reported in the accompanying statements of operations, differ from the taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, the taxable portion of the Company's surplus (as applicable to mutual life insurers), depreciation expense and related recapture, capital gains deferred to the IMR, and equity in partnerships and joint ventures.

17.  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS:

  Employee and Field Underwriter Retirement Plans

     The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and (b) effective January 1, 1994, defined contribution accruals based on a Company matching contribution equal to 100 percent of the Company employee's elective deferrals under the incentive savings plan for employees up to 3 percent of the employee's eligible compensation and an additional 2 percent of eligible compensation for each active participant. The Company's funding and accounting policies are to contribute annually the maximum amount that can be deducted for federal income taxes and to charge expenses in the year in which the contributions are made. No contributions were made in the current year or prior year because the plan was subject to the full funding limitation under Section 412 of the Internal Revenue Code. At December 31, 1996, the most recent actuarial valuation date, the plan's accumulated benefit obligation, determined in accordance with Statements of Financial Accounting Standards and based on an assumed settlement rate of 7.50 percent, was $276.2 million including vested benefits of $274.4 million. The fair value of Plan assets as of December 31, 1996 was $393.4 million.

     The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5 percent of earnings plus an additional 2 percent of such earnings in

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

17.  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (CONTINUED):

excess of the social security wage base are made each year. In addition, after-tax voluntary field underwriter contributions of up to 10 percent of earnings are allowed. At December 31, 1996, the latest actuarial valuation date, the fair value of plan assets was $191.1 million. For the years ended December 31, 1997 and 1996, the Company contributed $3.3 million and $3.7 million to the plan, respectively.


     The Company sponsors a non-qualified defined benefit pension plan, which provides benefits in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account. The amounts accrued by the Company for this plan, based on an assumed 7.50 percent average interest rate for 1997 and 7.42 percent weighted average interest rate for 1996 were $38.2 million and $36.9 million in 1997 and 1996, respectively. The Company also maintains various non-qualified excess defined contribution plans for field underwriters and key employees. The amounts accrued for these various plans were $80.2 million and $67.5 million in 1997 and 1996, respectively.


  Deferred Compensation Plans


     The Company has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2 percent of eligible compensation, as defined, and may also make an additional profit sharing contribution for non-officer employees. The Company made employer contributions of $2.4 million and $2.5 million to these plans in 1997 and 1996, respectively. In addition, the Company has two compensation plans for key employees that allow deferral of current compensation, as allowed by New York Insurance Law.


  Postretirement Benefits Other than Pensions

     The Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees and field underwriters. The Company accrues the estimated employee cost of retiree benefit payments for current retirees and fully vested employees and field underwriters by estimating the actuarial present value of benefits expected to be paid after retirement.

     At December 31, 1997 and 1996, the unamortized portion of the postretirement benefit transition obligation established at December 31, 1992, was approximately $54.0 million and $57.6 million, respectively. The Company amortizes this transition obligation over a period of twenty years. The amount of transition obligation amortized approximated $3.6 million during 1997 and 1996. The total cost to provide life insurance and health benefits for fully vested and retired employees and field underwriters, including the expense described above, was $11.2 million in 1997 and $10.6 million in 1996.


     At December 31, 1997, the unfunded postretirement benefit obligation for retirees and fully vested employees was $91.8 million, with $25.9 million included in Other Liabilities. At December 31, 1996, the unfunded postretirement benefit obligation for retirees and fully vested employees was $76.3 million, with $21.4 million included in Other Liabilities. The discount rate used in determining the accumulated postretirement benefit obligation was 6.75 percent and 7.50 percent in 1997 and 1996, respectively, and the health care cost trend rate was 11.0 percent graded to 6.0 percent by 2010 for 1997 and 1996.


     The health care cost trend rate assumption has an effect on the amounts reported. To illustrate, an increase in the assumed health care cost trend rates of one percentage point in each year would increase the estimated postretirement benefit obligation as of December 31, 1997 by $0.8 million and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1997 by $0.1 million.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

18.  COMMITMENTS AND CONTINGENCIES:

  Commitments:

     The Company maintains lines of credit with domestic banks totaling $100 million. The Company intends to renew the line of credit on June 30, 1998, the next scheduled renewal date. The Company has not borrowed against its credit lines since 1982.

     At December 31, 1997 the Company had commitments to issue $29.1 million of fixed rate farm loans with interest rates ranging from 7.45 percent to 8.0 percent and terms based on rate reset dates of 1 to 10 years. The Company also committed to $36.4 million of commercial loan investments with interest rates ranging from 7.23 percent to 8.17 percent and terms of 5 to 15 years. There were $41.0 million outstanding bond commitments as of December 31, 1997.

  Contingencies:

     The Company has guaranteed to certain states that the surplus of MONY America will be maintained at amounts at least equal to the minimum surplus required for admission to those states.

     At December 31, 1997, the Company has guaranteed $34 million related to real estate held by unrelated investors.

     In late 1995 and during 1996, a number of purported class actions were commenced in various state and federal courts against the Company and MONY America ("the Companies") alleging that the Companies engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies during the period 1980 to the present. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e. breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). The Companies have answered the complaints in each action (except for one being voluntarily held in abeyance), have denied any wrongdoing, and have asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination, had an ownership interest in a whole or universal life insurance policy issued by the Companies and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Companies filed a motion to dismiss or, alternatively, motion for summary judgment on all counts of the complaint.

     The Massachusetts District Court in the Multidistrict Litigation has entered an order recognizing the Goshen case as the lead case and essentially holding all of the federal cases in abeyance pending the action of the Goshen case. Consequently, all other putative class actions have been either consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Companies' motion for summary judgment and dismissed all claims filed in the Goshen case against the Companies. The order by the New York State Supreme Court has been appealed to the Appellate Division by plaintiffs and all actions before the United States District Court for the District of Massachusetts are still pending.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts. During 1996, litigation settlements of $12.6 million related to prior years' events were charged directly to surplus.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

18.  COMMITMENTS AND CONTINGENCIES (CONTINUED):

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at December 31, 1997, resulting from the resolution of these matters will not have a material adverse effect on the Company's statutory surplus or results of operations.


     In 1994, the Company reached an agreement for the transfer of the management of its information systems operations to Computer Sciences Corporation ("CSC"). Under the terms of this agreement, CSC agreed to operate, manage and enhance the Company's information systems operations. In 1997, the Company and CSC mutually agreed to terminate all agreements between them. In connection with the termination, the Company paid $21.2 million to CSC.


     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the Company's statutory surplus or results of operations.

19.  LEASES:


     The Company has entered into various operating and capital lease agreements for office space and furniture and equipment, including a 17-year capital with the NY IDA (See Note 6). The Company's leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these leases amounted to $22.4 million in 1997 and $21.8 million in 1996.


     The future minimum rental obligations under these leases at December 31, 1997 are as follows:

                                                                           (IN MILLIONS)
                                                                           -------------
        1998.............................................................      $ 17.5
        1999.............................................................        17.7
        2000.............................................................        17.6
        2001.............................................................        16.9
        2002.............................................................        17.5
        Later years......................................................       152.8
                                                                               ------
                  Total..................................................      $240.0
                                                                               ======

20.  YEAR 2000:


     The Year 2000 issue is the result of the widespread use of computer programs written using two digits (rather than four) to define the applicable year. Such programming was a common industry practice designed to avoid the significant costs associated with additional mainframe capacity necessary to accommodate a four-digit year field. As a result, any of the Company's computer systems that have time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a major systems failure or miscalculations. The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 problem will not have a material impact on the operations of the Company. The Company estimates the total cost to resolve its Year 2000 problem to be approximately $18 million.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)

     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves:


INVESTMENT INCOME EARNED:
-------------------------
    U.S. Government bonds............................................................................        12,367
    Other bonds (unaffiliated).......................................................................       327,504
    Bonds of affiliates..............................................................................           125
    Preferred stocks (unaffiliated)..................................................................           115
    Preferred stocks of affiliates...................................................................             0
    Common stocks (unaffiliated).....................................................................        52,707
    Common stocks of affiliates......................................................................         6,915
    Mortgage loans...................................................................................       127,293
    Real estate......................................................................................       170,576
    Premium notes, policy loans and liens............................................................        78,690
    Collateral loans.................................................................................             0
    Cash on hand and on deposit......................................................................           422
    Short-term investments...........................................................................        12,033
    Other invested assets............................................................................        24,796
    Derivative instruments...........................................................................           581
    Aggregate write-ins for investment income........................................................         5,594
                                                                                                         ----------
        Gross investment income......................................................................       819,718
                                                                                                         ==========
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES....................................................     1,011,584
MORTGAGE LOANS -- BOOK VALUE:
-----------------------------
    Farm mortgages...................................................................................       418,694
    Residential mortgages............................................................................         2,551
    Commercial mortgages.............................................................................     1,016,216
                                                                                                         ----------
        Total mortgage loans.........................................................................     1,437,461
                                                                                                         ==========
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
-----------------------------------------
    Good standing....................................................................................     1,174,737
    Good standing with restructured terms............................................................       250,013
    Interest overdue more than three months, not in foreclosure......................................         1,006
    Foreclosure in process...........................................................................        11,705
                                                                                                         ----------
        Total mortgage loans.........................................................................     1,437,461
                                                                                                         ==========
OTHER LONG TERM ASSETS -- STATEMENT VALUE............................................................     1,553,283
COLLATERAL LOANS.....................................................................................             0
BONDS & STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
---------------------------------------------------------------------
    Bonds............................................................................................             0
    Preferred Stocks.................................................................................             0
    Common Stocks....................................................................................       278,836
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
-------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY -- STATEMENT VALUE:
----------------------------------------------------------------
    Due within one year or less......................................................................       324,848
    Over 1 year through 5 years......................................................................     1,468,662
    Over 5 years through 10 years....................................................................     2,191,029
    Over 10 years through 20 years...................................................................       671,627
    Over 20 years....................................................................................       223,051
                                                                                                         ----------
        Total by Maturity............................................................................     4,879,217
                                                                                                         ==========

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)


BONDS AND SHORT-TERM INVESTMENTS BY CLASS -- STATEMENT VALUE:
-------------------------------------------------------------
    Class 1..........................................................................................     2,952,209
    Class 2..........................................................................................     1,708,576
    Class 3..........................................................................................       175,131
    Class 4..........................................................................................        26,759
    Class 5..........................................................................................         6,429
    Class 6..........................................................................................        10,113
                                                                                                         ----------
        Total by Class...............................................................................     4,879,217
                                                                                                         ==========
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PUBLICLY TRADED............................................     2,672,585
TOTAL BONDS AND SHORT-TERM INVESTMENTS -- PRIVATELY TRADED...........................................     2,206,632
PREFERRED STOCKS -- STATEMENT VALUE..................................................................         7,931
COMMON STOCKS -- MARKET VALUE........................................................................       548,803
SHORT-TERM INVESTMENTS -- BOOK VALUE.................................................................       178,308
FINANCIAL OPTIONS OWNED -- STATEMENT VALUE...........................................................             0
FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE............................................             0
FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE....................................................             0
CASH ON HAND AND ON DEPOSIT..........................................................................        33,303
LIFE INSURANCE IN FORCE:
------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    65,622,510
    Credit Life......................................................................................             0
    Group Life.......................................................................................     7,080,781
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY POLICIES................................     3,689,538
LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
------------------------------------------------------------
    Industrial.......................................................................................             0
    Ordinary.........................................................................................    35,416,525
    Credit Life......................................................................................             0
    Group Life.......................................................................................       154,521
SUPPLEMENTARY CONTRACTS IN FORCE:
---------------------------------
    Ordinary -- Not Involving Life Contingencies
        Amount on Deposit............................................................................       174,770
        Income Payable...............................................................................         2,338
    Ordinary -- Involving Life Contingencies
        Income Payable...............................................................................         6,092
    Group -- Not Involving Life Contingencies
        Amount on Deposit............................................................................         2,695
        Income Payable...............................................................................           526
    Group -- Involving Life Contingencies
        Income Payable...............................................................................             7
ANNUITIES:
----------
    Ordinary
    --------
        Immediate -- Amount of Income Payable........................................................         7,423
        Deferred -- Fully Paid -- Account Balance....................................................        17,342
        Deferred -- Not Fully Paid -- Account Balance................................................         8,778
    Group
    -----
        Amount of Income Payable.....................................................................        27,688
        Fully Paid -- Account Balance................................................................        31,992
        Not Fully Paid -- Account Balance............................................................             0

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                      FOR THE YEAR ENDED DECEMBER 31, 1997

                            ($ AMOUNTS IN THOUSANDS)

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
---------------------------------------------------
    Ordinary.........................................................................................        79,423
    Group............................................................................................         3,268
    Credit...........................................................................................             0
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
-----------------------------------------
    Deposit Funds -- Account Balance.................................................................       563,047
    Dividend Accumulations -- Account Balance........................................................       296,751
CLAIM PAYMENTS 1997:
--------------------
    Group Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................         9,818
        1996.........................................................................................         3,439
        1995.........................................................................................           614
        1994.........................................................................................           157
        1993.........................................................................................           163
        Prior........................................................................................         1,444
    Other Accident and Health -- Year Ended December 31, 1997
        1997.........................................................................................         1,922
        1996.........................................................................................         3,690
        1995.........................................................................................         3,333
        1994.........................................................................................         1,979
        1993.........................................................................................         2,587
        Prior........................................................................................         6,246
    Other coverages that use developmental methods to calculate claims reserves -- Year Ended
     December 31, 1997
        1997.........................................................................................             0
        1996.........................................................................................             0
        1995.........................................................................................             0
        1994.........................................................................................             0
        1993.........................................................................................             0
        Prior........................................................................................             0

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                               ATTAINED AGE                                 APPLICABLE PERCENTAGE
--------------------------------------------------------------------------  ---------------------
40 and Under..............................................................           150%
41........................................................................           143
42........................................................................           136
43........................................................................           129
44........................................................................           122
45........................................................................           115
46........................................................................           109
47........................................................................           103
48........................................................................            97
49........................................................................            91
50........................................................................            85
51........................................................................            78
52........................................................................            71
53........................................................................            64
54........................................................................            57
55........................................................................            50
56........................................................................            46
57........................................................................            42
58........................................................................            38
59........................................................................            34
60........................................................................            30
61........................................................................            28
62........................................................................            26
63........................................................................            24
64........................................................................            22
65........................................................................            20
66........................................................................            19
67........................................................................            18
68........................................................................            17
69........................................................................            16
70........................................................................            15
71........................................................................            13
72........................................................................            11
73........................................................................            09
74........................................................................            07
75-90.....................................................................            05
91........................................................................            04
92........................................................................            03
93........................................................................            02
94........................................................................            01
95........................................................................            00

                                   APPENDIX B

              ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
                   SURRENDER VALUES, AND ACCUMULATED PREMIUMS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                            BENEFIT     SPECIFIED     SEE
  SEX      AGE            SMOKER            OPTION       AMOUNT      PAGE
-------    ---     ---------------------    -------     --------     -----
Male       45      Preferred Non-smoker        1        $200,000      B- 4
Female     45      Preferred Non-smoker        1        $200,000      B-14
Male       45      Standard Smoker             1        $200,000      B-24
Male       45      Preferred Non-smoker        2        $200,000      B-34
Male       35      Preferred Non-smoker        1        $200,000      B-44
Male       55      Preferred Non-smoker        1        $200,000      B-54

     The tables show how death benefits, Fund Values and Surrender Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The amounts shown for death benefits, Fund Values and Surrender Values sections reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Fund Charges. The difference between the Fund Value and the Surrender Value in the first 14 years is the Fund Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost Of Insurance, page 28.) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .75% annually. The daily charge for mortality and expense risks has been designed to effectively decrease by 0.50% on an annualized basis in years 11 and later. This decrease is guaranteed and is accomplished by increasing the separate account subaccount fund value on each monthly anniversary after the 10th policy anniversary. The amount of this increase is determined by multiplying the separate account subaccount fund value by 0.04167%, which is equivalent to 0.5% on an annual basis.

     The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -1.4916%, on 5% it would be 3.4711%, and on 10% it would be 8.4338%.

     The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options I and II and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 95 standard ledger statements which follow and which begin on pages B-4, B-6, B-10, B-14, B-16, B-20, B-24, B-26, B-30, B-34,
B-36, B-40, B-44, B-46, B-50, B-54, B-56 and B-58.

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option II to death benefit Option I and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is defined and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Values shown on this illustration are based on a Policy owner tax bracket of 31%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value On Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of .8% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Investment Return indicated.

     The Current Charges are declared by The Mutual Life Insurance Company of New York, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of The Mutual Life Insurance Company of New York.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will be deposited in a loan account and earn interest at an annual rate of 5.0%. This rate is determined by subtracting a hold back margin for profit and expenses of .75% from the loan rate. After the tenth Policy anniversary the annual interest rate applicable to the loan account will be .5% higher based on a reduction in the hold back margin for profit and expenses of .5%. This reduction is guaranteed and will be credited only when interest in excess of the 5% guaranteed rate is being applied to amounts allocated to the Guaranteed Interest Account for policies of the same type which have not reached their tenth anniversary. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

     Right to Return Policy -- This Policy may be returned to The Mutual Life Insurance Company of New York during the period that starts with the Policy's delivery and ends on the latest of: (a) 10 days after delivery of the Policy to the rightsholder; (b) 45 days after part 1 of the application is signed; (c) 10 days after we mail or deliver a notice of withdrawal right. The Policy may be returned by delivery or mail, along with a written notice to cancel, to our home office, a local office, or to the agent who sold it. We will then promptly refund any premiums paid.

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                          (-1.49%
                                                    0.00% (-1.49% NET)                    0.00% (-1.49% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46        3,088           0              351       2,154     200,000           351       2,154     200,000           351
  2      47        3,088           0            2,140       4,205     200,000         2,140       4,205     200,000         2,442
  3      48        3,088           0            3,025       6,186     200,000         3,025       6,186     200,000         3,577
  4      49        3,088           0            4,916       8,077     200,000         4,916       8,077     200,000         5,667
  5      50        3,088           0            6,718       9,880     200,000         6,718       9,880     200,000         7,664
  6      51        3,088           0            8,751      11,597     200,000         8,751      11,597     200,000         9,843
  7      52        3,088           0           10,678      13,208     200,000        10,678      13,208     200,000        11,959
  8      53        3,088           0           12,502      14,715     200,000        12,502      14,715     200,000        14,011
  9      54        3,088           0           14,202      16,099     200,000        14,202      16,099     200,000        16,023
 10      55        3,088           0           15,782      17,363     200,000        15,782      17,363     200,000        17,975

 11      56        3,088           0           17,381      18,646     200,000        17,381      18,646     200,000        19,953
 12      57        3,088           0           18,827      19,775     200,000        18,827      19,775     200,000        21,755
 13      58        3,088           0           20,121      20,754     200,000        20,121      20,754     200,000        23,467
 14      59        3,088           0           21,245      21,561     200,000        21,245      21,561     200,000        25,114
 15      60        3,088           0           22,179      22,179     200,000        22,179      22,179     200,000        26,715
 16      61        3,088           0           22,587      22,587     200,000        22,587      22,587     200,000        27,936
 17      62        3,088           0           22,763      22,763     200,000        22,763      22,763     200,000        29,012
 18      63        3,088           0           22,708      22,708     200,000        22,708      22,708     200,000        29,904
 19      64        3,088           0           22,336      22,336     200,000        22,336      22,336     200,000        30,675
 20      65        3,088           0           21,621      21,621     200,000        21,621      21,621     200,000        31,327

 21      66        3,088           0           20,579      20,579     200,000        20,579      20,579     200,000        31,881
 22      67        3,088           0           19,116      19,116     200,000        19,116      19,116     200,000        32,276
 23      68        3,088           0           17,176      17,176     200,000        17,176      17,176     200,000        32,474
 24      69        3,088           0           14,699      14,699     200,000        14,699      14,699     200,000        32,413
 25      70        3,088           0           11,639      11,639     200,000        11,639      11,639     200,000        32,033
 26      71        3,088           0            7,872       7,872     200,000         7,872       7,872     200,000        31,328
 27      72        3,088           0            3,146       3,146     200,000         3,146       3,146     200,000        30,213
 28      73        3,088           0                0           0           0             0           0           0        28,718
 29      74        3,088           0                0           0           0             0           0           0        26,706
 30      75        3,088           0                0           0           0             0           0           0        24,117

 31      76        3,088           0                0           0           0             0           0           0        20,943
 32      77        3,088           0                0           0           0             0           0           0        16,998
 33      78        3,088           0                0           0           0             0           0           0        12,120
 34      79        3,088           0                0           0           0             0           0           0         5,335


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1    2,154     200,000
  2    4,507     200,000
  3    6,738     200,000
  4    8,828     200,000
  5   10,826     200,000
  6   12,689     200,000
  7   14,488     200,000
  8   16,224     200,000
  9   17,920     200,000
 10   19,556     200,000
 11   21,218     200,000
 12   22,703     200,000
 13   24,100     200,000
 14   25,430     200,000
 15   26,715     200,000
 16   27,936     200,000
 17   29,012     200,000
 18   29,904     200,000
 19   30,675     200,000
 20   31,327     200,000
 21   31,881     200,000
 22   32,276     200,000
 23   32,474     200,000
 24   32,413     200,000
 25   32,033     200,000
 26   31,328     200,000
 27   30,213     200,000
 28   28,718     200,000
 29   26,706     200,000
 30   24,117     200,000
 31   20,943     200,000
 32   16,998     200,000
 33   12,120     200,000
 34    5,335     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                       0.00% (-1.49% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
  1      46       3,088           0            0        0            351        2,154    200,000
  2      47       3,088           0            0        0          2,442        4,507    200,000
  3      48       3,088           0            0        0          3,577        6,738    200,000
  4      49       3,088           0            0        0          5,667        8,828    200,000
  5      50       3,088           0            0        0          7,664       10,826    200,000
  6      51       3,088           0            0        0          9,843       12,689    200,000
  7      52       3,088           0            0        0         11,959       14,488    200,000
  8      53       3,088           0            0        0         14,011       16,224    200,000
  9      54       3,088           0            0        0         16,023       17,920    200,000
 10      55       3,088           0            0        0         17,975       19,556    200,000

 11      56       3,088           0            0        0         19,953       21,218    200,000
 12      57       3,088           0            0        0         21,755       22,703    200,000
 13      58       3,088           0            0        0         23,467       24,100    200,000
 14      59       3,088           0            0        0         25,114       25,430    200,000
 15      60       3,088           0            0        0         26,715       26,715    200,000
 16      61       3,088           0            0        0         27,936       27,936    200,000
 17      62       3,088           0            0        0         29,012       29,012    200,000
 18      63       3,088           0            0        0         29,904       29,904    200,000
 19      64       3,088           0            0        0         30,675       30,675    200,000
 20      65       3,088           0            0        0         31,327       31,327    200,000

 21      66       3,088           0            0        0         31,881       31,881    200,000
 22      67       3,088           0            0        0         32,276       32,276    200,000
 23      68       3,088           0            0        0         32,474       32,474    200,000
 24      69       3,088           0            0        0         32,413       32,413    200,000
 25      70       3,088           0            0        0         32,033       32,033    200,000
 26      71       3,088           0            0        0         31,328       31,328    200,000
 27      72       3,088           0            0        0         30,213       30,213    200,000
 28      73       3,088           0            0        0         28,718       28,718    200,000
 29      74       3,088           0            0        0         26,706       26,706    200,000
 30      75       3,088           0            0        0         24,117       24,117    200,000

 31      76       3,088           0            0        0         20,943       20,943    200,000
 32      77       3,088           0            0        0         16,998       16,998    200,000
 33      78       3,088           0            0        0         12,120       12,120    200,000
 34      79       3,088           0            0        0          5,335        5,335    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                       CURRENT
                                                                                                                       CHARGES
                                                                                                                      ---------
                                                                    GUARANTEED CHARGES
                                          -----------------------------------------------------------------------       6.00%
                                                                                                                       (4.46%
                                                 0.00% (-1.49% NET)                     6.00% (4.46% NET)               NET)
                                          ---------------------------------     ---------------------------------     ---------
                  (1)          (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END               NET          NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              ANNUAL      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE     OUTLAY     SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46      3,088          0              351       2,154     200,000           501       2,304     200,000           501
  2      47      3,088          0            2,140       4,205     200,000         2,573       4,639     200,000         2,885
  3      48      3,088          0            3,025       6,186     200,000         3,877       7,039     200,000         4,465
  4      49      3,088          0            4,916       8,077     200,000         6,324       9,485     200,000         7,150
  5      50      3,088          0            6,718       9,880     200,000         8,821      11,983     200,000         9,895
  6      51      3,088          0            8,751      11,597     200,000        11,689      14,535     200,000        12,976
  7      52      3,088          0           10,678      13,208     200,000        14,595      17,124     200,000        16,147
  8      53      3,088          0           12,502      14,715     200,000        17,542      19,755     200,000        19,414
  9      54      3,088          0           14,202      16,099     200,000        20,513      22,410     200,000        22,806
 10      55      3,088          0           15,782      17,363     200,000        23,513      25,094     200,000        26,308

 11      56      3,088          0           17,381      18,646     200,000        26,734      27,998     200,000        30,067
 12      57      3,088          0           18,827      19,775     200,000        29,977      30,925     200,000        33,855
 13      58      3,088          0           20,121      20,754     200,000        33,249      33,881     200,000        37,760
 14      59      3,088          0           21,245      21,561     200,000        36,537      36,853     200,000        41,812
 15      60      3,088          0           22,179      22,179     200,000        39,826      39,826     200,000        46,042
 16      61      3,088          0           22,587      22,587     200,000        42,790      42,790     200,000        50,126
 17      62      3,088          0           22,763      22,763     200,000        45,731      45,731     200,000        54,322
 18      63      3,088          0           22,708      22,708     200,000        48,655      48,655     200,000        58,608
 19      64      3,088          0           22,336      22,336     200,000        51,497      51,497     200,000        63,051
 20      65      3,088          0           21,621      21,621     200,000        54,242      54,242     200,000        67,667

 21      66      3,088          0           20,579      20,579     200,000        56,926      56,926     200,000        72,506
 22      67      3,088          0           19,116      19,116     200,000        59,473      59,473     200,000        77,527
 23      68      3,088          0           17,176      17,176     200,000        61,850      61,850     200,000        82,723
 24      69      3,088          0           14,699      14,699     200,000        64,023      64,023     200,000        88,074
 25      70      3,088          0           11,639      11,639     200,000        65,971      65,971     200,000        93,570
 26      71      3,088          0            7,872       7,872     200,000        67,620      67,620     200,000        99,241
 27      72      3,088          0            3,146       3,146     200,000        68,811      68,811     200,000       105,075
 28      73      3,088          0                0           0           0        69,592      69,592     200,000       111,134
 29      74      3,088          0                0           0           0        69,786      69,786     200,000       117,401
 30      75      3,088          0                0           0           0        69,220      69,220     200,000       123,910

 31      76      3,088          0                0           0           0        67,741      67,741     200,000       130,732
 32      77      3,088          0                0           0           0        65,174      65,174     200,000       137,879
 33      78      3,088          0                0           0           0        61,299      61,299     200,000       145,403
 34      79      3,088          0                0           0           0        55,837      55,837     200,000       153,165
 35      80      3,088          0                0           0           0        48,407      48,407     200,000       161,457
 36      81      3,088          0                0           0           0        38,458      38,458     200,000       170,446
 37      82      3,088          0                0           0           0        25,239      25,239     200,000       180,305
 38      83      3,088          0                0           0           0         7,623       7,623     200,000       191,389
 39      84      3,088          0                0           0           0             0           0           0       203,198
 40      85      3,088          0                0           0           0             0           0           0       215,450


       (10)         (11)
END               BENEFIT
 OF    FUND       PAYABLE
YEAR   VALUE      AT DEATH
----  -------     --------
  1     2,304     200,000
  2     4,950     200,000
  3     7,626     200,000
  4    10,312     200,000
  5    13,057     200,000
  6    15,821     200,000
  7    18,676     200,000
  8    21,628     200,000
  9    24,703     200,000
 10    27,889     200,000
 11    31,332     200,000
 12    34,804     200,000
 13    38,392     200,000
 14    42,128     200,000
 15    46,042     200,000
 16    50,126     200,000
 17    54,322     200,000
 18    58,608     200,000
 19    63,051     200,000
 20    67,667     200,000
 21    72,506     200,000
 22    77,527     200,000
 23    82,723     200,000
 24    88,074     200,000
 25    93,570     200,000
 26    99,241     200,000
 27   105,075     200,000
 28   111,134     200,000
 29   117,401     200,000
 30   123,910     200,000
 31   130,732     200,000
 32   137,879     200,000
 33   145,403     200,000
 34   153,165     200,000
 35   161,457     200,000
 36   170,446     200,000
 37   180,305     200,000
 38   191,389     200,958
 39   203,198     213,358
 40   215,450     226,223

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                        CURRENT
                                                                                                                        CHARGES
                                                                                                                       ---------
                                                                      GUARANTEED CHARGES
                                             ---------------------------------------------------------------------       6.00%
                                                                                                                        (4.46%
                                                    0.00% (-1.49% NET)                   6.00% (4.46% NET)               NET)
                                             --------------------------------     --------------------------------     ---------
                    (1)           (2)           (3)         (4)        (5)           (6)         (7)        (8)           (9)
END                 NET           NET          VALUE                 BENEFIT        VALUE                 BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON         FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     -----     --------     ---------
 41      86        3,088           0             0           0           0            0           0           0         228,154
 42      87        3,088           0             0           0           0            0           0           0         241,294
 43      88        3,088           0             0           0           0            0           0           0         254,876
 44      89        3,088           0             0           0           0            0           0           0         268,893
 45      90        3,088           0             0           0           0            0           0           0         283,336
 46      91        3,088           0             0           0           0            0           0           0         298,164
 47      92        3,088           0             0           0           0            0           0           0         313,861
 48      93        3,088           0             0           0           0            0           0           0         330,532
 49      94        3,088           0             0           0           0            0           0           0         348,435
 50      95        3,888           0             0           0           0            0           0           0         367,890


       (10)         (11)
END               BENEFIT
 OF    FUND       PAYABLE
YEAR   VALUE      AT DEATH
----  -------     --------
 41   228,154     239,562
 42   241,294     253,358
 43   254,876     267,620
 44   268,893     282,338
 45   283,336     297,502
 46   298,164     313,073
 47   313,861     326,416
 48   330,532     340,448
 49   348,435     355,403
 50   367,890     371,569

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the Contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------

  1      46       3,088           0            0        0            501         2,304    200,000
  2      47       3,088           0            0        0          2,885         4,950    200,000
  3      48       3,088           0            0        0          4,465         7,626    200,000
  4      49       3,088           0            0        0          7,150        10,312    200,000
  5      50       3,088           0            0        0          9,895        13,057    200,000
  6      51       3,088           0            0        0         12,976        15,821    200,000
  7      52       3,088           0            0        0         16,147        18,676    200,000
  8      53       3,088           0            0        0         19,414        21,628    200,000
  9      54       3,088           0            0        0         22,806        24,703    200,000
 10      55       3,088           0            0        0         26,308        27,889    200,000

 11      56       3,088           0            0        0         30,067        31,332    200,000
 12      57       3,088           0            0        0         33,855        34,804    200,000
 13      58       3,088           0            0        0         37,760        38,392    200,000
 14      59       3,088           0            0        0         41,812        42,128    200,000
 15      60       3,088           0            0        0         46,042        46,042    200,000
 16      61       3,088           0            0        0         50,126        50,126    200,000
 17      62       3,088           0            0        0         54,322        54,322    200,000
 18      63       3,088           0            0        0         58,608        58,608    200,000
 19      64       3,088           0            0        0         63,051        63,051    200,000
 20      65       3,088           0            0        0         67,667        67,667    200,000

 21      66       3,088           0            0        0         72,506        72,506    200,000
 22      67       3,088           0            0        0         77,527        77,527    200,000
 23      68       3,088           0            0        0         82,723        82,723    200,000
 24      69       3,088           0            0        0         88,074        88,074    200,000
 25      70       3,088           0            0        0         93,570        93,570    200,000
 26      71       3,088           0            0        0         99,241        99,241    200,000
 27      72       3,088           0            0        0        105,075       105,075    200,000
 28      73       3,088           0            0        0        111,134       111,134    200,000
 29      74       3,088           0            0        0        117,401       117,401    200,000
 30      75       3,088           0            0        0        123,910       123,910    200,000

 31      76       3,088           0            0        0        130,732       130,732    200,000
 32      77       3,088           0            0        0        137,879       137,879    200,000
 33      78       3,088           0            0        0        145,403       145,403    200,000
 34      79       3,088           0            0        0        153,165       153,165    200,000
 35      80       3,088           0            0        0        161,457       161,457    200,000
 36      81       3,088           0            0        0        170,446       170,446    200,000
 37      82       3,088           0            0        0        180,305       180,305    200,000
 38      83       3,088           0            0        0        191,389       191,389    200,958
 39      84       3,088           0            0        0        203,198       203,198    213,358
 40      85       3,088           0            0        0        215,450       215,450    226,223

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
 41      86       3,088           0            0        0        228,154       228,154    239,562
 42      87       3,088           0            0        0        241,294       241,294    253,358
 43      88       3,088           0            0        0        254,876       254,876    267,620
 44      89       3,088           0            0        0        268,893       268,893    282,338
 45      90       3,088           0            0        0        283,336       283,336    297,502
 46      91       3,088           0            0        0        298,164       298,164    313,073
 47      92       3,088           0            0        0        313,861       313,861    326,416
 48      93       3,088           0            0        0        330,532       330,532    340,448
 49      94       3,088           0            0        0        348,435       348,435    355,403
 50      95       3,088           0            0        0        367,890       367,890    371,569

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 84. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results nay be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             ---------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                      12.00% (10.42% NET)
                                             ---------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)         (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                  BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON           FUND         PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     ------     --------     ---------     ---------     ---------
  1      46        3,088           0              351       2,154     200,000           652          2,455       200,000
  2      47        3,088           0            2,140       4,205     200,000         3,026          5,091       200,000
  3      48        3,088           0            3,025       6,186     200,000         4,803          7,964       200,000
  4      49        3,088           0            4,916       8,077     200,000         7,916         11,077       200,000
  5      50        3,088           0            6,718       9,880     200,000        11,296         14,458       200,000
  6      51        3,088           0            8,751      11,597     200,000        15,293         18,139       200,000
  7      52        3,088           0           10,678      13,208     200,000        19,603         22,132       200,000
  8      53        3,088           0           12,502      14,715     200,000        24,264         26,477       200,000
  9      54        3,088           0           14,202      16,099     200,000        29,299         31,195       200,000
 10      55        3,088           0           15,782      17,363     200,000        34,754         36,334       200,000

 11      56        3,088           0           17,381      18,646     200,000        40,946         42,210       200,000
 12      57        3,088           0           18,827      19,775     200,000        47,697         48,645       200,000
 13      58        3,088           0           20,121      20,754     200,000        55,085         55,717       200,000
 14      59        3,088           0           21,245      21,561     200,000        63,182         63,498       200,000
 15      60        3,088           0           22,179      22,179     200,000        72,072         72,072       200,000
 16      61        3,088           0           22,587      22,587     200,000        81,542         81,542       200,000
 17      62        3,088           0           22,763      22,763     200,000        92,027         92,027       200,000
 18      63        3,088           0           22,708      22,708     200,000       103,684        103,684       200,000
 19      64        3,088           0           22,336      22,336     200,000       116,651        116,651       200,000
 20      65        3,088           0           21,621      21,621     200,000       131,134        131,134       200,000

 21      66        3,088           0           20,579      20,579     200,000       147,447        147,447       200,000
 22      67        3,088           0           19,116      19,116     200,000       165,834        165,834       200,000
 23      68        3,088           0           17,176      17,176     200,000       186,426        186,426       219,983
 24      69        3,088           0           14,699      14,699     200,000       209,129        209,129       244,681
 25      70        3,088           0           11,639      11,639     200,000       234,159        234,159       271,624
 26      71        3,088           0            7,872       7,872     200,000       261,745        261,745       301,007
 27      72        3,088           0            3,146       3,146     200,000       292,235        292,235       330,225
 28      73        3,088           0                0           0           0       326,016        326,016       361,878
 29      74        3,088           0                0           0           0       363,479        363,479       396,192
 30      75        3,088           0                0           0           0       405,101        405,101       433,458

 31      76        3,088           0                0           0           0       451,462        451,462       474,035
 32      77        3,088           0                0           0           0       502,588        502,588       527,718
 33      78        3,088           0                0           0           0       558,941        558,941       586,888
 34      79        3,088           0                0           0           0       621,019        621,019       652,070
 35      80        3,088           0                0           0           0       689,361        689,361       723,829
 36      81        3,088           0                0           0           0       764,534        764,534       802,761
 37      82        3,088           0                0           0           0       847,143        847,143       889,500
 38      83        3,088           0                0           0           0       937,802        937,802       984,692
 39      84        3,088           0                0           0           0      1,037,161     1,037,161     1,089,019
 40      85        3,088           0                0           0           0      1,145,904     1,145,904     1,203,199

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)          (10)          (11)
END     VALUE                      BENEFIT
 OF      ON           FUND         PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ---------     ---------
  1        652          2,455       200,000
  2      3,347          5,412       200,000
  3      5,426          8,588       200,000
  4      8,822         11,983       200,000
  5     12,513         15,674       200,000
  6     16,804         19,649       200,000
  7     21,482         24,011       200,000
  8     26,592         28,805       200,000
  9     32,204         34,101       200,000
 10     38,354         39,935       200,000
 11     45,330         46,594       200,000
 12     52,926         53,875       200,000
 13     61,303         61,935       200,000
 14     70,577         70,893       200,000
 15     80,877         80,877       200,000
 16     91,999         91,999       200,000
 17    104,350        104,350       200,000
 18    118,078        118,078       200,000
 19    133,408        133,408       200,000
 20    150,559        150,559       200,000
 21    169,836        169,836       203,803
 22    191,260        191,260       227,600
 23    214,957        214,957       253,650
 24    241,157        241,157       282,153
 25    270,112        270,112       313,330
 26    302,119        302,119       347,437
 27    337,561        337,561       381,444
 28    376,857        376,857       418,312
 29    420,445        420,445       458,285
 30    468,849        468,849       501,669
 31    522,691        522,691       548,826
 32    582,229        582,229       611,340
 33    648,032        648,032       680,434
 34    720,574        720,574       756,603
 35    800,612        800,612       840,643
 36    888,884        888,884       933,328
 37    986,132        986,132     1,035,438
 38   1,093,524     1,093,524     1,148,201
 39   1,211,828     1,211,828     1,272,419
 40   1,341,981     1,341,981     1,409,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             --------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                     12.00% (10.42% NET)
                                             --------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)        (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON           FUND         PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     -----     --------     ---------     ---------     ---------
 41      86        3,088           0             0           0           0        1,264,758     1,264,758     1,327,996
 42      87        3,088           0             0           0           0        1,394,497     1,394,497     1,464,222
 43      88        3,088           0             0           0           0        1,535,948     1,535,948     1,612,745
 44      89        3,088           0             0           0           0        1,689,976     1,689,976     1,774,474
 45      90        3,088           0             0           0           0        1,857,496     1,857,496     1,950,371
 46      91        3,088           0             0           0           0        2,039,413     2,039,413     2,141,384
 47      92        3,088           0             0           0           0        2,242,553     2,242,553     2,332,255
 48      93        3,088           0             0           0           0        2,470,540     2,470,540     2,544,656
 49      94        3,088           0             0           0           0        2,727,836     2,727,336     2,782,392
 50      95        3,088           0             0           0           0        3,020,010     3,020,010     3,050,210

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)          (10)          (11)
END     VALUE                      BENEFIT
 OF      ON           FUND         PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ---------     ---------
 41   1,485,103     1,485,103     1,559,358
 42   1,642,245     1,642,245     1,724,357
 43   1,814,699     1,814,699     1,905,434
 44   2,003,755     2,003,755     2,103,942
 45   2,210,786     2,210,786     2,321,325
 46   2,437,043     2,437,043     2,558,895
 47   2,688,285     2,688,285     2,795,817
 48   2,967,872     2,967,872     3,056,908
 49   3,281,000     3,281,000     3,346,620
 50   3,634,229     3,634,229     3,670,571

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 3/5/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON                        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------

  1      46       3,088           0            0        0            652           2,455      200,000
  2      47       3,088           0            0        0          3,347           5,412      200,000
  3      48       3,088           0            0        0          5,426           8,588      200,000
  4      49       3,088           0            0        0          8,822          11,983      200,000
  5      50       3,088           0            0        0         12,513          15,674      200,000
  6      51       3,088           0            0        0         16,804          19,649      200,000
  7      52       3,088           0            0        0         21,482          24,011      200,000
  8      53       3,088           0            0        0         26,592          28,805      200,000
  9      54       3,088           0            0        0         32,204          34,101      200,000
 10      55       3,088           0            0        0         38,354          39,935      200,000

 11      56       3,088           0            0        0         45,330          46,594      200,000
 12      57       3,088           0            0        0         52,926          53,875      200,000
 13      58       3,088           0            0        0         61,303          61,935      200,000
 14      59       3,088           0            0        0         70,577          70,893      200,000
 15      60       3,088           0            0        0         80,877          80,877      200,000
 16      61       3,088           0            0        0         91,999          91,999      200,000
 17      62       3,088           0            0        0        104,350         104,350      200,000
 18      63       3,088           0            0        0        118,078         118,078      200,000
 19      64       3,088           0            0        0        133,408         133,408      200,000
 20      65       3,088           0            0        0        150,559         150,559      200,000

 21      66       3,088           0            0        0        169,836         169,836      203,803
 22      67       3,088           0            0        0        191,260         191,260      227,600
 23      68       3,088           0            0        0        214,957         214,957      253,650
 24      69       3,088           0            0        0        241,157         241,157      282,153
 25      70       3,088           0            0        0        270,112         270,112      313,330
 26      71       3,088           0            0        0        302,119         302,119      347,437
 27      72       3,088           0            0        0        337,561         337,561      381,444
 28      73       3,088           0            0        0        376,857         376,857      418,312
 29      74       3,088           0            0        0        420,445         420,445      458,285
 30      75       3,088           0            0        0        468,849         468,849      501,669

 31      76       3,088           0            0        0        522,691         522,691      548,826
 32      77       3,088           0            0        0        582,229         582,229      611,340
 33      78       3,088           0            0        0        648,032         648,032      680,434
 34      79       3,088           0            0        0        720,574         720,574      756,603
 35      80       3,088           0            0        0        800,612         800,612      840,643
 36      81       3,088           0            0        0        888,884         888,884      933,328
 37      82       3,088           0            0        0        986,132         986,132    1,035,438
 38      83       3,088           0            0        0       1,093,524      1,093,524    1,148,201
 39      84       3,088           0            0        0       1,211,828      1,211,828    1,272,419
 40      85       3,088           0            0        0       1,341,981      1,341,981    1,409,080

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                                                     BENEFIT
 OF                           PREMIUM/       NET      TOTAL     VALUE ON         FUND        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
 41      86       3,088           0            0        0       1,485,103      1,485,103    1,559,358
 42      87       3,088           0            0        0       1,642,245      1,642,245    1,724,357
 43      88       3,088           0            0        0       1,814,699      1,814,699    1,905,434
 44      89       3,088           0            0        0       2,003,755      2,003,755    2,103,942
 45      90       3,088           0            0        0       2,210,786      2,210,786    2,321,325
 46      91       3,088           0            0        0       2,437,043      2,437,043    2,558,895
 47      92       3,088           0            0        0       2,688,285      2,688,285    2,795,817
 48      93       3,088           0            0        0       2,967,872      2,967,872    3,056,908
 49      94       3,088           0            0        0       3,281,000      3,281,000    3,346,620
 50      95       3,088           0            0        0       3,634,229      3,634,229    3,670,571

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $3,473.42            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                          (-1.49%
                                                    0.00% (-1.49% NET)                    0.00% (-1.49% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46        2,578           0               58       1,728     200,000            58       1,728     200,000            58
  2      47        2,578           0            1,490       3,380     200,000         1,490       3,380     200,000         1,817
  3      48        2,578           0            2,185       4,990     200,000         2,185       4,990     200,000         2,810
  4      49        2,578           0            3,730       6,535     200,000         3,730       6,535     200,000         4,577
  5      50        2,578           0            5,189       7,994     200,000         5,189       7,994     200,000         6,254
  6      51        2,578           0            6,867       9,391     200,000         6,867       9,391     200,000         7,988
  7      52        2,578           0            8,463      10,706     200,000         8,463      10,706     200,000         9,661
  8      53        2,578           0            9,977      11,940     200,000         9,977      11,940     200,000        11,297
  9      54        2,578           0           11,413      13,096     200,000        11,413      13,096     200,000        12,896
 10      55        2,578           0           12,771      14,173     200,000        12,771      14,173     200,000        14,437

 11      56        2,578           0           14,161      15,283     200,000        14,161      15,283     200,000        15,996
 12      57        2,578           0           15,460      16,301     200,000        15,460      16,301     200,000        17,483
 13      58        2,578           0           16,668      17,229     200,000        16,668      17,229     200,000        18,922
 14      59        2,578           0           17,786      18,067     200,000        17,786      18,067     200,000        20,249
 15      60        2,578           0           18,817      18,817     200,000        18,817      18,817     200,000        21,551
 16      61        2,578           0           19,479      19,479     200,000        19,479      19,479     200,000        22,547
 17      62        2,578           0           20,011      20,011     200,000        20,011      20,011     200,000        23,520
 18      63        2,578           0           20,393      20,393     200,000        20,393      20,393     200,000        24,363
 19      64        2,578           0           20,605      20,605     200,000        20,605      20,605     200,000        25,183
 20      65        2,578           0           20,603      20,603     200,000        20,603      20,603     200,000        25,898

 21      66        2,578           0           20,396      20,396     200,000        20,396      20,396     200,000        26,518
 22      67        2,578           0           19,953      19,953     200,000        19,953      19,953     200,000        27,014
 23      68        2,578           0           19,249      19,249     200,000        19,249      19,249     200,000        27,366
 24      69        2,578           0           18,281      18,281     200,000        18,281      18,281     200,000        27,575
 25      70        2,578           0           17,023      17,023     200,000        17,023      17,023     200,000        27,681
 26      71        2,578           0           15,423      15,423     200,000        15,423      15,423     200,000        27,603
 27      72        2,578           0           13,384      13,384     200,000        13,384      13,384     200,000        27,339
 28      73        2,578           0           10,822      10,822     200,000        10,822      10,822     200,000        26,868
 29      74        2,578           0            7,579       7,579     200,000         7,579       7,579     200,000        26,126
 30      75        2,578           0            3,525       3,525     200,000         3,525       3,525     200,000        25,088

 31      76        2,578           0                0           0           0             0           0           0        23,642
 32      77        2,578           0                0           0           0             0           0           0        21,778
 33      78        2,578           0                0           0           0             0           0           0        19,417
 34      79        2,578           0                0           0           0             0           0           0        16,408
 35      80        2,578           0                0           0           0             0           0           0        12,718
 36      81        2,578           0                0           0           0             0           0           0         8,124
 37      82        2,578           0                0           0           0             0           0           0         2,586


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1    1,728     200,000
  2    3,708     200,000
  3    5,614     200,000
  4    7,381     200,000
  5    9,058     200,000
  6   10,512     200,000
  7   11,905     200,000
  8   13,260     200,000
  9   14,579     200,000
 10   15,840     200,000
 11   17,118     200,000
 12   18,324     200,000
 13   19,483     200,000
 14   20,529     200,000
 15   21,551     200,000
 16   22,547     200,000
 17   23,520     200,000
 18   24,363     200,000
 19   25,183     200,000
 20   25,898     200,000
 21   26,518     200,000
 22   27,014     200,000
 23   27,366     200,000
 24   27,575     200,000
 25   27,681     200,000
 26   27,603     200,000
 27   27,339     200,000
 28   26,868     200,000
 29   26,126     200,000
 30   25,088     200,000
 31   23,642     200,000
 32   21,778     200,000
 33   19,417     200,000
 34   16,408     200,000
 35   12,718     200,000
 36    8,124     200,000
 37    2,586     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        0.00% (-1.49% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
  1      46       2,578           0            0        0             58         1,728    200,000
  2      47       2,578           0            0        0          1,817         3,708    200,000
  3      48       2,578           0            0        0          2,810         5,614    200,000
  4      49       2,578           0            0        0          4,577         7,381    200,000
  5      50       2,578           0            0        0          6,254         9,058    200,000
  6      51       2,578           0            0        0          7,988        10,512    200,000
  7      52       2,578           0            0        0          9,661        11,905    200,000
  8      53       2,578           0            0        0         11,297        13,260    200,000
  9      54       2,578           0            0        0         12,896        14,579    200,000
 10      55       2,578           0            0        0         14,437        15,840    200,000

 11      56       2,578           0            0        0         15,996        17,118    200,000
 12      57       2,578           0            0        0         17,483        18,324    200,000
 13      58       2,578           0            0        0         18,922        19,483    200,000
 14      59       2,578           0            0        0         20,249        20,529    200,000
 15      60       2,578           0            0        0         21,551        21,551    200,000
 16      61       2,578           0            0        0         22,547        22,547    200,000
 17      62       2,578           0            0        0         23,520        23,520    200,000
 18      63       2,578           0            0        0         24,363        24,363    200,000
 19      64       2,578           0            0        0         25,183        25,183    200,000
 20      65       2,578           0            0        0         25,898        25,898    200,000

 21      66       2,578           0            0        0         26,518        26,518    200,000
 22      67       2,578           0            0        0         27,014        27,014    200,000
 23      68       2,578           0            0        0         27,366        27,366    200,000
 24      69       2,578           0            0        0         27,575        27,575    200,000
 25      70       2,578           0            0        0         27,681        27,681    200,000
 26      71       2,578           0            0        0         27,603        27,603    200,000
 27      72       2,578           0            0        0         27,339        27,339    200,000
 28      73       2,578           0            0        0         26,868        26,868    200,000
 29      74       2,578           0            0        0         26,126        26,126    200,000
 30      75       2,578           0            0        0         25,088        25,088    200,000

 31      76       2,578           0            0        0         23,642        23,642    200,000
 32      77       2,578           0            0        0         21,778        21,778    200,000
 33      78       2,578           0            0        0         19,417        19,417    200,000
 34      79       2,578           0            0        0         16,408        16,408    200,000
 35      80       2,578           0            0        0         12,718        12,718    200,000
 36      81       2,578           0            0        0          8,124         8,124    200,000
 37      82       2,578           0            0        0          2,586         2,586    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 83.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       6.00%
                                                                                                                          (4.46%
                                                    0.00% (- 1.49% NET)                    6.00% (4.46% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)          (4)        (5)           (6)          (7)        (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER      VALUE     AT DEATH     SURRENDER      VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -------    --------     ---------     -------    --------     ---------
  1      46        2,578           0               58        1,728    200,000           181        1,851    200,000           181
  2      47        2,578           0            1,490        3,380    200,000         1,844        3,734    200,000         2,181
  3      48        2,578           0            2,185        4,990    200,000         2,879        5,683    200,000         3,542
  4      49        2,578           0            3,730        6,535    200,000         4,874        7,679    200,000         5,805
  5      50        2,578           0            5,189        7,994    200,000         6,897        9,701    200,000         8,106
  6      51        2,578           0            6,867        9,391    200,000         9,252       11,776    200,000        10,589
  7      52        2,578           0            8,463       10,706    200,000        11,640       13,883    200,000        13,134
  8      53        2,578           0            9,977       11,940    200,000        14,064       16,027    200,000        15,767
  9      54        2,578           0           11,413       13,096    200,000        16,528       18,211    200,000        18,494
 10      55        2,578           0           12,771       14,173    200,000        19,035       20,437    200,000        21,297

 11      56        2,578           0           14,161       15,283    200,000        21,739       22,860    200,000        24,301
 12      57        2,578           0           15,460       16,301    200,000        24,492       25,334    200,000        27,391
 13      58        2,578           0           16,668       17,229    200,000        27,301       27,862    200,000        30,597
 14      59        2,578           0           17,786       18,067    200,000        30,172       30,452    200,000        33,863
 15      60        2,578           0           18,817       18,817    200,000        33,109       33,109    200,000        37,278
 16      61        2,578           0           19,479       19,479    200,000        35,840       35,840    200,000        40,570
 17      62        2,578           0           20,011       20,011    200,000        38,611       38,611    200,000        44,030
 18      63        2,578           0           20,393       20,393    200,000        41,410       41,410    200,000        47,574
 19      64        2,578           0           20,605       20,605    200,000        44,224       44,224    200,000        51,304
 20      65        2,578           0           20,603       20,603    200,000        47,022       47,022    200,000        55,159

 21      66        2,578           0           20,396       20,396    200,000        49,826       49,826    200,000        59,172
 22      67        2,578           0           19,953       19,953    200,000        52,609       52,609    200,000        63,321
 23      68        2,578           0           19,249       19,249    200,000        55,360       55,360    200,000        67,604
 24      69        2,578           0           18,281       18,281    200,000        58,085       58,085    200,000        72,036
 25      70        2,578           0           17,023       17,023    200,000        60,771       60,771    200,000        76,666
 26      71        2,578           0           15,423       15,423    200,000        63,393       63,393    200,000        81,451
 27      72        2,578           0           13,384       13,384    200,000        65,886       65,886    200,000        86,413
 28      73        2,578           0           10,822       10,822    200,000        68,206       68,206    200,000        91,561
 29      74        2,578           0            7,579        7,579    200,000        70,254       70,254    200,000        96,880
 30      75        2,578           0            3,525        3,525    200,000        71,958       71,958    200,000       102,387

 31      76        2,578           0                0            0          0        73,223       73,223    200,000       108,055
 32      77        2,578           0                0            0          0        73,961       73,961    200,000       113,924
 33      78        2,578           0                0            0          0        74,095       74,095    200,000       120,006
 34      79        2,578           0                0            0          0        73,488       73,488    200,000       126,292
 35      80        2,578           0                0            0          0        71,991       71,991    200,000       132,845
 36      81        2,578           0                0            0          0        69,366       69,366    200,000       139,669
 37      82        2,578           0                0            0          0        65,305       65,305    200,000       146,857
 38      83        2,578           0                0            0          0        59,341       59,341    200,000       154,385
 39      84        2,578           0                0            0          0        50,844       50,844    200,000       162,366
 40      85        2,578           0                0            0          0        39,025       39,025    200,000       170,875


        (10)        (11)
END               BENEFIT
 OF     FUND      PAYABLE
YEAR   VALUE      AT DEATH
----  --------    --------
  1      1,851    200,000
  2      4,071    200,000
  3      6,347    200,000
  4      8,610    200,000
  5     10,910    200,000
  6     13,113    200,000
  7     15,378    200,000
  8     17,731    200,000
  9     20,177    200,000
 10     22,699    200,000
 11     25,423    200,000
 12     28,233    200,000
 13     31,158    200,000
 14     34,143    200,000
 15     37,278    200,000
 16     40,570    200,000
 17     44,030    200,000
 18     47,574    200,000
 19     51,304    200,000
 20     55,159    200,000
 21     59,172    200,000
 22     63,321    200,000
 23     67,604    200,000
 24     72,036    200,000
 25     76,666    200,000
 26     81,451    200,000
 27     86,413    200,000
 28     91,561    200,000
 29     96,880    200,000
 30    102,387    200,000
 31    108,055    200,000
 32    113,924    200,000
 33    120,006    200,000
 34    126,292    200,000
 35    132,845    200,000
 36    139,669    200,000
 37    146,857    200,000
 38    154,385    200,000
 39    162,366    200,000
 40    170,875    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

        STANDARD LEDGER STATEMENT
FOR:                                                   MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45               FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
TABLE: 0                                                   TO AGE 95                                            SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00            THE MUTUAL LIFE INSURANCE COMPANY OF NEW
                                                              YORK
                                                       DECLARED PREMIUMS

                                                                                                                         CURRENT
                                                                                                                         CHARGES
                                                                                                                        ---------
                                                                       GUARANTEED CHARGES
                                             ----------------------------------------------------------------------       6.00%
                                                                                                                         (4.46%
                                                    0.00% (-1.49% NET)                    6.00% (4.46% NET)               NET)
                                             --------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)        (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                 BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     ------     --------     ---------
 41      86        2,578           0             0           0           0          22,751      22,751     200,000       180,113
 42      87        2,578           0             0           0           0             499         499     200,000       190,386
 43      88        2,578           0             0           0           0               0           0           0       201,400
 44      89        2,578           0             0           0           0               0           0           0       212,777
 45      90        2,578           0             0           0           0               0           0           0       224,506
 46      91        2,578           0             0           0           0               0           0           0       236,556
 47      92        2,578           0             0           0           0               0           0           0       249,325
 48      93        2,578           0             0           0           0               0           0           0       262,937
 49      94        2,578           0             0           0           0               0           0           0       277,553
 50      95        2,578           0             0           0           0               0           0           0       293,353


        (10)        (11)
END               BENEFIT
 OF     FUND      PAYABLE
YEAR   VALUE      AT DEATH
----  --------    --------
 41    180,113    200,000
 42    190,386    200,000
 43    201,400    211,470
 44    212,777    223,416
 45    224,506    235,731
 46    236,556    248,384
 47    249,325    259,298
 48    262,937    270,825
 49    277,553    283,104
 50    293,353    296,287

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378        THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------     --------
  1      46       2,578           0            0        0            181        1,851     200,000
  2      47       2,578           0            0        0          2,181        4,071     200,000
  3      48       2,578           0            0        0          3,542        6,347     200,000
  4      49       2,578           0            0        0          5,805        8,610     200,000
  5      50       2,578           0            0        0          8,106       10,910     200,000
  6      51       2,578           0            0        0         10,589       13,113     200,000
  7      52       2,578           0            0        0         13,134       15,378     200,000
  8      53       2,578           0            0        0         15,767       17,731     200,000
  9      54       2,578           0            0        0         18,494       20,177     200,000
 10      55       2,578           0            0        0         21,297       22,699     200,000

 11      56       2,578           0            0        0         24,301       25,423     200,000
 12      57       2,578           0            0        0         27,391       28,233     200,000
 13      58       2,578           0            0        0         30,597       31,158     200,000
 14      59       2,578           0            0        0         33,863       34,143     200,000
 15      60       2,578           0            0        0         37,278       37,278     200,000
 16      61       2,578           0            0        0         40,570       40,570     200,000
 17      62       2,578           0            0        0         44,030       44,030     200,000
 18      63       2,578           0            0        0         47,574       47,574     200,000
 19      64       2,578           0            0        0         51,304       51,304     200,000
 20      65       2,578           0            0        0         55,159       55,159     200,000

 21      66       2,578           0            0        0         59,172       59,172     200,000
 22      67       2,578           0            0        0         63,321       63,321     200,000
 23      68       2,578           0            0        0         67,604       67,604     200,000
 24      69       2,578           0            0        0         72,036       72,036     200,000
 25      70       2,578           0            0        0         76,666       76,666     200,000
 26      71       2,578           0            0        0         81,451       81,451     200,000
 27      72       2,578           0            0        0         86,413       86,413     200,000
 28      73       2,578           0            0        0         91,561       91,561     200,000
 29      74       2,578           0            0        0         96,880       96,880     200,000
 30      75       2,578           0            0        0        102,387      102,387     200,000

 31      76       2,578           0            0        0        108,055      108,055     200,000
 32      77       2,578           0            0        0        113,924      113,924     200,000
 33      78       2,578           0            0        0        120,006      120,006     200,000
 34      79       2,578           0            0        0        126,292      126,292     200,000
 35      80       2,578           0            0        0        132,845      132,845     200,000
 36      81       2,578           0            0        0        139,669      139,669     200,000
 37      82       2,578           0            0        0        146,857      146,857     200,000
 38      83       2,578           0            0        0        154,385      154,385     200,000
 39      84       2,578           0            0        0        162,366      162,366     200,000
 40      85       2,578           0            0        0        170,875      170,875     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,378        THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
 41      86       2,578           0            0        0        180,113       180,113    200,000
 42      87       2,578           0            0        0        190,386       190,386    200,000
 43      88       2,578           0            0        0        201,400       201,400    211,470
 44      89       2,578           0            0        0        212,777       212,777    223,416
 45      90       2,578           0            0        0        224,506       224,506    235,731
 46      91       2,578           0            0        0        236,556       236,556    248,384
 47      92       2,578           0            0        0        249,325       249,325    259,298
 48      93       2,578           0            0        0        262,937       262,937    270,825
 49      94       2,578           0            0        0        277,553       277,553    283,104
 50      95       2,578           0            0        0        293,353       293,353    296,287

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6%, contract lapses at age 88. Assuming Current Charges and a Gross Investment Return of 6%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                                                                                            CURRENT
                                                                                                                            CHARGES
                                                                                                                           ---------
                                                                        GUARANTEED CHARGES
                                             -------------------------------------------------------------------------      12.00%
                                                                                                                           (-10.42%
                                                    0.00% (-1.49% NET)                    12.00% (-10.42% NET)               NET)
                                             ---------------------------------     -----------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)          (7)          (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                    BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND        PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER      VALUE      AT DEATH      SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     -------     ---------     ---------
  1      46        2,578           0               58       1,728     200,000           304        1,975       200,000          304
  2      47        2,578           0            1,490       3,380     200,000         2,213        4,103       200,000        2,560
  3      48        2,578           0            2,185       4,990     200,000         3,632        6,436       200,000        4,335
  4      49        2,578           0            3,730       6,535     200,000         6,168        8,973       200,000        7,189
  5      50        2,578           0            5,189       7,994     200,000         8,907       11,712       200,000       10,276
  6      51        2,578           0            6,867       9,391     200,000        12,177       14,701       200,000       13,765
  7      52        2,578           0            8,463      10,706     200,000        15,703       17,946       200,000       17,556
  8      53        2,578           0            9,977      11,940     200,000        19,515       21,478       200,000       21,706
  9      54        2,578           0           11,413      13,096     200,000        23,647       25,330       200,000       26,256
 10      55        2,578           0           12,771      14,173     200,000        28,138       29,540       200,000       31,227

 11      56        2,578           0           14,161      15,283     200,000        33,240       34,362       200,000       36,857
 12      57        2,578           0           15,460      16,301     200,000        38,822       39,663       200,000       43,043
 13      58        2,578           0           16,668      17,229     200,000        44,945       45,506       200,000       49,875
 14      59        2,578           0           17,786      18,067     200,000        51,678       51,959       200,000       57,376
 15      60        2,578           0           18,817      18,817     200,000        59,101       59,101       200,000       65,703
 16      61        2,578           0           19,479      19,479     200,000        67,021       67,021       200,000       74,673
 17      62        2,578           0           20,011      20,011     200,000        75,788       75,788       200,000       84,679
 18      63        2,578           0           20,393      20,393     200,000        85,502       85,502       200,000       95,774
 19      64        2,578           0           20,605      20,605     200,000        96,279       96,279       200,000      108,165
 20      65        2,578           0           20,603      20,603     200,000       108,248      108,248       200,000      121,967

 21      66        2,578           0           20,396      20,396     200,000       121,622      121,622       200,000      137,404
 22      67        2,578           0           19,953      19,953     200,000       136,568      136,568       200,000      154,649
 23      68        2,578           0           19,249      19,249     200,000       153,322      153,322       200,000      173,936
 24      69        2,578           0           18,281      18,281     200,000       172,164      172,164       201,432      195,361
 25      70        2,578           0           17,023      17,023     200,000       193,172      193,172       224,080      219,095
 26      71        2,578           0           15,423      15,423     200,000       216,397      216,397       248,856      245,373
 27      72        2,578           0           13,384      13,384     200,000       242,118      242,118       273,594      274,510
 28      73        2,578           0           10,822      10,822     200,000       270,624      270,624       300,393      306,830
 29      74        2,578           0            7,579       7,579     200,000       302,233      302,233       329,434      342,694
 30      75        2,578           0            3,525       3,525     200,000       337,326      337,326       360,939      382,517

 31      76        2,578           0                0           0           0       376,346      376,346       395,163      426,762
 32      77        2,578           0                0           0           0       419,462      419,462       440,435      475,755
 33      78        2,578           0                0           0           0       467,087      467,087       490,441      529,992
 34      79        2,578           0                0           0           0       519,661      519,661       545,644      590,003
 35      80        2,578           0                0           0           0       577,667      577,667       606,550      656,392
 36      81        2,578           0                0           0           0       641,618      641,618       673,699      729,787
 37      82        2,578           0                0           0           0       712,062      712,062       747,665      810,915
 38      83        2,578           0                0           0           0       789,568      789,568       829,046      900,463
 39      84        2,578           0                0           0           0       874,733      874,733       918,469      999,240
 40      85        2,578           0                0           0           0       968,199      968,199     1,016,609     1,108,003


        (10)          (11)
END                  BENEFIT
 OF     FUND         PAYABLE
YEAR    VALUE       AT DEATH
----  ---------     ---------
  1       1,975       200,000
  2       4,450       200,000
  3       7,139       200,000
  4       9,993       200,000
  5      13,081       200,000
  6      16,289       200,000
  7      19,800       200,000
  8      23,670       200,000
  9      27,938       200,000
 10      32,629       200,000
 11      37,978       200,000
 12      43,885       200,000
 13      50,436       200,000
 14      57,657       200,000
 15      65,703       200,000
 16      74,673       200,000
 17      84,679       200,000
 18      95,774       200,000
 19     108,165       200,000
 20     121,967       200,000
 21     137,404       200,000
 22     154,449       200,000
 23     173,936       205,244
 24     195,361       228,573
 25     219,095       254,151
 26     245,373       282,179
 27     274,510       310,196
 28     306,830       340,582
 29     342,694       373,537
 30     382,517       409,293
 31     426,762       448,100
 32     475,755       499,543
 33     529,992       556,492
 34     590,003       619,503
 35     656,392       689,211
 36     729,787       766,276
 37     810,915       851,461
 38      90,063       945,486
 39     999,240     1,049,202
 40   1,108,003     1,163,403

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             --------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                    12.00% (-10.42% NET)
                                             --------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)        (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     -----     --------     ---------     ----------    ---------
 41      86        2,578           0             0           0           0        1,070,629      1,070,629    1,124,161
 42      87        2,578           0             0           0           0        1,182,737      1,182,737    1,241,874
 43      88        2,578           0             0           0           0        1,305,243      1,305,243    1,370,505
 44      89        2,578           0             0           0           0        1,438,922      1,438,922    1,510,868
 45      90        2,578           0             0           0           0        1,584,522      1,584,522    1,663,748
 46      91        2,578           0             0           0           0        1,742,822      1,742,822    1,829,964
 47      92        2,578           0             0           0           0        1,918,968      1,918,968    1,995,727
 48      93        2,578           0             0           0           0        2,115,942      2,115,942    2,179,420
 49      94        2,578           0             0           0           0        2,337,470      2,337,470    2,884,219
 50      95        2,578           0             0           0           0        2,588,319      2,588,319    2,614,202

                 CURRENT CHARGES
      -------------------------------------

              12.00% (-10.42% NET)
      -------------------------------------
         (9)           (10)         (11)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
 41   1,227,594      1,227,594    1,288,974
 42   1,358,912      1,358,912    1,426,857
 43   1,502,886      1,502,886    1,578,030
 44   1,660,840      1,660,840    1,743,882
 45   1,833,922      1,833,922    1,925,618
 46   2,023,180      2,023,180    2,124,339
 47   2,233,558      2,233,558    2,322,901
 48   2,468,269      2,468,269    2,542,317
 49   2,731,304      2,731,304    2,785,930
 50   3,027,386      3,027,386    3,057,660

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                                TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                    DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON                        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
  1      46       2,578           0            0        0            304           1,975      200,000
  2      47       2,578           0            0        0          2,560           4,450      200,000
  3      48       2,578           0            0        0          4,335           7,139      200,000
  4      49       2,578           0            0        0          7,189           9,993      200,000
  5      50       2,578           0            0        0         10,276          13,081      200,000
  6      51       2,578           0            0        0         13,765          16,289      200,000
  7      52       2,578           0            0        0         17,556          19,800      200,000
  8      53       2,578           0            0        0         21,706          23,670      200,000
  9      54       2,578           0            0        0         26,256          27,938      200,000
 10      55       2,578           0            0        0         31,227          32,629      200,000

 11      56       2,578           0            0        0         36,857          37,978      200,000
 12      57       2,578           0            0        0         43,043          43,885      200,000
 13      58       2,578           0            0        0         49,875          50,436      200,000
 14      59       2,578           0            0        0         57,376          57,657      200,000
 15      60       2,578           0            0        0         65,703          65,703      200,000
 16      61       2,578           0            0        0         74,673          74,673      200,000
 17      62       2,578           0            0        0         84,679          84,679      200,000
 18      63       2,578           0            0        0         95,774          95,774      200,000
 19      64       2,578           0            0        0        108,165         108,165      200,000
 20      65       2,578           0            0        0        121,967         121,967      200,000

 21      66       2,578           0            0        0        137,404         137,404      200,000
 22      67       2,578           0            0        0        154,649         154,649      200,000
 23      68       2,578           0            0        0        173,936         173,936      205,244
 24      69       2,578           0            0        0        195,361         195,361      228,573
 25      70       2,578           0            0        0        219,095         219,095      254,151
 26      71       2,578           0            0        0        245,373         245,373      282,179
 27      72       2,578           0            0        0        274,510         274,510      310,196
 28      73       2,578           0            0        0        306,830         306,830      340,582
 29      74       2,578           0            0        0        342,694         342,694      373,537
 30      75       2,578           0            0        0        382,517         382,517      409,293

 31      76       2,578           0            0        0        426,762         426,762      448,100
 32      77       2,578           0            0        0        475,755         475,755      499,543
 33      78       2,578           0            0        0        529,992         529,992      556,492
 34      79       2,578           0            0        0        590,003         590,003      619,503
 35      80       2,578           0            0        0        656,392         656,392      689,211
 36      81       2,578           0            0        0        729,787         729,787      766,276
 37      82       2,578           0            0        0        810,915         810,915      851,461
 38      83       2,578           0            0        0        900,463         900,463      945,486
 39      84       2,578           0            0        0        999,240         999,240    1,049,202
 40      85       2,578           0            0        0       1,108,003      1,108,003    1,163,403

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
FEMALE PREFERRED NON-SMOKER AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND         PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ---------     ---------
 41      86       2,578           0            0        0       1,227,594     1,227,594     1,288,974
 42      87       2,578           0            0        0       1,358,912     1,358,912     1,426,857
 43      88       2,578           0            0        0       1,502,886     1,502,886     1,578,030
 44      89       2,578           0            0        0       1,660,840     1,660,840     1,743,882
 45      90       2,578           0            0        0       1,833,922     1,833,922     1,925,618
 46      91       2,578           0            0        0       2,023,180     2,023,180     2,124,339
 47      92       2,578           0            0        0       2,233,558     2,233,558     2,322,901
 48      93       2,578           0            0        0       2,468,269     2,468,269     2,542,317
 49      94       2,578           0            0        0       2,731,304     2,731,304     2,785,930
 50      95       2,578           0            0        0       3,027,386     3,027,386     3,057,660

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,132.08          INITIAL GUIDELINE ANNUAL: $2,904.46            INITIAL TWO YEAR MINIMUM: $2,578.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                   MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                                   TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00         THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                       DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                         (- 1.49%
                                                    0.00% (- 1.49% NET)                   0.00% (- 1.49% NET)              NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46        4,162           0              622       2,704     200,000           622       2,704     200,000           622
  2      47        4,162           0            2,683       5,122     200,000         2,683       5,122     200,000         3,146
  3      48        4,162           0            3,492       7,405     200,000         3,492       7,405     200,000         4,385
  4      49        4,162           0            5,622       9,535     200,000         5,622       9,535     200,000         6,914
  5      50        4,162           0            7,603      11,516     200,000         7,603      11,516     200,000         9,310
  6      51        4,162           0            9,830      13,352     200,000         9,830      13,352     200,000        11,945
  7      52        4,162           0           11,894      15,025     200,000        11,894      15,025     200,000        14,433
  8      53        4,162           0           13,754      16,493     200,000        13,754      16,493     200,000        16,820
  9      54        4,162           0           15,414      17,762     200,000        15,414      17,762     200,000        19,068
 10      55        4,162           0           16,834      18,791     200,000        16,834      18,791     200,000        21,158

 11      56        4,162           0           18,228      19,794     200,000        18,228      19,794     200,000        23,180
 12      57        4,162           0           19,371      20,545     200,000        19,371      20,545     200,000        25,040
 13      58        4,162           0           20,242      21,025     200,000        20,242      21,025     200,000        26,554
 14      59        4,162           0           20,819      21,211     200,000        20,819      21,211     200,000        27,930
 15      60        4,162           0           21,101      21,101     200,000        21,101      21,101     200,000        29,109
 16      61        4,162           0           20,669      20,669     200,000        20,669      20,669     200,000        29,698
 17      62        4,162           0           19,847      19,847     200,000        19,847      19,847     200,000        29,989
 18      63        4,162           0           18,580      18,580     200,000        18,580      18,580     200,000        29,960
 19      64        4,162           0           16,812      16,812     200,000        16,812      16,812     200,000        29,606
 20      65        4,162           0           14,456      14,456     200,000        14,456      14,456     200,000        28,983

 21      66        4,162           0           11,503      11,503     200,000        11,503      11,503     200,000        28,108
 22      67        4,162           0            7,832       7,832     200,000         7,832       7,832     200,000        26,910
 23      68        4,162           0            3,348       3,348     200,000         3,348       3,348     200,000        25,315
 24      69        4,162           0                0           0           0             0           0           0        23,183
 25      70        4,162           0                0           0           0             0           0           0        20,339
 26      71        4,162           0                0           0           0             0           0           0        16,785
 27      72        4,162           0                0           0           0             0           0           0        12,318
 28      73        4,162           0                0           0           0             0           0           0         6,935
 29      74        4,162           0                0           0           0             0           0           0           367


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1    2,704     200,000
  2    5,585     200,000
  3    8,298     200,000
  4   10,827     200,000
  5   13,223     200,000
  6   15,467     200,000
  7   17,563     200,000
  8   19,560     200,000
  9   21,416     200,000
 10   23,114     200,000
 11   24,745     200,000
 12   26,214     200,000
 13   27,337     200,000
 14   28,322     200,000
 15   29,109     200,000
 16   29,698     200,000
 17   29,989     200,000
 18   29,960     200,000
 19   29,606     200,000
 20   28,983     200,000
 21   28,108     200,000
 22   26,910     200,000
 23   25,315     200,000
 24   23,183     200,000
 25   20,339     200,000
 26   16,785     200,000
 27   12,318     200,000
 28    6,935     200,000
 29      367     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 75.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                       0.00% (-1.49% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
  1      46       4,162           0            0        0            622        2,704    200,000
  2      47       4,162           0            0        0          3,146        5,585    200,000
  3      48       4,162           0            0        0          4,385        8,298    200,000
  4      49       4,162           0            0        0          6,914       10,827    200,000
  5      50       4,162           0            0        0          9,310       13,223    200,000
  6      51       4,162           0            0        0         11,945       15,467    200,000
  7      52       4,162           0            0        0         14,433       17,563    200,000
  8      53       4,162           0            0        0         16,820       19,560    200,000
  9      54       4,162           0            0        0         19,068       21,416    200,000
 10      55       4,162           0            0        0         21,158       23,114    200,000

 11      56       4,162           0            0        0         23,180       24,745    200,000
 12      57       4,162           0            0        0         25,040       26,214    200,000
 13      58       4,162           0            0        0         26,554       27,337    200,000
 14      59       4,162           0            0        0         27,930       28,322    200,000
 15      60       4,162           0            0        0         29,109       29,109    200,000
 16      61       4,162           0            0        0         29,698       29,698    200,000
 17      62       4,162           0            0        0         29,989       29,989    200,000
 18      63       4,162           0            0        0         29,960       29,960    200,000
 19      64       4,162           0            0        0         29,606       29,606    200,000
 20      65       4,162           0            0        0         28,983       28,983    200,000

 21      66       4,162           0            0        0         28,108       28,108    200,000
 22      67       4,162           0            0        0         26,910       26,910    200,000
 23      68       4,162           0            0        0         25,315       25,315    200,000
 24      69       4,162           0            0        0         23,183       23,183    200,000
 25      70       4,162           0            0        0         20,339       20,339    200,000
 26      71       4,162           0            0        0         16,785       16,785    200,000
 27      72       4,162           0            0        0         12,318       12,318    200,000
 28      73       4,162           0            0        0          6,935        6,935    200,000
 29      74       4,162           0            0        0            367          367    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 75.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                 FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       6.00%
                                                                                                                          (4.46%
                                                    0.00% (-1.49% NET)                     6.00% (4.46% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46         4,162          0              622       2,704     200,000           818       2,901     200,000           818
  2      47         4,162          0            2,683       5,122     200,000         3,239       5,678     200,000         3,716
  3      48         4,162          0            3,492       7,405     200,000         4,568       8,482     200,000         5,516
  4      49         4,162          0            5,622       9,535     200,000         7,380      11,293     200,000         8,793
  5      50         4,162          0            7,603      11,516     200,000        10,204      14,118     200,000        12,124
  6      51         4,162          0            9,830      13,352     200,000        13,437      16,959     200,000        15,885
  7      52         4,162          0           11,894      15,025     200,000        16,670      19,800     200,000        19,691
  8      53         4,162          0           13,754      16,493     200,000        19,864      22,604     200,000        23,592
  9      54         4,162          0           15,414      17,762     200,000        23,024      25,372     200,000        27,556
 10      55         4,162          0           16,834      18,791     200,000        26,112      28,068     200,000        31,570

 11      56         4,162          0           18,228      19,794     200,000        29,400      30,966     200,000        35,803
 12      57         4,162          0           19,371      20,545     200,000        32,633      33,807     200,000        40,118
 13      58         4,162          0           20,242      21,025     200,000        35,795      36,578     200,000        44,354
 14      59         4,162          0           20,819      21,211     200,000        38,870      39,261     200,000        48,711
 15      60         4,162          0           21,101      21,101     200,000        41,860      41,860     200,000        53,148
 16      61         4,162          0           20,669      20,669     200,000        44,360      44,360     200,000        57,289
 17      62         4,162          0           19,847      19,847     200,000        46,704      46,704     200,000        61,457
 18      63         4,162          0           18,580      18,580     200,000        48,853      48,853     200,000        65,652
 19      64         4,162          0           16,812      16,812     200,000        50,768      50,768     200,000        69,893
 20      65         4,162          0           14,456      14,456     200,000        52,382      52,382     200,000        74,248

 21      66         4,162          0           11,503      11,503     200,000        53,718      53,718     200,000        78,783
 22      67         4,162          0            7,832       7,832     200,000        54,669      54,669     200,000        83,455
 23      68         4,162          0            3,348       3,348     200,000        55,171      55,171     200,000        88,252
 24      69         4,162          0                0           0           0        55,201      55,201     200,000        93,124
 25      70         4,162          0                0           0           0        54,641      54,641     200,000        98,018
 26      71         4,162          0                0           0           0        53,351      53,351     200,000       102,997
 27      72         4,162          0                0           0           0        51,184      51,184     200,000       108,025
 28      73         4,162          0                0           0           0        47,887      47,887     200,000       113,185
 29      74         4,162          0                0           0           0        43,186      43,186     200,000       118,451
 30      75         4,162          0                0           0           0        36,758      36,758     200,000       128,830

 31      76         4,162          0                0           0           0        28,109      28,109     200,000       129,463
 32      77         4,162          0                0           0           0        16,708      16,708     200,000       135,312
 33      78         4,162          0                0           0           0         1,912       1,912     200,000       141,426
 34      79         4,162          0                0           0           0             0           0           0       147,458
 35      80         4,162          0                0           0           0             0           0           0       153,856
 36      81         4,162          0                0           0           0             0           0           0       160,854
 37      82         4,162          0                0           0           0             0           0           0       168,634
 38      83         4,162          0                0           0           0             0           0           0       177,850
 39      84         4,162          0                0           0           0             0           0           0       188,705
 40      85         4,162          0                0           0           0             0           0           0       200,739


       (10)         (11)
END               BENEFIT
 OF    FUND       PAYABLE
YEAR   VALUE      AT DEATH
----  -------     --------
  1     2,901     200,000
  2     6,155     200,000
  3     9,430     200,000
  4    12,707     200,000
  5    16,038     200,000
  6    19,407     200,000
  7    22,821     200,000
  8    26,332     200,000
  9    29,904     200,000
 10    33,527     200,000
 11    37,369     200,000
 12    41,292     200,000
 13    45,137     200,000
 14    49,102     200,000
 15    53,148     200,000
 16    57,289     200,000
 17    61,457     200,000
 18    65,652     200,000
 19    69,893     200,000
 20    74,248     200,000
 21    78,783     200,000
 22    83,455     200,000
 23    88,252     200,000
 24    93,124     200,000
 25    98,018     200,000
 26   102,997     200,000
 27   108,025     200,000
 28   113,185     200,000
 29   118,451     200,000
 30   123,830     200,000
 31   129,463     200,000
 32   135,312     200,000
 33   141,426     200,000
 34   147,458     200,000
 35   153,856     200,000
 36   160,854     200,000
 37   168,634     200,000
 38   177,850     200,000
 39   188,705     200,000
 40   200,739     210,776

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                        CURRENT
                                                                                                                        CHARGES
                                                                                                                       ---------
                                                                      GUARANTEED CHARGES
                                             ---------------------------------------------------------------------       6.00%
                                                                                                                        (4.46%
                                                    0.00% (-1.49% NET)                   6.00% (4.46% NET)               NET)
                                             --------------------------------     --------------------------------     ---------
                    (1)           (2)           (3)         (4)        (5)           (6)         (7)        (8)           (9)
END                 NET           NET          VALUE                 BENEFIT        VALUE                 BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON         FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     -----     --------     ---------
 41      86        4,162           0             0           0           0            0           0           0         213,137
 42      87        4,162           0             0           0           0            0           0           0         225,860
 43      88        4,162           0             0           0           0            0           0           0         238,911
 44      89        4,162           0             0           0           0            0           0           0         252,268
 45      90        4,162           0             0           0           0            0           0           0         265,913
 46      91        4,162           0             0           0           0            0           0           0         279,780
 47      92        4,162           0             0           0           0            0           0           0         294,692
 48      93        4,162           0             0           0           0            0           0           0         310,854
 49      94        4,162           0             0           0           0            0           0           0         328,507
 50      95        4,162           0             0           0           0            0           0           0         347,940


        (10)        (11)
END               BENEFIT
 OF     FUND      PAYABLE
YEAR   VALUE      AT DEATH
----  --------    --------
 41    213,137    223,794
 42    225,860    237,153
 43    238,911    250,856
 44    252,268    264,881
 45    265,913    279,208
 46    279,780    293,769
 47    294,692    306,479
 48    310,854    320,179
 49    328,507    335,078
 50    347,940    351,420

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
  1      46       4,162           0            0        0            818         2,901    200,000
  2      47       4,162           0            0        0          3,716         6,155    200,000
  3      48       4,162           0            0        0          5,516         9,430    200,000
  4      49       4,162           0            0        0          8,793        12,707    200,000
  5      50       4,162           0            0        0         12,124        16,038    200,000
  6      51       4,162           0            0        0         15,885        19,407    200,000
  7      52       4,162           0            0        0         19,691        22,821    200,000
  8      53       4,162           0            0        0         23,592        26,332    200,000
  9      54       4,162           0            0        0         27,556        29,904    200,000
 10      55       4,162           0            0        0         31,570        33,527    200,000

 11      56       4,162           0            0        0         35,803        37,369    200,000
 12      57       4,162           0            0        0         40,118        41,292    200,000
 13      58       4,162           0            0        0         44,354        45,137    200,000
 14      59       4,162           0            0        0         48,711        49,102    200,000
 15      60       4,162           0            0        0         53,148        53,148    200,000
 16      61       4,162           0            0        0         57,289        57,289    200,000
 17      62       4,162           0            0        0         61,457        61,457    200,000
 18      63       4,162           0            0        0         65,652        65,652    200,000
 19      64       4,162           0            0        0         69,893        69,893    200,000
 20      65       4,162           0            0        0         74,248        74,248    200,000

 21      66       4,162           0            0        0         78,783        78,783    200,000
 22      67       4,162           0            0        0         83,455        83,455    200,000
 23      68       4,162           0            0        0         88,252        88,252    200,000
 24      69       4,162           0            0        0         93,124        93,124    200,000
 25      70       4,162           0            0        0         98,018        98,018    200,000
 26      71       4,162           0            0        0        102,997       102,997    200,000
 27      72       4,162           0            0        0        108,025       108,025    200,000
 28      73       4,162           0            0        0        113,185       113,185    200,000
 29      74       4,162           0            0        0        118,451       118,451    200,000
 30      75       4,162           0            0        0        123,830       123,830    200,000

 31      76       4,162           0            0        0        129,463       129,463    200,000
 32      77       4,162           0            0        0        135,312       135,312    200,000
 33      78       4,162           0            0        0        141,426       141,426    200,000
 34      79       4,162           0            0        0        147,458       147,458    200,000
 35      80       4,162           0            0        0        153,856       153,856    200,000
 36      81       4,162           0            0        0        160,854       160,854    200,000
 37      82       4,162           0            0        0        168,634       168,634    200,000
 38      83       4,162           0            0        0        177,850       177,850    200,000
 39      84       4,162           0            0        0        188,705       188,705    200,000
 40      85       4,162           0            0        0        200,739       200,739    210,776

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
 41      86       4,162           0            0        0        213,137       213,137    223,794
 42      87       4,162           0            0        0        225,860       225,860    237,153
 43      88       4,162           0            0        0        238,911       238,911    250,856
 44      89       4,162           0            0        0        252,268       252,268    264,881
 45      90       4,162           0            0        0        265,913       265,913    279,208
 46      91       4,162           0            0        0        279,780       279,780    293,769
 47      92       4,162           0            0        0        294,692       294,692    306,479
 48      93       4,162           0            0        0        310,854       310,854    320,179
 49      94       4,162           0            0        0        328,507       328,507    335,078
 50      95       4,162           0            0        0        347,940       347,940    351,420

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 79. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             ---------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                      12.00% (10.42% NET)
                                             ---------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)         (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                  BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     ------     --------     ---------     ----------    ---------
  1      46        4,162           0              622       2,704     200,000         1,015           3,097      200,000
  2      47        4,162           0            2,683       5,122     200,000         3,821           6,259      200,000
  3      48        4,162           0            3,492       7,405     200,000         5,741           9,654      200,000
  4      49        4,162           0            5,622       9,535     200,000         9,375          13,288      200,000
  5      50        4,162           0            7,603      11,516     200,000        13,281          17,194      200,000
  6      51        4,162           0            9,830      13,352     200,000        17,888          21,410      200,000
  7      52        4,162           0           11,894      15,025     200,000        22,823          25,954      200,000
  8      53        4,162           0           13,754      16,493     200,000        28,090          30,829      200,000
  9      54        4,162           0           15,414      17,762     200,000        33,738          36,086      200,000
 10      55        4,162           0           16,834      18,791     200,000        39,785          41,742      200,000

 11      56        4,162           0           18,228      19,794     200,000        46,654          48,219      200,000
 12      57        4,162           0           19,371      20,545     200,000        54,118          55,292      200,000
 13      58        4,162           0           20,242      21,025     200,000        62,258          63,041      200,000
 14      59        4,162           0           20,819      21,211     200,000        71,170          71,561      200,000
 15      60        4,162           0           21,101      21,101     200,000        80,987          80,987      200,000
 16      61        4,162           0           20,669      20,669     200,000        91,458          91,458      200,000
 17      62        4,162           0           19,847      19,847     200,000       103,117         103,117      200,000
 18      63        4,162           0           18,580      18,580     200,000       116,160         116,160      200,000
 19      64        4,162           0           16,812      16,812     200,000       130,830         130,830      200,000
 20      65        4,162           0           14,456      14,456     200,000       147,419         147,419      200,000

 21      66        4,162           0           11,503      11,503     200,000       166,399         166,399      200,000
 22      67        4,162           0            7,832       7,832     200,000       187,659         187,659      223,314
 23      68        4,162           0            3,348       3,448     200,000       211,019         211,019      249,003
 24      69        4,162           0                0           0           0       236,703         236,703      276,943
 25      70        4,162           0                0           0           0       264,935         264,935      307,324
 26      71        4,162           0                0           0           0       295,962         295,962      340,356
 27      72        4,162           0                0           0           0       330,269         330,269      373,204
 28      73        4,162           0                0           0           0       368,260         368,260      408,768
 29      74        4,162           0                0           0           0       410,425         410,425      447,363
 30      75        4,162           0                0           0           0       457,360         457,360      489,375

 31      76        4,162           0                0           0           0       509,767         509,767      535,256
 32      77        4,162           0                0           0           0       567,445         567,445      595,818
 33      78        4,162           0                0           0           0       630,891         630,891      662,436
 34      79        4,162           0                0           0           0       700,656         700,656      735,688
 35      80        4,162           0                0           0           0       777,319         777,319      816,185
 36      81        4,162           0                0           0           0       861,495         861,495      904,570
 37      82        4,162           0                0           0           0       953,839         953,839    1,001,530
 38      83        4,162           0                0           0           0      1,055,018      1,055,018    1,107,769
 39      84        4,162           0                0           0           0      1,165,735      1,165,735    1,224,022
 40      85        4,162           0                0           0           0      1,286,751      1,286,751    1,351,089

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)           (10)         (11)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
  1      1,015           3,097      200,000
  2      4,311           6,750      200,000
  3      6,744          10,657      200,000
  4     10,916          14,829      200,000
  5     15,435          19,349      200,000
  6     20,715          24,238      200,000
  7     26,414          29,545      200,000
  8     32,629          35,368      200,000
  9     39,383          41,731      200,000
 10     46,729          48,686      200,000
 11     55,018          56,583      200,000
 12     64,135          65,309      200,000
 13     74,053          74,836      200,000
 14     85,067          85,459      200,000
 15     97,294          97,294      200,000
 16    110,526         110,526      200,000
 17    125,321         125,321      200,000
 18    141,931         141,931      200,000
 19    160,668         160,668      200,000
 20    181,641         181,641      221,601
 21    204,902         204,902      245,883
 22    230,561         230,561      274,367
 23    258,853         258,853      305,446
 24    290,022         290,022      339,326
 25    324,330         324,330      376,223
 26    362,121         362,121      416,439
 27    403,906         403,906      456,414
 28    450,215         450,215      499,739
 29    501,601         501,601      546,745
 30    558,732         558,732      597,843
 31    622,462         622,462      653,585
 32    692,728         692,728      727,365
 33    770,135         770,135      808,642
 34    855,015         855,015      897,766
 35    948,238         948,238      995,650
 36   1,050,589      1,050,589    1,103,119
 37   1,162,757      1,162,757    1,220,895
 38   1,286,260      1,286,260    1,350,573
 39   1,421,644      1,421,644    1,492,726
 40   1,569,747      1,569,747    1,648,235

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             --------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                     12.00% (10.42% NET)
                                             --------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)        (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     -----     --------     ---------     ----------    ---------
 41      86        4,162           0             0           0           0        1,418,892      1,418,892    1,489,837
 42      87        4,162           0             0           0           0        1,563,072      1,563,072    1,641,226
 43      88        4,162           0             0           0           0        1,720,278      1,720,278    1,806,292
 44      89        4,162           0             0           0           0        1,891,421      1,891,421    1,985,992
 45      90        4,162           0             0           0           0        2,077,580      2,077,580    2,181,459
 46      91        4,162           0             0           0           0        2,279,877      2,279,877    2,393,871
 47      92        4,162           0             0           0           0        2,506,417      2,506,417    2,606,674
 48      93        4,162           0             0           0           0        2,761,288      2,761,288    2,844,126
 49      94        4,162           0             0           0           0        3,049,260      3,049,260    3,110,246
 50      95        4,162           0             0           0           0        3,376,524      3,376,524    3,410,289

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)           (10)         (11)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
 41   1,731,698      1,731,698    1,818,283
 42   1,908,344      1,908,344    2,003,761
 43   2,100,957      2,100,957    2,206,004
 44   2,310,665      2,310,665    2,426,198
 45   2,538,701      2,538,701    2,665,636
 46   2,785,912      2,785,912    2,925,207
 47   3,062,347      3,062,347    3,184,841
 48   3,373,126      3,373,126    3,474,319
 49   3,724,447      3,724,447    3,798,936
 50   4,123,913      4,123,913    4,165,152

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                                    MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                  INITIAL DEATH BENEFIT =
TABLE: 0                                                    TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00          THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                        DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON            FUND        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
  1      46       4,162           0            0        0          1,015           3,097      200,000
  2      47       4,162           0            0        0          4,311           6,750      200,000
  3      48       4,162           0            0        0          6,744          10,657      200,000
  4      49       4,162           0            0        0         10,916          14,829      200,000
  5      50       4,162           0            0        0         15,435          19,349      200,000
  6      51       4,162           0            0        0         20,715          24,238      200,000
  7      52       4,162           0            0        0         26,414          29,545      200,000
  8      53       4,162           0            0        0         32,629          35,368      200,000
  9      54       4,162           0            0        0         39,383          41,731      200,000
 10      55       4,162           0            0        0         46,729          48,686      200,000

 11      56       4,162           0            0        0         55,018          56,583      200,000
 12      57       4,162           0            0        0         64,135          65,309      200,000
 13      58       4,162           0            0        0         74,053          74,836      200,000
 14      59       4,162           0            0        0         85,067          85,459      200,000
 15      60       4,162           0            0        0         97,294          97,294      200,000
 16      61       4,162           0            0        0        110,526         110,526      200,000
 17      62       4,162           0            0        0        125,321         125,321      200,000
 18      63       4,162           0            0        0        141,931         141,931      200,000
 19      64       4,162           0            0        0        160,668         160,668      200,000
 20      65       4,162           0            0        0        181,641         181,641      221,601

 21      66       4,162           0            0        0        204,902         204,902      245,883
 22      67       4,162           0            0        0        230,561         230,561      274,367
 23      68       4,162           0            0        0        258,853         258,853      305,446
 24      69       4,162           0            0        0        290,022         290,022      339,326
 25      70       4,162           0            0        0        324,330         324,330      376,223
 26      71       4,162           0            0        0        362,121         362,121      416,439
 27      72       4,162           0            0        0        403,906         403,906      456,414
 28      73       4,162           0            0        0        450,215         450,215      499,739
 29      74       4,162           0            0        0        501,601         501,601      546,745
 30      75       4,162           0            0        0        558,732         558,732      597,843

 31      76       4,162           0            0        0        622,462         622,462      653,585
 32      77       4,162           0            0        0        692,728         692,728      727,365
 33      78       4,162           0            0        0        770,135         770,135      806,642
 34      79       4,162           0            0        0        855,015         855,015      897,766
 35      80       4,162           0            0        0        948,238         948,238      995,650
 36      81       4,162           0            0        0       1,050,589      1,050,589    1,103,119
 37      82       4,162           0            0        0       1,162,757      1,162,757    1,220,895
 38      83       4,162           0            0        0       1,286,260      1,286,260    1,350,573
 39      84       4,162           0            0        0       1,421,644      1,421,644    1,492,726
 40      85       4,162           0            0        0       1,569,747      1,569,747    1,648,235

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

           ALLOCATION OF VALUES
FOR:                                                   MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
MALE STANDARD SMOKER AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
TABLE: 0                                                   TO AGE 95                                            SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 4,162.00            THE MUTUAL LIFE INSURANCE COMPANY OF NEW
                                                              YORK
                                                       DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON                        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
 41      86       4,162           0            0        0       1,731,698      1,731,698    1,818,283
 42      87       4,162           0            0        0       1,908,344      1,908,344    2,003,761
 43      88       4,162           0            0        0       2,100,957      2,100,957    2,206,004
 44      89       4,162           0            0        0       2,310,665      2,310,665    2,426,198
 45      90       4,162           0            0        0       2,538,701      2,538,701    2,665,636
 46      91       4,162           0            0        0       2,785,912      2,785,912    2,925,207
 47      92       4,162           0            0        0       3,062,347      3,062,347    3,184,841
 48      93       4,162           0            0        0       3,373,126      3,373,126    3,474,319
 49      94       4,162           0            0        0       3,724,447      3,724,447    3,798,936
 50      95       4,162           0            0        0       4,123,913      4,123,913    4,165,152

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $57,396.36          INITIAL GUIDELINE ANNUAL: $4,697.10            INITIAL TWO YEAR MINIMUM: $4,162.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                         MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                         TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
1ST YR ANNUAL PREMIUM = 3,088.00  THE MUTUAL LIFE INSURANCE COMPANY OF NEW
                                                    YORK
                                             DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                          (-1.49%
                                                    0.00% (-1.49% NET)                    0.00% (-1.49% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)          (7)        (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER      VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     -------    --------     ---------
  1      46        3,088           0              347       2,150     202,150           347        2,150    202,150           347
  2      47        3,088           0            1,578       4,184     204,184         1,578        4,184    204,184         1,888
  3      48        3,088           0            2,979       6,140     206,140         2,979        6,140    206,140         3,545
  4      49        3,088           0            4,834       7,996     207,996         4,834        7,996    207,996         5,607
  5      50        3,088           0            6,591       9,753     209,753         6,591        9,753    209,753         7,566
  6      51        3,088           0            8,566      11,412     211,412         8,566       11,412    211,412         9,694
  7      52        3,088           0           10,422      12,951     212,951        10,422       12,951    212,951        11,746
  8      53        3,088           0           12,159      14,372     214,372        12,159       14,372    214,372        13,725
  9      54        3,088           0           13,755      15,652     215,652        13,755       15,652    215,652        15,656
 10      55        3,088           0           15,214      16,795     216,795        15,214       16,795    216,795        17,515

 11      56        3,088           0           16,667      17,932     217,932        16,667       17,932    217,932        19,374
 12      57        3,088           0           17,941      18,890     218,890        17,941       18,890    218,890        21,027
 13      58        3,088           0           19,039      19,671     219,671        19,039       19,671    219,671        22,572
 14      59        3,088           0           19,938      20,254     220,254        19,938       20,254    220,254        24,032
 15      60        3,088           0           20,616      20,616     220,616        20,616       20,616    220,616        25,434
 16      61        3,088           0           20,736      20,736     220,736        20,736       20,736    220,736        26,436
 17      62        3,088           0           20,592      20,592     220,592        20,592       20,592    220,592        27,262
 18      63        3,088           0           20,187      20,187     220,187        20,187       20,187    22,0187        27,865
 19      64        3,088           0           19,428      19,428     219,428        19,428       19,428    219,428        28,318
 20      65        3,088           0           18,295      18,295     218,295        18,295       18,295    218,295        28,623

 21      66        3,088           0           16,804      16,804     216,804        16,804       16,804    216,804        28,796
 22      67        3,088           0           14,875      14,875     214,875        14,875       14,875    214,875        28,776
 23      68        3,088           0           12,464      12,464     212,464        12,464       12,464    212,464        28,518
 24      69        3,088           0            9,527       9,527     209,527         9,527        9,527    209,527        27,951
 25      70        3,088           0            6,047       6,047     206,047         6,047        6,047    206,047        27,009
 26      71        3,088           0            1,934       1,934     201,934         1,934        1,934    201,934        25,694
 27      72        3,088           0                0           0           0             0            0          0        23,915
 28      73        3,088           0                0           0           0             0            0          0        21,723
 29      74        3,088           0                0           0           0             0            0          0        18,981
 30      75        3,088           0                0           0           0             0            0          0        15,646

 31      76        3,088           0                0           0           0             0            0          0        11,747
 32      77        3,088           0                0           0           0             0            0          0         7,123
 33      78        3,088           0                0           0           0             0            0          0         1,662


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR   VALUE     AT DEATH
----  -------    --------
  1     2,150    202,150
  2     4,493    204,493
  3     6,707    206,707
  4     8,769    208,769
  5    10,728    210,728
  6    12,539    212,539
  7    14,276    214,276
  8    15,939    215,939
  9    17,553    217,553
 10    19,096    219,096
 11    20,639    220,639
 12    21,976    221,976
 13    23,204    223,204
 14    24,348    224,348
 15    25,434    225,434
 16    26,436    226,436
 17    27,262    227,262
 18    27,865    227,865
 19    28,318    228,318
 20    28,623    228,623
 21    28,796    228,796
 22    28,776    228,776
 23    28,518    228,518
 24    27,951    227,951
 25    27,009    227,009
 26    25,694    225,694
 27    23,915    223,915
 28    21,723    221,723
 29    18,981    218,981
 30    15,646    215,646
 31    11,747    211,747
 32     7,123    207,123
 33     1,662    201,662

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the Actual Rates of Investment Return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                       0.00% (-1.49% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
  1      46       3,088           0            0        0            347        2,150    202,150
  2      47       3,088           0            0        0          1,888        4,493    204,493
  3      48       3,088           0            0        0          3,545        6,707    206,707
  4      49       3,088           0            0        0          5,607        8,769    208,769
  5      50       3,088           0            0        0          7,566       10,728    210,728
  6      51       3,088           0            0        0          9,694       12,539    212,539
  7      52       3,088           0            0        0         11,746       14,276    214,276
  8      53       3,088           0            0        0         13,725       15,939    215,939
  9      54       3,088           0            0        0         15,656       17,553    217,553
 10      55       3,088           0            0        0         17,515       19,096    219,096

 11      56       3,088           0            0        0         19,374       20,639    220,639
 12      57       3,088           0            0        0         21,027       21,976    221,976
 13      58       3,088           0            0        0         22,572       23,204    223,204
 14      59       3,088           0            0        0         24,032       24,348    224,348
 15      60       3,088           0            0        0         25,434       25,434    225,434
 16      61       3,088           0            0        0         26,436       26,436    226,436
 17      62       3,088           0            0        0         27,262       27,262    227,262
 18      63       3,088           0            0        0         27,865       27,865    227,865
 19      64       3,088           0            0        0         28,318       28,318    228,318
 20      65       3,088           0            0        0         28,623       28,623    228,623

 21      66       3,088           0            0        0         28,796       28,796    228,796
 22      67       3,088           0            0        0         28,776       28,776    228,776
 23      68       3,088           0            0        0         28,518       28,518    228,518
 24      69       3,088           0            0        0         27,951       27,951    227,951
 25      70       3,088           0            0        0         27,009       27,009    227,009
 26      71       3,088           0            0        0         25,694       25,694    225,694
 27      72       3,088           0            0        0         23,915       23,915    223,915
 28      73       3,088           0            0        0         21,723       21,723    221,723
 29      74       3,088           0            0        0         18,981       18,981    218,981
 30      75       3,088           0            0        0         15,646       15,646    215,646

 31      76       3,088           0            0        0         11,747       11,747    211,747
 32      77       3,088           0            0        0          7,123        7,123    207,123
 33      78       3,088           0            0        0          1,662        1,662    201,662

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 79.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                              MONY EQUITYMASTER                    SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                   SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00    THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                  PLUS FUND VALUE
                                                  DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       6.00%
                                                                                                                          (4.46%
                                                    0.00% (-1.49% NET)                     6.00% (4.46% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      46        3,088           0              347       2,150     202,150           497       2,300     202,300           497
  2      47        3,088           0            1,578       4,184     204,184         2,010       4,616     204,616         2,329
  3      48        3,088           0            2,979       6,140     206,140         3,824       6,986     206,986         4,429
  4      49        3,088           0            4,834       7,996     207,996         6,227       9,389     209,389         7,079
  5      50        3,088           0            6,591       9,753     209,753         8,663      11,825     211,825         9,774
  6      51        3,088           0            8,566      11,412     211,412        11,450      14,295     214,295        12,783
  7      52        3,088           0           10,422      12,951     212,951        14,249      16,778     216,778        15,863
  8      53        3,088           0           12,159      14,372     214,372        17,061      19,274     219,274        19,017
  9      54        3,088           0           13,755      15,652     215,652        19,861      21,758     221,758        22,273
 10      55        3,088           0           15,214      16,795     216,795        22,649      24,230     224,230        25,611

 11      56        3,088           0           16,667      17,932     217,932        25,602      26,867     226,867        29,156
 12      57        3,088           0           17,941      18,890     218,890        28,515      29,463     229,463        32,665
 13      58        3,088           0           19,039      19,671     219,671        31,384      32,017     232,017        36,234
 14      59        3,088           0           19,938      20,254     220,254        34,184      34,500     234,500        39,891
 15      60        3,088           0           20,616      20,616     220,616        36,885      36,885     236,885        43,666
 16      61        3,088           0           20,736      20,736     220,736        39,143      39,143     239,143        47,223
 17      62        3,088           0           20,592      20,592     220,592        41,243      41,243     241,243        50,785
 18      63        3,088           0           20,187      20,187     220,187        43,176      43,176     243,176        54,303
 19      64        3,088           0           19,428      19,428     219,428        44,836      44,836     244,836        57,849
 20      65        3,088           0           18,295      18,295     218,295        46,184      46,184     246,184        61,423

 21      66        3,088           0           16,804      16,804     216,804        47,221      47,221     247,221        65,044
 22      67        3,088           0           14,875      14,875     214,875        47,841      47,841     247,841        68,648
 23      68        3,088           0           12,464      12,464     212,464        47,975      47,975     247,975        72,185
 24      69        3,088           0            9,527       9,527     209,527        47,549      47,549     247,549        75,578
 25      70        3,088           0            6,047       6,047     206,047        46,510      46,510     246,510        78,747
 26      71        3,088           0            1,934       1,934     201,934        44,729      44,729     244,729        81,679
 27      72        3,088           0                0           0           0        41,947      41,947     241,947        84,264
 28      73        3,088           0                0           0           0        38,238      38,238     238,238        86,534
 29      74        3,088           0                0           0           0        33,334      33,334     233,334        88,327
 30      75        3,088           0                0           0           0        27,003      27,003     227,003        89,568

 31      76        3,088           0                0           0           0        19,074      19,074     219,074        90,255
 32      77        3,088           0                0           0           0         9,394       9,394     209,394        90,187
 33      78        3,088           0                0           0           0             0           0           0        89,205
 34      79        3,088           0                0           0           0             0           0           0        86,300
 35      80        3,088           0                0           0           0             0           0           0        81,920
 36      81        3,088           0                0           0           0             0           0           0        75,966
 37      82        3,088           0                0           0           0             0           0           0        68,064
 38      83        3,088           0                0           0           0             0           0           0        59,250
 39      84        3,088           0                0           0           0             0           0           0        48,543
 40      85        3,088           0                0           0           0             0           0           0        35,478


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1    2,300     202,300
  2    4,935     204,935
  3    7,590     207,590
  4   10,241     210,241
  5   12,936     212,936
  6   15,629     215,629
  7   18,392     218,392
  8   21,230     221,230
  9   24,170     224,170
 10   27,192     227,192
 11   30,421     230,421
 12   33,613     233,613
 13   36,866     236,866
 14   40,207     240,207
 15   43,666     243,666
 16   47,223     247,223
 17   50,785     250,785
 18   54,303     254,303
 19   57,849     257,849
 20   61,423     261,423
 21   65,044     265,044
 22   68,648     268,648
 23   72,185     272,185
 24   75,578     275,578
 25   78,747     278,747
 26   81,679     281,679
 27   84,264     284,264
 28   86,534     286,534
 29   88,327     288,327
 30   89,568     289,568
 31   90,255     290,255
 32   90,187     290,187
 33   89,205     289,205
 34   86,300     286,300
 35   81,920     281,920
 36   75,966     275,966
 37   68,064     268,064
 38   59,250     259,250
 39   48,543     248,543
 40   35,478     235,478

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                                                                                        CURRENT
                                                                                                                        CHARGES
                                                                                                                       ---------
                                                                      GUARANTEED CHARGES
                                             ---------------------------------------------------------------------       6.00%
                                                                                                                        (4.46%
                                                    0.00% (-1.49% NET)                   6.00% (4.46% NET)               NET)
                                             --------------------------------     --------------------------------     ---------
                    (1)           (2)           (3)         (4)        (5)           (6)         (7)        (8)           (9)
END                 NET           NET          VALUE                 BENEFIT        VALUE                 BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON         FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     -----     --------     ---------
 41      86        3,088           0             0           0           0            0           0           0          19,938
 42      87        3,088           0             0           0           0            0           0           0           1,381


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR   VALUE     AT DEATH
----  -------    --------
 41    19,938    219,938
 42     1,381    201,381

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                        6.00% (4.46% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
  1      46       3,088           0            0        0            497        2,300    202,300
  2      47       3,088           0            0        0          2,329        4,935    204,935
  3      48       3,088           0            0        0          4,429        7,590    207,590
  4      49       3,088           0            0        0          7,079       10,241    210,241
  5      50       3,088           0            0        0          9,774       12,936    212,936
  6      51       3,088           0            0        0         12,783       15,629    215,629
  7      52       3,088           0            0        0         15,863       18,392    218,392
  8      53       3,088           0            0        0         19,017       21,230    221,230
  9      54       3,088           0            0        0         22,273       24,170    224,170
 10      55       3,088           0            0        0         25,611       27,192    227,192

 11      56       3,088           0            0        0         29,156       30,421    230,421
 12      57       3,088           0            0        0         32,665       33,613    233,613
 13      58       3,088           0            0        0         36,234       36,866    236,866
 14      59       3,088           0            0        0         39,891       40,207    240,207
 15      60       3,088           0            0        0         43,666       43,666    243,666
 16      61       3,088           0            0        0         47,223       47,223    247,223
 17      62       3,088           0            0        0         50,785       50,785    250,785
 18      63       3,088           0            0        0         54,303       54,303    254,303
 19      64       3,088           0            0        0         57,849       57,849    257,849
 20      65       3,088           0            0        0         61,423       61,423    261,423

 21      66       3,088           0            0        0         65,044       65,044    265,044
 22      67       3,088           0            0        0         68,648       68,648    268,648
 23      68       3,088           0            0        0         72,185       72,185    272,185
 24      69       3,088           0            0        0         75,578       75,578    275,578
 25      70       3,088           0            0        0         78,747       78,747    278,747
 26      71       3,088           0            0        0         81,679       81,679    281,679
 27      72       3,088           0            0        0         84,264       84,264    284,264
 28      73       3,088           0            0        0         86,534       86,534    286,534
 29      74       3,088           0            0        0         88,327       88,327    288,327
 30      75       3,088           0            0        0         89,568       89,568    289,568

 31      76       3,088           0            0        0         90,255       90,255    290,255
 32      77       3,088           0            0        0         90,187       90,187    290,187
 33      78       3,088           0            0        0         89,205       89,205    289,205
 34      79       3,088           0            0        0         86,300       86,300    286,300
 35      80       3,088           0            0        0         81,920       81,920    281,920
 36      81       3,088           0            0        0         75,966       75,966    275,966
 37      82       3,088           0            0        0         68,064       68,064    268,064
 38      83       3,088           0            0        0         59,250       59,250    259,250
 39      84       3,088           0            0        0         48,543       48,543    248,543
 40      85       3,088           0            0        0         35,478       35,478    235,478

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                        6.00% (4.46% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
 41      86       3,088           0            0        0         19,938       19,938    219,938
 42      87       3,088           0            0        0          1,381        1,381    201,381

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 88.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                                                                                           CURRENT
                                                                                                                           CHARGES
                                                                                                                          ---------
                                                                        GUARANTEED CHARGES
                                             ------------------------------------------------------------------------      12.00%
                                                                                                                           (10.42%
                                                    0.00% (-1.49% NET)                    12.00% (10.42% NET)               NET)
                                             ---------------------------------     ----------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)          (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                   BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND       PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER      VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     -------     --------     ---------
  1      46        3,088           0              347       2,150     202,150           647        2,450     202,450           647
  2      47        3,088           0            1,578       4,184     204,184         2,460        5,066     205,066         2,790
  3      48        3,088           0            2,979       6,140     206,140         4,743        7,904     207,904         5,385
  4      49        3,088           0            4,834       7,996     207,996         7,801       10,962     210,962         8,738
  5      50        3,088           0            6,591       9,753     209,753        11,101       14,263     214,263        12,364
  6      51        3,088           0            8,566      11,412     211,412        14,986       17,831     217,831        16,558
  7      52        3,088           0           10,422      12,951     212,951        19,141       21,670     221,670        21,105
  8      53        3,088           0           12,159      14,372     214,372        23,595       25,808     225,808        26,042
  9      54        3,088           0           13,755      15,652     215,652        28,353       30,250     230,250        31,435
 10      55        3,088           0           15,214      16,795     216,795        33,447       35,028     235,028        37,306

 11      56        3,088           0           16,667      17,932     217,932        39,161       40,426     240,426        43,901
 12      57        3,088           0           17,941      18,890     218,890        45,289       46,238     246,238        50,981
 13      58        3,088           0           19,039      19,671     219,671        51,877       52,510     252,510        58,701
 14      59        3,088           0           19,938      20,254     220,254        58,950       59,267     259,267        67,158
 15      60        3,088           0           20,616      20,616     220,616        66,536       66,536     266,536        76,458
 16      61        3,088           0           20,736      20,736     220,736        74,349       74,349     274,349        86,350
 17      62        3,088           0           20,592      20,592     220,592        82,740       82,740     282,740        97,150
 18      63        3,088           0           20,187      20,187     220,187        91,773       91,773     291,773       108,907
 19      64        3,088           0           19,428      19,428     219,428       101,415      101,415     301,415       121,801
 20      65        3,088           0           18,295      18,295     218,295       111,709      111,709     311,709       135,958

 21      66        3,088           0           16,804      16,804     216,804       122,744      122,744     322,744       151,533
 22      67        3,088           0           14,875      14,875     214,875       134,506      134,506     334,506       168,614
 23      68        3,088           0           12,464      12,464     212,464       147,026      147,026     347,026       187,315
 24      69        3,088           0            9,527       9,527     209,527       160,335      160,335     360,335       207,737
 25      70        3,088           0            6,047       6,047     206,047       174,495      174,495     374,495       229,994
 26      71        3,088           0            1,934       1,934     201,934       189,497      189,497     389,497       254,287
 27      72        3,088           0                0           0           0       205,206      205,206     405,206       280,737
 28      73        3,088           0                0           0           0       221,825      221,825     421,825       309,632
 29      74        3,088           0                0           0           0       239,226      239,226     439,226       341,087
 30      75        3,088           0                0           0           0       257,317      257,317     457,317       375,334

 31      76        3,088           0                0           0           0       276,072      276,072     476,072       412,703
 32      77        3,088           0                0           0           0       295,488      295,488     495,488       453,360
 33      78        3,088           0                0           0           0       315,560      315,560     515,560       497,537
 34      79        3,088           0                0           0           0       336,285      336,285     536,285       544,631
 35      80        3,088           0                0           0           0       357,633      357,633     557,633       595,521
 36      81        3,088           0                0           0           0       379,495      379,495     579,495       650,597
 37      82        3,088           0                0           0           0       401,723      401,723     601,723       710,015
 38      83        3,088           0                0           0           0       424,027      424,027     624,027       775,418
 39      84        3,088           0                0           0           0       446,111      446,111     646,111       846,498
 40      85        3,088           0                0           0           0       467,671      467,671     667,671       923,498


       (10)         (11)
END                BENEFIT
 OF    FUND        PAYABLE
YEAR   VALUE      AT DEATH
----  -------     ---------
  1     2,450       202,450
  2     5,395       205,395
  3     8,547       208,547
  4    11,900       211,900
  5    15,526       215,526
  6    19,403       219,403
  7    23,634       223,634
  8    28,255       228,255
  9    33,332       233,332
 10    38,887       238,887
 11    45,165       245,165
 12    51,929       251,929
 13    59,334       259,334
 14    67,474       267,474
 15    76,458       276,458
 16    86,350       286,350
 17    97,150       297,150
 18   108,907       308,907
 19   121,801       321,801
 20   135,958       335,958
 21   151,533       351,533
 22   168,614       368,614
 23   187,315       387,315
 24   207,737       407,737
 25   229,994       429,994
 26   254,287       454,287
 27   280,737       480,737
 28   309,632       509,632
 29   341,087       541,087
 30   375,334       575,334
 31   412,703       612,703
 32   453,360       653,360
 33   497,537       697,537
 34   544,631       744,631
 35   595,521       795,521
 36   650,597       850,597
 37   710,015       910,015
 38   775,418       975,418
 39   846,498     1,046,498
 40   923,498     1,123,498

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                             SPECIFIED AMOUNT PLUS
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                      FUND VALUE
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------      12.00%
                                                                                                                          (10.42%
                                                    0.00% (-1.49% NET)                   12.00% (10.42% NET)               NET)
                                             --------------------------------     ----------------------------------     ---------
                    (1)           (2)           (3)                    (5)           (6)                      (8)           (9)
END                 NET           NET          VALUE        (4)      BENEFIT        VALUE         (7)       BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON          FUND       PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER      VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     -------     --------     ---------
 41      86        3,088           0             0           0           0         488,422      488,422     688,422      1,007,067
 42      87        3,088           0             0           0           0         508,096      508,096     708,096      1,097,494
 43      88        3,088           0             0           0           0         526,448      526,448     726,448      1,195,581
 44      89        3,088           0             0           0           0         543,207      543,207     743,207      1,301,967
 45      90        3,088           0             0           0           0         558,096      558,096     758,096      1,417,383
 46      91        3,088           0             0           0           0         570,706      570,706     770,706      1,542,288
 47      92        3,088           0             0           0           0         580,508      580,508     700,508      1,676,681
 48      93        3,088           0             0           0           0         586,788      586,788     786,788      1,819,724
 49      94        3,088           0             0           0           0         588,498      588,498     788,498      1,971,856
 50      95        3,088           0             0           0           0         583,537      583,537     783,537      2,133,059


                      (11)
END     (10)         BENEFIT
 OF     FUND         PAYABLE
YEAR    VALUE       AT DEATH
----  ---------     ---------
 41   1,007,067     1,207,067
 42   1,097,494     1,297,494
 43   1,195,581     1,395,581
 44   1,301,967     1,501,967
 45   1,417,383     1,617,383
 46   1,542,288     1,742,288
 47   1,676,681     1,876,681
 48   1,819,724     2,019,724
 49   1,971,856     2,171,856
 50   2,133,059     2,333,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change the hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                                          CURRENT CHARGES
                                                                -----------------------------------
                                                                        12.00% (10.42% NET)
                                                                -----------------------------------
END                          UNSCHEDULED                                                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL     VALUE ON        FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    ---------
  1      46       3,088           0            0        0            647         2,450      202,450
  2      47       3,088           0            0        0          2,790         5,395      205,395
  3      48       3,088           0            0        0          5,385         8,547      208,547
  4      49       3,088           0            0        0          8,738        11,900      211,900
  5      50       3,088           0            0        0         12,364        15,526      215,526
  6      51       3,088           0            0        0         16,558        19,403      219,403
  7      52       3,088           0            0        0         21,105        23,634      223,634
  8      53       3,088           0            0        0         26,042        28,255      228,255
  9      54       3,088           0            0        0         31,435        33,332      233,332
 10      55       3,088           0            0        0         37,306        38,887      238,887

 11      56       3,088           0            0        0         43,901        45,165      245,165
 12      57       3,088           0            0        0         50,981        51,929      251,929
 13      58       3,088           0            0        0         58,701        59,334      259,334
 14      59       3,088           0            0        0         67,158        67,474      267,474
 15      60       3,088           0            0        0         76,458        76,458      276,458
 16      61       3,088           0            0        0         86,350        86,350      286,350
 17      62       3,088           0            0        0         97,150        97,150      297,150
 18      63       3,088           0            0        0        108,907       108,907      308,907
 19      64       3,088           0            0        0        121,801       121,801      321,801
 20      65       3,088           0            0        0        135,958       135,958      335,958

 21      66       3,088           0            0        0        151,533       151,533      351,533
 22      67       3,088           0            0        0        168,614       168,614      368,614
 23      68       3,088           0            0        0        187,315       187,315      387,315
 24      69       3,088           0            0        0        207,737       207,737      407,737
 25      70       3,088           0            0        0        229,994       229,994      429,994
 26      71       3,088           0            0        0        254,287       254,287      454,287
 27      72       3,088           0            0        0        280,737       280,737      480,737
 28      73       3,088           0            0        0        309,632       309,632      509,632
 29      74       3,088           0            0        0        341,087       341,087      541,087
 30      75       3,088           0            0        0        375,334       375,334      575,334

 31      76       3,088           0            0        0        412,703       412,703      612,703
 32      77       3,088           0            0        0        453,360       453,360      653,360
 33      78       3,088           0            0        0        497,537       497,537      697,537
 34      79       3,088           0            0        0        544,631       544,431      744,631
 35      80       3,088           0            0        0        595,521       595,521      795,521
 36      81       3,088           0            0        0        650,597       650,597      850,597
 37      82       3,088           0            0        0        710,015       710,015      910,015
 38      83       3,088           0            0        0        775,418       775,418      975,418
 39      84       3,088           0            0        0        846,498       844,498    1,046,498
 40      85       3,088           0            0        0        923,498       923,498    1,123,498

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK                 PLUS FUND VALUE
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON            FUND        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
 41      86       3,088           0            0        0       1,007,067      1,007,067    1,207,067
 42      87       3,088           0            0        0       1,097,494      1,097,494    1,297,494
 43      88       3,088           0            0        0       1,195,581      1,195,581    1,395,581
 44      89       3,088           0            0        0       1,301,967      1,301,967    1,501,967
 45      90       3,088           0            0        0       1,417,383      1,417,383    1,617,383
 46      91       3,088           0            0        0       1,542,288      1,542,288    1,742,288
 47      92       3,088           0            0        0       1,676,681      1,676,681    1,876,681
 48      93       3,088           0            0        0       1,819,724      1,819,724    2,019,724
 49      94       3,088           0            0        0       1,971,856      1,971,856    2,171,856
 50      95       3,088           0            0        0       2,133,059      2,133,059    2,333,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $44,533.12          INITIAL GUIDELINE ANNUAL: $7,915.78            INITIAL TWO YEAR MINIMUM: $3,088.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                          (-1.49%
                                                    0.00% (-1.49% NET)                    0.00% (-1.49% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      36        1,646           0                0         888     200,000             0         888     200,000             0
  2      37        1,646           0              343       1,968     200,000           343        1968     200,000           437
  3      38        1,646           0              775       3,010     200,000           775       3,010     200,000           985
  4      39        1,646           0            1,780       4,015     200,000         1,780       4,015     200,000         2,081
  5      40        1,646           0            2,749       4,984     200,000         2,749       4,984     200,000         3,139
  6      41        1,646           0            3,906       5,917     200,000         3,906       5,917     200,000         4,360
  7      42        1,646           0            5,005       6,793     200,000         5,005       6,793     200,000         5,545
  8      43        1,646           0            6,071       7,635     200,000         6,071       7,635     200,000         6,718
  9      44        1,646           0            7,080       8,421     200,000         7,080       8,421     200,000         7,855
 10      45        1,646           0            8,035       9,152     200,000         8,035       9,152     200,000         8,959

 11      46        1,646           0            9,019       9,913     200,000         9,019       9,913     200,000        10,072
 12      47        1,646           0            9,953      10,623     200,000         9,953      10,623     200,000        11,135
 13      48        1,646           0           10,838      11,285     200,000        10,838      11,285     200,000        12,168
 14      49        1,646           0           11,651      11,874     200,000        11,651      11,874     200,000        13,152
 15      50        1,646           0           12,394      12,394     200,000        12,394      12,394     200,000        14,086
 16      51        1,646           0           12,843      12,843     200,000        12,843      12,843     200,000        14,748
 17      52        1,646           0           13,201      13,201     200,000        13,201      13,201     200,000        15,339
 18      53        1,646           0           13,469      13,469     200,000        13,469      13,469     200,000        15,884
 19      54        1,646           0           13,624      13,624     200,000        13,624      13,624     200,000        16,381
 20      55        1,646           0           13,668      13,668     200,000        13,668      13,668     200,000        16,854

 21      56        1,646           0           13,611      13,611     200,000        13,611      13,611     200,000        17,335
 22      57        1,646           0           13,399      13,399     200,000        13,399      13,399     200,000        17,727
 23      58        1,646           0           13,031      13,031     200,000        13,031      13,031     200,000        18,009
 24      59        1,646           0           12,484      12,484     200,000        12,484      12,484     200,000        18,181
 25      60        1,646           0           11,736      11,736     200,000        11,736      11,736     200,000        18,222
 26      61        1,646           0           10,761      10,761     200,000        10,761      10,761     200,000        18,134
 27      62        1,646           0            9,534       9,534     200,000         9,534       9,534     200,000        17,893
 28      63        1,646           0            8,050       8,050     200,000         8,050       8,050     200,000        17,479
 29      64        1,646           0            6,213       6,213     200,000         6,213       6,213     200,000        16,913
 30      65        1,646           0            3,989       3,989     200,000         3,989       3,989     200,000        16,193

 31      66        1,646           0            1,320       1,320     200,000         1,320       1,320     200,000        15,296
 32      67        1,646           0                0           0           0             0           0           0        14,220
 33      68        1,646           0                0           0           0             0           0           0        12,918
 34      69        1,646           0                0           0           0             0           0           0        11,317
 35      70        1,646           0                0           0           0             0           0           0         9,344
 36      71        1,646           0                0           0           0             0           0           0         6,988
 37      72        1,646           0                0           0           0             0           0           0         4,143
 38      73        1,646           0                0           0           0             0           0           0           836


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1      888     200,000
  2    2,062     200,000
  3    3,220     200,000
  4    4,315     200,000
  5    5,373     200,000
  6    6,371     200,000
  7    7,332     200,000
  8    8,282     200,000
  9    9,196     200,000
 10   10,076     200,000
 11   10,966     200,000
 12   11,805     200,000
 13   12,615     200,000
 14   13,375     200,000
 15   14,086     200,000
 16   14,748     200,000
 17   15,339     200,000
 18   15,884     200,000
 19   16,381     200,000
 20   16,854     200,000
 21   17,335     200,000
 22   17,727     200,000
 23   18,009     200,000
 24   18,181     200,000
 25   18,222     200,000
 26   18,134     200,000
 27   17,893     200,000
 28   17,479     200,000
 29   16,913     200,000
 30   16,193     200,000
 31   15,296     200,000
 32   14,220     200,000
 33   12,918     200,000
 34   11,317     200,000
 35    9,344     200,000
 36    6,988     200,000
 37    4,143     200,000
 38      836     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, Contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                       0.00% (-1.49% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE     AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------    --------
  1      36       1,646           0            0        0              0          888    200,000
  2      37       1,646           0            0        0            437        2,062    200,000
  3      38       1,646           0            0        0            985        3,220    200,000
  4      39       1,646           0            0        0          2,081        4,315    200,000
  5      40       1,646           0            0        0          3,139        5,373    200,000
  6      41       1,646           0            0        0          4,360        6,371    200,000
  7      42       1,646           0            0        0          5,545        7,332    200,000
  8      43       1,646           0            0        0          6,718        8,282    200,000
  9      44       1,646           0            0        0          7,855        9,196    200,000
 10      45       1,646           0            0        0          8,959       10,076    200,000

 11      46       1,646           0            0        0         10,072       10,966    200,000
 12      47       1,646           0            0        0         11,135       11,805    200,000
 13      48       1,646           0            0        0         12,168       12,615    200,000
 14      49       1,646           0            0        0         13,152       13,375    200,000
 15      50       1,646           0            0        0         14,086       14,086    200,000
 16      51       1,646           0            0        0         14,748       14,748    200,000
 17      52       1,646           0            0        0         15,339       15,339    200,000
 18      53       1,646           0            0        0         15,884       15,884    200,000
 19      54       1,646           0            0        0         16,381       16,381    200,000
 20      55       1,646           0            0        0         16,854       16,854    200,000

 21      56       1,646           0            0        0         17,335       17,335    200,000
 22      57       1,646           0            0        0         17,727       17,727    200,000
 23      58       1,646           0            0        0         18,009       18,009    200,000
 24      59       1,646           0            0        0         18,181       18,181    200,000
 25      60       1,646           0            0        0         18,222       18,222    200,000
 26      61       1,646           0            0        0         18,134       18,134    200,000
 27      62       1,646           0            0        0         17,893       17,893    200,000
 28      63       1,646           0            0        0         17,479       17,479    200,000
 29      64       1,646           0            0        0         16,913       16,913    200,000
 30      65       1,646           0            0        0         16,193       16,193    200,000

 31      66       1,646           0            0        0         15,296       15,296    200,000
 32      67       1,646           0            0        0         14,220       14,220    200,000
 33      68       1,646           0            0        0         12,918       12,918    200,000
 34      69       1,646           0            0        0         11,317       11,317    200,000
 35      70       1,646           0            0        0          9,344        9,344    200,000
 36      71       1,646           0            0        0          6,988        6,988    200,000
 37      72       1,646           0            0        0          4,143        4,143    200,000
 38      73       1,646           0            0        0            836          836    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 74.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       6.00%
                                                                                                                          (4.46%
                                                    0.00% (-1.49% NET)                     6.00% (4.46% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      36        1,646           0                0         888     200,000             0         960     200,000             0
  2      37        1,646           0              343       1,968     200,000           549       2,174     200,000           646
  3      38        1,646           0              775       3,010     200,000         1,186       3,420     200,000         1,408
  4      39        1,646           0            1,780       4,015     200,000         2,466       4,701     200,000         2,795
  5      40        1,646           0            2,749       4,984     200,000         3,783       6,017     200,000         4,222
  6      41        1,646           0            3,906       5,917     200,000         5,361       7,372     200,000         5,892
  7      42        1,646           0            5,005       6,793     200,000         6,956       8,743     200,000         7,606
  8      43        1,646           0            6,071       7,635     200,000         8,592      10,156     200,000         9,389
  9      44        1,646           0            7,080       8,421     200,000        10,249      11,590     200,000        11,222
 10      45        1,646           0            8,035       9,152     200,000        11,928      13,045     200,000        13,108

 11      46        1,646           0            9,019       9,913     200,000        13,741      14,634     200,000        15,120
 12      47        1,646           0            9,953      10,623     200,000        15,593      16,263     200,000        17,181
 13      48        1,646           0           10,838      11,285     200,000        17,487      17,934     200,000        19,317
 14      49        1,646           0           11,651      11,874     200,000        19,405      19,628     200,000        21,510
 15      50        1,646           0           12,394      12,394     200,000        21,348      21,348     200,000        23,765
 16      51        1,646           0           12,843      12,843     200,000        23,097      23,097     200,000        25,862
 17      52        1,646           0           13,201      13,201     200,000        24,855      24,855     200,000        28,008
 18      53        1,646           0           13,469      13,469     200,000        26,625      26,625     200,000        30,228
 19      54        1,646           0           13,624      13,624     200,000        28,388      28,388     200,000        32,527
 20      55        1,646           0           13,668      13,668     200,000        30,146      30,146     200,000        34,932

 21      56        1,646           0           13,611      13,611     200,000        31,916      31,916     200,000        37,483
 22      57        1,646           0           13,399      13,399     200,000        33,643      33,643     200,000        40,095
 23      58        1,646           0           13,031      13,031     200,000        35,330      35,330     200,000        42,755
 24      59        1,646           0           12,484      12,484     200,000        36,957      36,957     200,000        45,467
 25      60        1,646           0           11,736      11,736     200,000        38,503      38,503     200,000        48,220
 26      61        1,646           0           10,761      10,761     200,000        39,946      39,946     200,000        51,021
 27      62        1,646           0            9,534       9,534     200,000        41,265      41,265     200,000        53,857
 28      63        1,646           0            8,050       8,050     200,000        42,454      42,454     200,000        56,719
 29      64        1,646           0            6,213       6,213     200,000        43,431      43,431     200,000        59,630
 30      65        1,646           0            3,989       3,989     200,000        44,166      44,166     200,000        62,600

 31      66        1,646           0            1,320       1,320     200,000        44,606      44,606     200,000        65,619
 32      67        1,646           0                0           0           0        44,713      44,713     200,000        68,697
 33      68        1,646           0                0           0           0        44,424      44,424     200,000        71,812
 34      69        1,646           0                0           0           0        43,667      43,667     200,000        74,927
 35      70        1,646           0                0           0           0        42,382      42,382     200,000        78,007
 36      71        1,646           0                0           0           0        40,438      40,438     200,000        81,061
 37      72        1,646           0                0           0           0        37,583      37,583     200,000        84,041
 38      73        1,646           0                0           0           0        33,810      33,810     200,000        86,985
 39      74        1,646           0                0           0           0        28,810      28,810     200,000        89,821
 40      75        1,646           0                0           0           0        22,254      22,254     200,000        92,531


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1      960     200,000
  2    2,271     200,000
  3    3,663     200,000
  4    5,030     200,000
  5    6,457     200,000
  6    7,903     200,000
  7    9,393     200,000
  8   10,953     200,000
  9   12,563     200,000
 10   14,225     200,000
 11   16,014     200,000
 12   17,851     200,000
 13   19,764     200,000
 14   21,734     200,000
 15   23,765     200,000
 16   25,862     200,000
 17   28,008     200,000
 18   30,228     200,000
 19   32,527     200,000
 20   34,932     200,000
 21   37,483     200,000
 22   40,095     200,000
 23   42,755     200,000
 24   45,467     200,000
 25   48,220     200,000
 26   51,021     200,000
 27   53,857     200,000
 28   56,719     200,000
 29   59,630     200,000
 30   62,600     200,000
 31   65,619     200,000
 32   68,697     200,000
 33   71,812     200,000
 34   74,927     200,000
 35   78,007     200,000
 36   81,061     200,000
 37   84,041     200,000
 38   86,985     200,000
 39   89,821     200,000
 40   92,531     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                         CURRENT
                                                                                                                         CHARGES
                                                                                                                        ---------
                                                                       GUARANTEED CHARGES
                                             ----------------------------------------------------------------------       6.00%
                                                                                                                         (4.46%
                                                    0.00% (-1.49% NET)                    6.00% (4.46% NET)               NET)
                                             --------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)        (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                 BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     -----     --------     ---------     ------     --------     ---------
 41      76        1,646           0             0           0           0          13,804      13,804     200,000        95,134
 42      77        1,646           0             0           0           0           3,059       3,059     200,000        97,548
 43      78        1,646           0             0           0           0               0           0           0        99,712
 44      79        1,646           0             0           0           0               0           0           0       101,137
 45      80        1,646           0             0           0           0               0           0           0       102,047
 46      81        1,646           0             0           0           0               0           0           0       102,384
 47      82        1,646           0             0           0           0               0           0           0       101,937
 48      83        1,646           0             0           0           0               0           0           0       101,172
 49      84        1,646           0             0           0           0               0           0           0        99,565
 50      85        1,646           0             0           0           0               0           0           0        96,780

 51      86        1,646           0             0           0           0               0           0           0        92,591
 52      87        1,646           0             0           0           0               0           0           0        86,453
 53      88        1,646           0             0           0           0               0           0           0        77,919
 54      89        1,646           0             0           0           0               0           0           0        66,217
 55      90        1,646           0             0           0           0               0           0           0        50,297
 56      91        1,646           0             0           0           0               0           0           0        28,384


       (10)         (11)
END               BENEFIT
 OF    FUND       PAYABLE
YEAR   VALUE      AT DEATH
----  -------     --------
 41    95,134     200,000
 42    97,548     200,000
 43    99,712     200,000
 44   101,137     200,000
 45   102,047     200,000
 46   102,384     200,000
 47   101,937     200,000
 48   101,172     200,000
 49    99,565     200,000
 50    96,780     200,000
 51    92,591     200,000
 52    86,453     200,000
 53    77,919     200,000
 54    66,217     200,000
 55    50,297     200,000
 56    28,384     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00       THE MUTUAL INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND       PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     -------     --------
  1      36       1,646           0            0        0              0          960     200,000
  2      37       1,646           0            0        0            646        2,271     200,000
  3      38       1,646           0            0        0          1,408        3,643     200,000
  4      39       1,646           0            0        0          2,795        5,030     200,000
  5      40       1,646           0            0        0          4,222        6,457     200,000
  6      41       1,646           0            0        0          5,892        7,903     200,000
  7      42       1,646           0            0        0          7,606        9,393     200,000
  8      43       1,646           0            0        0          9,389       10,953     200,000
  9      44       1,646           0            0        0         11,222       12,563     200,000
 10      45       1,646           0            0        0         13,108       14,225     200,000

 11      46       1,646           0            0        0         15,120       16,014     200,000
 12      47       1,646           0            0        0         17,181       17,851     200,000
 13      48       1,646           0            0        0         19,317       19,764     200,000
 14      49       1,646           0            0        0         21,510       21,734     200,000
 15      50       1,646           0            0        0         23,765       23,765     200,000
 16      51       1,646           0            0        0         25,862       25,862     200,000
 17      52       1,646           0            0        0         28,008       28,008     200,000
 18      53       1,646           0            0        0         30,228       30,228     200,000
 19      54       1,646           0            0        0         32,527       32,527     200,000
 20      55       1,646           0            0        0         34,932       34,932     200,000

 21      56       1,646           0            0        0         37,483       37,483     200,000
 22      57       1,646           0            0        0         40,095       40,095     200,000
 23      58       1,646           0            0        0         42,755       42,755     200,000
 24      59       1,646           0            0        0         45,467       45,467     200,000
 25      60       1,646           0            0        0         48,220       48,220     200,000
 26      61       1,646           0            0        0         51,021       51,021     200,000
 27      62       1,646           0            0        0         53,857       53,857     200,000
 28      63       1,646           0            0        0         56,719       56,719     200,000
 29      64       1,646           0            0        0         59,630       59,630     200,000
 30      65       1,646           0            0        0         62,600       62,600     200,000

 31      66       1,646           0            0        0         65,619       65,619     200,000
 32      67       1,646           0            0        0         68,697       68,697     200,000
 33      68       1,646           0            0        0         71,812       71,812     200,000
 34      69       1,646           0            0        0         74,927       74,927     200,000
 35      70       1,646           0            0        0         78,007       78,007     200,000
 36      71       1,646           0            0        0         81,061       81,061     200,000
 37      72       1,646           0            0        0         84,041       84,041     200,000
 38      73       1,646           0            0        0         86,985       86,985     200,000
 39      74       1,646           0            0        0         89,821       89,821     200,000
 40      75       1,646           0            0        0         92,531       92,531     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
 41      76       1,646           0            0        0         95,134        95,134    200,000
 42      77       1,646           0            0        0         97,548        97,548    200,000
 43      78       1,646           0            0        0         99,712        99,712    200,000
 44      79       1,646           0            0        0        101,137       101,137    200,000
 45      80       1,646           0            0        0        102,047       102,047    200,000
 46      81       1,646           0            0        0        102,384       102,384    200,000
 47      82       1,646           0            0        0        101,937       101,937    200,000
 48      83       1,646           0            0        0        101,172       101,172    200,000
 49      84       1,646           0            0        0         99,565        99,565    200,000
 50      85       1,646           0            0        0         96,780        96,780    200,000

 51      86       1,646           0            0        0         92,591        92,591    200,000
 52      87       1,646           0            0        0         86,453        86,453    200,000
 53      88       1,646           0            0        0         77,919        77,919    200,000
 54      89       1,646           0            0        0         66,217        66,217    200,000
 55      90       1,646           0            0        0         50,297        50,297    200,000
 56      91       1,646           0            0        0         28,384        28,384    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 92.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                           CURRENT
                                                                                                                           CHARGES
                                                                                                                          ---------
                                                                        GUARANTEED CHARGES
                                             ------------------------------------------------------------------------      12.00%
                                                                                                                           (10.42%
                                                    0.00% (-1.49% NET)                    12.00% (10.42% NET)               NET)
                                             ---------------------------------     ----------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)          (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                   BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON           FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER      VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     --------    --------     ---------
  1      36        1,646           0                0         888     200,000             0         1,032    200,000             0
  2      37        1,646           0              343       1,968     200,000           765         2,389    200,000           865
  3      38        1,646           0              775       3,010     200,000         1,631         3,866    200,000         1,866
  4      39        1,646           0            1,780       4,015     200,000         3,240         5,475    200,000         3,599
  5      40        1,646           0            2,749       4,984     200,000         4,996         7,231    200,000         5,490
  6      41        1,646           0            3,906       5,917     200,000         7,138         9,149    200,000         7,758
  7      42        1,646           0            5,005       6,793     200,000         9,437        11,225    200,000        10,219
  8      43        1,646           0            6,071       7,635     200,000        11,934        13,499    200,000        12,918
  9      44        1,646           0            7,080       8,421     200,000        14,628        15,969    200,000        15,857
 10      45        1,646           0            8,035       9,152     200,000        17,542        18,659    200,000        19,062

 11      46        1,646           0            9,019       9,913     200,000        20,845        21,739    200,000        22,674
 12      47        1,646           0            9,953      10,623     200,000        24,454        25,124    200,000        26,624
 13      48        1,646           0           10,838      11,285     200,000        28,404        28,850    200,000        30,972
 14      49        1,646           0           11,651      11,874     200,000        32,714        32,937    200,000        35,745
 15      50        1,646           0           12,394      12,394     200,000        37,429        37,429    200,000        40,992
 16      51        1,646           0           12,843      12,843     200,000        42,375        42,375    200,000        46,547
 17      52        1,646           0           13,201      13,201     200,000        47,812        47,812    200,000        52,677
 18      53        1,646           0           13,469      13,469     200,000        53,803        53,803    200,000        59,471
 19      54        1,646           0           13,624      13,624     200,000        60,400        60,400    200,000        67,008
 20      55        1,646           0           13,668      13,668     200,000        67,681        67,681    200,000        75,394

 21      56        1,646           0           13,611      13,611     200,000        75,758        75,758    200,000        84,766
 22      57        1,646           0           13,399      13,399     200,000        84,685        84,685    200,000        95,160
 23      58        1,646           0           13,031      13,031     200,000        94,579        94,579    200,000       106,692
 24      59        1,646           0           12,484      12,484     200,000       105,562       105,562    200,000       119,510
 25      60        1,646           0           11,736      11,736     200,000       117,776       117,776    200,000       133,771
 26      61        1,646           0           10,761      10,761     200,000       131,391       131,391    200,000       149,667
 27      62        1,646           0            9,534       9,534     200,000       146,607       146,607    200,000       167,371
 28      63        1,646           0            8,050       8,050     200,000       163,658       163,658    206,209       186,969
 29      64        1,646           0            6,213       6,213     200,000       182,568       182,568    226,384       208,661
 30      65        1,646           0            3,989       3,989     200,000       203,450       203,450    248,209       232,678

 31      66        1,646           0            1,320       1,320     200,000       226,515       226,515    271,818       259,273
 32      67        1,646           0                0           0           0       251,947       251,947    299,817       288,696
 33      68        1,646           0                0           0           0       278,982       279,982    330,379       321,238
 34      69        1,646           0                0           0           0       310,883       310,883    363,733       357,214
 35      70        1,646           0                0           0           0       344,947       344,947    400,139       396,970
 36      71        1,646           0                0           0           0       382,486       382,486    439,859       440,914
 37      72        1,646           0                0           0           0       423,978       423,978    479,095       489,576
 38      73        1,646           0                0           0           0       469,959       499,959    521,655       543,534
 39      74        1,646           0                0           0           0       520,964       520,964    567,850       603,391
 40      75        1,646           0                0           0           0       577,644       577,644    618,079       669,873


        (10)        (11)
END               BENEFIT
 OF     FUND      PAYABLE
YEAR   VALUE      AT DEATH
----  --------    --------
  1      1,032    200,000
  2      2,489    200,000
  3      4,101    200,000
  4      5,833    200,000
  5      7,725    200,000
  6      9,769    200,000
  7     12,006    200,000
  8     14,482    200,000
  9     17,197    200,000
 10     20,180    200,000
 11     23,568    200,000
 12     27,294    200,000
 13     31,419    200,000
 14     35,968    200,000
 15     40,992    200,000
 16     46,547    200,000
 17     52,677    200,000
 18     59,471    200,000
 19     67,008    200,000
 20     75,394    200,000
 21     84,766    200,000
 22     95,160    200,000
 23    106,692    200,000
 24    119,510    200,000
 25    133,771    200,000
 26    149,667    200,000
 27    167,371    214,235
 28    186,969    235,581
 29    208,661    258,740
 30    232,678    283,867
 31    259,273    311,127
 32    288,696    343,548
 33    321,238    379,061
 34    357,214    417,940
 35    396,970    460,485
 36    440,914    507,051
 37    489,576    553,221
 38    543,534    603,323
 39    603,391    657,696
 40    669,873    716,764

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, Mony Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             --------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                     12.00% (10.42% NET)
                                             --------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)        (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                 BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON         FUND      PAYABLE         ON            FUND        PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE     AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     -----     --------     ---------     ----------    ---------
 41      76        1,646           0             0           0           0         640,798         640,798      672,838
 42      77        1,646           0             0           0           0         710,436         710,436      745,958
 43      78        1,646           0             0           0           0         787,183         787,183      826,543
 44      79        1,646           0             0           0           0         871,719         871,719      915,304
 45      80        1,646           0             0           0           0         964,773         964,773    1,013,011
 46      81        1,646           0             0           0           0        1,067,118      1,067,118    1,120,474
 47      82        1,646           0             0           0           0        1,179,573      1,179,573    1,238,552
 48      83        1,646           0             0           0           0        1,302,973      1,302,973    1,368,121
 49      84        1,646           0             0           0           0        1,438,197      1,438,197    1,510,107
 50      85        1,646           0             0           0           0        1,586,175      1,586,175    1,665,483

 51      86        1,646           0             0           0           0        1,747,891      1,747,891    1,835,286
 52      87        1,646           0             0           0           0        1,924,397      1,924,397    2,020,616
 53      88        1,646           0             0           0           0        2,116,813      2,116,813    2,222,654
 54      89        1,646           0             0           0           0        2,3263,15      2,326,315    2,442,631
 55      90        1,646           0             0           0           0        2,554,145      2,554,145    2,681,852
 56      91        1,646           0             0           0           0        2,801,529      2,801,529    2,941,606
 57      92        1,646           0             0           0           0        3,077,820      3,077,820    3,200,932
 58      93        1,646           0             0           0           0        3,387,960      3,387,960    3,489,598
 59      94        1,646           0             0           0           0        3,738,035      3,738,035    3,812,795
 60      95        1,646           0             0           0           0        4,135,640      4,135,640    4,176,996

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)           (10)         (11)
END     VALUE                      BENEFIT
 OF      ON            FUND        PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ----------    ---------
 41    743,833         743,833      781,025
 42    825,613         825,613      866,894
 43    915,994         915,994      961,794
 44   1,015,619      1,015,619    1,066,400
 45   1,125,529      1,125,529    1,181,805
 46   1,246,738      1,246,738    1,309,075
 47   1,380,262      1,380,262    1,449,275
 48   1,527,711      1,527,711    1,604,096
 49   1,690,131      1,690,131    1,774,638
 50   1,868,809      1,868,809    1,962,249
 51   2,065,279      2,065,279    2,168,542
 52   2,280,979      2,280,979    2,395,027
 53   2,517,684      2,517,684    2,643,568
 54   2,777,159      2,777,159    2,916,017
 55   3,061,290      3,061,290    3,214,354
 56   3,371,785      3,371,785    3,540,374
 57   3,716,590      3,716,590    3,865,253
 58   4,100,320      4,100,320    4,223,329
 59   4,530,124      4,530,124    4,620,727
 60   5,015,028      5,015,028    5,065,178

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                       12.00% (10.42% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
  1      36       1,646           0            0        0              0         1,032    200,000
  2      37       1,646           0            0        0            865         2,489    200,000
  3      38       1,646           0            0        0          1,866         4,101    200,000
  4      39       1,646           0            0        0          3,599         5,833    200,000
  5      40       1,646           0            0        0          5,490         7,725    200,000
  6      41       1,646           0            0        0          7,758         9,769    200,000
  7      42       1,646           0            0        0         10,219        12,006    200,000
  8      43       1,646           0            0        0         12,918        14,482    200,000
  9      44       1,646           0            0        0         15,857        17,197    200,000
 10      45       1,646           0            0        0         19,062        20,180    200,000

 11      46       1,646           0            0        0         22,674        23,568    200,000
 12      47       1,646           0            0        0         26,624        27,294    200,000
 13      48       1,646           0            0        0         30,972        31,419    200,000
 14      49       1,646           0            0        0         35,745        35,968    200,000
 15      50       1,646           0            0        0         40,992        40,992    200,000
 16      51       1,646           0            0        0         46,547        46,547    200,000
 17      52       1,646           0            0        0         52,677        52,677    200,000
 18      53       1,646           0            0        0         59,471        59,471    200,000
 19      54       1,646           0            0        0         67,008        67,008    200,000
 20      55       1,646           0            0        0         75,394        75,394    200,000

 21      56       1,646           0            0        0         84,766        84,766    200,000
 22      57       1,646           0            0        0         95,160        95,160    200,000
 23      58       1,646           0            0        0        106,692       106,692    200,000
 24      59       1,646           0            0        0        119,510       119,510    200,000
 25      60       1,646           0            0        0        133,771       133,771    200,000
 26      61       1,646           0            0        0        149,667       149,667    200,000
 27      62       1,646           0            0        0        167,371       167,371    214,235
 28      63       1,646           0            0        0        186,969       186,969    235,581
 29      64       1,646           0            0        0        208,661       208,661    258,740
 30      65       1,646           0            0        0        232,678       232,678    283,867

 31      66       1,646           0            0        0        259,273       259,273    311,127
 32      67       1,646           0            0        0        288,696       288,696    343,548
 33      68       1,646           0            0        0        321,238       321,238    379,061
 34      69       1,646           0            0        0        357,214       357,214    417,940
 35      70       1,646           0            0        0        396,970       396,970    460,485
 36      71       1,646           0            0        0        440,914       440,914    507,051
 37      72       1,646           0            0        0        489,576       489,576    553,221
 38      73       1,646           0            0        0        543,534       543,534    603,323
 39      74       1,646           0            0        0        603,391       603,391    657,696
 40      75       1,646           0            0        0        669,873       669,873    716,764

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON                        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     FUND VALUE    AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
 41      76       1,646           0            0        0        743,833         743,833      781,025
 42      77       1,646           0            0        0        825,613         825,613      866,894
 43      78       1,646           0            0        0        915,994         915,994      961,794
 44      79       1,646           0            0        0       1,015,619      1,015,619    1,066,400
 45      80       1,646           0            0        0       1,125,529      1,125,529    1,181,805
 46      81       1,646           0            0        0       1,246,738      1,246,738    1,309,075
 47      82       1,646           0            0        0       1,380,262      1,380,262    1,449,275
 48      83       1,646           0            0        0       1,527,711      1,527,711    1,604,096
 49      84       1,646           0            0        0       1,690,131      1,690,131    1,774,638
 50      85       1,646           0            0        0       1,868,809      1,868,809    1,962,249

 51      86       1,646           0            0        0       2,065,279      2,065,279    2,168,542
 52      87       1,646           0            0        0       2,280,979      2,280,979    2,395,027
 53      88       1,646           0            0        0       2,517,684      2,517,684    2,643,568
 54      89       1,646           0            0        0       2,777,159      2,777,159    2,916,017
 55      90       1,646           0            0        0       3,061,290      3,061,290    3,214,354
 56      91       1,646           0            0        0       3,371,785      3,371,785    3,540,374
 57      92       1,646           0            0        0       3,716,590      3,716,590    3,865,253
 58      93       1,646           0            0        0       4,100,320      4,100,320    4,223,329
 59      94       1,646           0            0        0       4,530,124      4,530,124    4,620,727
 60      95       1,646           0            0        0       5,015,028      5,015,028    5,065,178

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $28,719.64          INITIAL GUIDELINE ANNUAL: $2,135.14            INITIAL TWO YEAR MINIMUM: $1,646.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       0.00%
                                                                                                                          (-1.49%
                                                    0.00% (-1.49% NET)                    0.00% (-1.49% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)         (7)         (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER     VALUE      AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     ------     --------     ---------
  1      56        5,010           0            1,330       3,632     200,000         1,330       3,632     200,000         1,330
  2      57        5,010           0            3,701       6,488     200,000         3,701       6,488     200,000         4,642
  3      58        5,010           0            4,910       9,166     200,000         4,910       9,166     200,000         6,791
  4      59        5,010           0            7,394      11,651     200,000         7,394      11,651     200,000        10,196
  5      60        5,010           0            9,668      13,925     200,000         9,668      13,925     200,000        13,372
  6      61        5,010           0           12,142      15,973     200,000        12,142      15,973     200,000        16,713
  7      62        5,010           0           14,372      17,778     200,000        14,372      17,778     200,000        19,971
  8      63        5,010           0           16,366      19,345     200,000        16,366      19,345     200,000        23,146
  9      64        5,010           0           18,040      20,594     200,000        18,040      20,594     200,000        26,223
 10      65        5,010           0           19,379      21,507     200,000        19,379      21,507     200,000        29,083

 11      66        5,010           0           20,563      22,265     200,000        20,563      22,265     200,000        31,810
 12      67        5,010           0           21,355      22,632     200,000        21,355      22,632     200,000        34,268
 13      68        5,010           0           21,709      22,560     200,000        21,709      22,560     200,000        36,580
 14      69        5,010           0           21,576      22,001     200,000        21,576      22,001     200,000        38,692
 15      70        5,010           0           20,921      20,921     200,000        20,921      20,921     200,000        40,587
 16      71        5,010           0           19,217      19,217     200,000        19,217      19,217     200,000        41,786
 17      72        5,010           0           16,664      16,664     200,000        16,664      16,664     200,000        42,661
 18      73        5,010           0           13,327      13,327     200,000        13,327      13,327     200,000        43,005
 19      74        5,010           0            8,949       8,949     200,000         8,949       8,949     200,000        43,038
 20      75        5,010           0            3,282       3,282     200,000         3,282       3,282     200,000        42,605

 21      76        5,010           0                0           0           0             0           0           0        41,796
 22      77        5,010           0                0           0           0             0           0           0        40,362
 23      78        5,010           0                0           0           0             0           0           0        38,178
 24      79        5,010           0                0           0           0             0           0           0        34,438
 25      80        5,010           0                0           0           0             0           0           0        29,452
 26      81        5,010           0                0           0           0             0           0           0        23,075
 27      82        5,010           0                0           0           0             0           0           0        14,881
 28      83        5,010           0                0           0           0             0           0           0         5,682


       (10)        (11)
END              BENEFIT
 OF    FUND      PAYABLE
YEAR  VALUE      AT DEATH
----  ------     --------
  1    3,632     200,000
  2    7,429     200,000
  3   11,048     200,000
  4   14,452     200,000
  5   17,629     200,000
  6   20,544     200,000
  7   23,376     200,000
  8   26,126     200,000
  9   28,777     200,000
 10   31,212     200,000
 11   33,512     200,000
 12   35,545     200,000
 13   37,431     200,000
 14   39,117     200,000
 15   40,587     200,000
 16   41,786     200,000
 17   42,661     200,000
 18   43,005     200,000
 19   43,038     200,000
 20   42,605     200,000
 21   41,796     200,000
 22   40,362     200,000
 23   38,178     200,000
 24   34,438     200,000
 25   29,452     200,000
 26   23,075     200,000
 27   14,881     200,000
 28    5,682     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                              MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
TABLE: 0                                              TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00       THE MUTUAL INSURANCE COMPANY OF NEW YORK
                                                  DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ---------------------------------
                                                                       0.00% (-1.49% NET)
                                                                ---------------------------------
END                          UNSCHEDULED                          VALUE                  BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON          FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER     VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ------     --------
  1      56       5,010           0            0        0          1,330       3,632     200,000
  2      57       5,010           0            0        0          4,642       7,429     200,000
  3      58       5,010           0            0        0          6,791      11,048     200,000
  4      59       5,010           0            0        0         10,196      14,452     200,000
  5      60       5,010           0            0        0         13,372      17,629     200,000
  6      61       5,010           0            0        0         16,713      20,544     200,000
  7      62       5,010           0            0        0         19,971      23,376     200,000
  8      63       5,010           0            0        0         23,146      26,126     200,000
  9      64       5,010           0            0        0         26,223      28,777     200,000
 10      65       5,010           0            0        0         29,083      31,212     200,000

 11      66       5,010           0            0        0         31,810      33,512     200,000
 12      67       5,010           0            0        0         34,268      35,545     200,000
 13      68       5,010           0            0        0         36,580      37,431     200,000
 14      69       5,010           0            0        0         38,692      39,117     200,000
 15      70       5,010           0            0        0         40,587      40,587     200,000
 16      71       5,010           0            0        0         41,786      41,786     200,000
 17      72       5,010           0            0        0         42,661      42,661     200,000
 18      73       5,010           0            0        0         43,005      43,005     200,000
 19      74       5,010           0            0        0         43,038      43,038     200,000
 20      75       5,010           0            0        0         42,605      42,605     200,000

 21      76       5,010           0            0        0         41,796      41,796     200,000
 22      77       5,010           0            0        0         40,362      40,362     200,000
 23      78       5,010           0            0        0         38,178      38,178     200,000
 24      79       5,010           0            0        0         34,438      34,438     200,000
 25      80       5,010           0            0        0         29,452      29,452     200,000
 26      81       5,010           0            0        0         23,075      23,075     200,000
 27      82       5,010           0            0        0         14,881      14,881     200,000
 28      83       5,010           0            0        0          5,682       5,682     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 84.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                                                                          CURRENT
                                                                                                                          CHARGES
                                                                                                                         ---------
                                                                       GUARANTEED CHARGES
                                             -----------------------------------------------------------------------       6.00%
                                                                                                                          (4.46%
                                                    0.00% (-1.49% NET)                     6.00% (4.46% NET)               NET)
                                             ---------------------------------     ---------------------------------     ---------
                    (1)           (2)           (3)         (4)         (5)           (6)          (7)        (8)           (9)
END                 NET           NET          VALUE                  BENEFIT        VALUE                  BENEFIT        VALUE
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON          FUND      PAYABLE         ON
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER      VALUE     AT DEATH     SURRENDER
----     ---     ---------     ---------     ---------     ------     --------     ---------     -------    --------     ---------
  1      56        5,010           0            1,330       3,632     200,000         1,578        3,881    200,000         1,578
  2      57        5,010           0            3,701       6,488     200,000         4,405        7,192    200,000         5,375
  3      58        5,010           0            4,910       9,166     200,000         6,261       10,518    200,000         8,254
  4      59        5,010           0            7,394      11,651     200,000         9,586       13,842    200,000        12,638
  5      60        5,010           0            9,668      13,925     200,000        12,893       17,149    200,000        17,045
  6      61        5,010           0           12,142      15,973     200,000        16,592       20,423    200,000        21,868
  7      62        5,010           0           14,372      17,778     200,000        20,243       23,648    200,000        26,860
  8      63        5,010           0           16,366      19,345     200,000        23,850       26,830    200,000        32,034
  9      64        5,010           0           18,040      20,594     200,000        27,337       29,891    200,000        37,383
 10      65        5,010           0           19,379      21,507     200,000        30,687       32,815    200,000        42,807

 11      66        5,010           0           20,563      22,265     200,000        34,157       35,860    200,000        48,499
 12      67        5,010           0           21,355      22,632     200,000        37,469       38,746    200,000        54,273
 13      68        5,010           0           21,709      22,560     200,000        40,585       41,436    200,000        60,255
 14      69        5,010           0           21,576      22,001     200,000        43,466       43,891    200,000        66,422
 15      70        5,010           0           20,921      20,921     200,000        46,087       46,087    200,000        72,786
 16      71        5,010           0           19,217      19,217     200,000        47,940       47,940    200,000        78,906
 17      72        5,010           0           16,664      16,664     200,000        49,265       49,265    200,000        85,200
 18      73        5,010           0           13,327      13,327     200,000        50,118       50,118    200,000        91,561
 19      74        5,010           0            8,949       8,949     200,000        50,296       50,296    200,000        98,193
 20      75        5,010           0            3,282       3,282     200,000        49,600       49,600    200,000       105,049

 21      76        5,010           0                0           0           0        47,966       47,966    200,000       112,301
 22      77        5,010           0                0           0           0        45,095       45,095    200,000       119,846
 23      78        5,010           0                0           0           0        40,737       40,737    200,000       127,725
 24      79        5,010           0                0           0           0        34,573       34,573    200,000       135,719
 25      80        5,010           0                0           0           0        26,175       26,175    200,000       144,155
 26      81        5,010           0                0           0           0        14,914       14,914    200,000       153,191
 27      82        5,010           0                0           0           0             0            0          0       162,964
 28      83        5,010           0                0           0           0             0            0          0       173,910
 29      84        5,010           0                0           0           0             0            0          0       186,152
 30      85        5,010           0                0           0           0             0            0          0       199,603

 31      86        5,010           0                0           0           0             0            0          0       213,565
 32      87        5,010           0                0           0           0             0            0          0       228,027
 33      88        5,010           0                0           0           0             0            0          0       242,996
 34      89        5,010           0                0           0           0             0            0          0       258,467
 35      90        5,010           0                0           0           0             0            0          0       274,431
 36      91        5,010           0                0           0           0             0            0          0       290,851
 37      92        5,010           0                0           0           0             0            0          0       308,200
 38      93        5,010           0                0           0           0             0            0          0       326,590
 39      94        5,010           0                0           0           0             0            0          0       346,283
 40      95        5,010           0                0           0           0             0            0          0       367,608


        (10)        (11)
END               BENEFIT
 OF     FUND      PAYABLE
YEAR   VALUE      AT DEATH
----  --------    --------
  1      3,881    200,000
  2      8,161    200,000
  3     12,511    200,000
  4     16,895    200,000
  5     21,301    200,000
  6     25,698    200,000
  7     30,265    200,000
  8     35,013    200,000
  9     39,937    200,000
 10     44,935    200,000
 11     50,202    200,000
 12     55,550    200,000
 13     61,107    200,000
 14     66,848    200,000
 15     72,786    200,000
 16     78,906    200,000
 17     85,200    200,000
 18     91,561    200,000
 19     98,193    200,000
 20    105,049    200,000
 21    112,301    200,000
 22    119,846    200,000
 23    127,725    200,000
 24    135,719    200,000
 25    144,155    200,000
 26    153,191    200,000
 27    162,964    200,000
 28    173,910    200,000
 29    186,152    200,000
 30    199,603    209,583
 31    213,565    224,244
 32    228,027    239,428
 33    242,996    255,146
 34    258,467    271,390
 35    274,431    288,152
 36    290,851    305,393
 37    308,200    320,528
 38    326,590    336,387
 39    346,283    353,208
 40    367,608    371,285

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                              ALLOCATION OF VALUES

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         CURRENT CHARGES
                                                                ----------------------------------
                                                                        6.00% (4.46% NET)
                                                                ----------------------------------
END                          UNSCHEDULED                          VALUE                   BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON           FUND      PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER      VALUE      AT DEATH
----     ---     -------     -----------     ----     -----     ---------     --------    --------
  1      56       5,010           0            0        0          1,578         3,881    200,000
  2      57       5,010           0            0        0          5,375         8,161    200,000
  3      58       5,010           0            0        0          8,254        12,511    200,000
  4      59       5,010           0            0        0         12,638        16,895    200,000
  5      60       5,010           0            0        0         17,045        21,301    200,000
  6      61       5,010           0            0        0         21,868        25,698    200,000
  7      62       5,010           0            0        0         26,860        30,265    200,000
  8      63       5,010           0            0        0         32,034        35,013    200,000
  9      64       5,010           0            0        0         37,383        39,937    200,000
 10      65       5,010           0            0        0         42,807        44,935    200,000

 11      66       5,010           0            0        0         48,499        50,202    200,000
 12      67       5,010           0            0        0         54,273        55,550    200,000
 13      68       5,010           0            0        0         60,255        61,107    200,000
 14      69       5,010           0            0        0         66,422        66,848    200,000
 15      70       5,010           0            0        0         72,786        72,786    200,000
 16      71       5,010           0            0        0         78,906        78,906    200,000
 17      72       5,010           0            0        0         85,200        85,200    200,000
 18      73       5,010           0            0        0         91,561        91,561    200,000
 19      74       5,010           0            0        0         98,193        98,193    200,000
 20      75       5,010           0            0        0        105,049       105,049    200,000

 21      76       5,010           0            0        0        112,301       112,301    200,000
 22      77       5,010           0            0        0        119,846       119,846    200,000
 23      78       5,010           0            0        0        127,725       127,725    200,000
 24      79       5,010           0            0        0        135,719       135,719    200,000
 25      80       5,010           0            0        0        144,155       144,155    200,000
 26      81       5,010           0            0        0        153,191       153,191    200,000
 27      82       5,010           0            0        0        162,964       162,964    200,000
 28      83       5,010           0            0        0        173,910       173,910    200,000
 29      84       5,010           0            0        0        186,152       186,152    200,000
 30      85       5,010           0            0        0        199,603       199,603    209,583

 31      86       5,010           0            0        0        213,565       213,565    224,244
 32      87       5,010           0            0        0        228,027       228,027    239,428
 33      88       5,010           0            0        0        242,996       242,996    255,146
 34      89       5,010           0            0        0        258,467       258,467    271,390
 35      90       5,010           0            0        0        274,431       274,431    288,152
 36      91       5,010           0            0        0        290,851       290,851    305,393
 37      92       5,010           0            0        0        308,200       308,200    320,528
 38      93       5,010           0            0        0        326,590       326,590    336,387
 39      94       5,010           0            0        0        346,283       346,283    353,208
 40      95       5,010           0            0        0        367,608       367,608    371,285

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                           STANDARD LEDGER STATEMENT

FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5010.00      THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                         GUARANTEED CHARGES
                                             ---------------------------------------------------------------------------
                                                    0.00% (-1.49% NET)                      12.00% (10.42% NET)
                                             ---------------------------------     -------------------------------------
                    (1)           (2)           (3)         (4)         (5)           (6)           (7)           (8)
END                 NET           NET          VALUE                  BENEFIT        VALUE                      BENEFIT
 OF              AFTER TAX      LOANS/          ON          FUND      PAYABLE         ON           FUND         PAYABLE
YEAR     AGE      OUTLAY       SURRENDER     SURRENDER     VALUE      AT DEATH     SURRENDER       VALUE       AT DEATH
----     ---     ---------     ---------     ---------     ------     --------     ---------     ---------     ---------
  1      56        5,010           0            1,330       3,632     200,000         1,827          4,129       200,000
  2      57        5,010           0            3,701       6,488     200,000         5,141          7,927       200,000
  3      58        5,010           0            4,910       9,166     200,000         7,734         11,991       200,000
  4      59        5,010           0            7,394      11,651     200,000        12,076         16,333       200,000
  5      60        5,010           0            9,668      13,925     200,000        16,716         20,973       200,000
  6      61        5,010           0           12,142      15,973     200,000        22,103         25,934       200,000
  7      62        5,010           0           14,372      17,778     200,000        27,840         31,245       200,000
  8      63        5,010           0           16,366      19,345     200,000        33,983         36,962       200,000
  9      64        5,010           0           18,040      20,594     200,000        40,518         43,072       200,000
 10      65        5,010           0           19,379      21,507     200,000        47,496         49,625       200,000

 11      66        5,010           0           20,563      22,265     200,000        55,372         57,075       200,000
 12      67        5,010           0           21,355      22,632     200,000        63,910         65,187       200,000
 13      68        5,010           0           21,709      22,560     200,000        73,205         74,057       200,000
 14      69        5,010           0           21,576      22,001     200,000        83,382         83,008       200,000
 15      70        5,010           0           20,921      20,921     200,000        94,608         94,608       200,000
 16      71        5,010           0           19,217      19,217     200,000       106,627        106,627       200,000
 17      72        5,010           0           16,664      16,664     200,000       120,034        120,034       200,000
 18      73        5,010           0           13,327      13,327     200,000       135,219        135,219       200,000
 19      74        5,010           0            8,949       8,949     200,000       152,523        152,523       200,000
 20      75        5,010           0            3,282       3,282     200,000       172,449        172,449       200,000

 21      76        5,010           0                0           0           0       195,770        195,770       205,558
 22      77        5,010           0                0           0           0       221,871        221,871       232,964
 23      78        5,010           0                0           0           0       250,651        250,651       263,184
 24      79        5,010           0                0           0           0       282,369        282,369       296,487
 25      80        5,010           0                0           0           0       317,300        317,300       333,165
 26      81        5,010           0                0           0           0       355,738        355,738       373,525
 27      82        5,010           0                0           0           0       397,995        397,995       417,895
 28      83        5,010           0                0           0           0       444,390        444,390       466,609
 29      84        5,010           0                0           0           0       495,259        495,259       520,022
 30      85        5,010           0                0           0           0       550,957        550,957       578,505

 31      86        5,010           0                0           0           0       611,862        611,862       642,455
 32      87        5,010           0                0           0           0       678,373        678,373       712,291
 33      88        5,010           0                0           0           0       750,917        750,917       788,463
 34      89        5,010           0                0           0           0       829,944        829,944       871,441
 35      90        5,010           0                0           0           0       915,926        915,926       961,722
 36      91        5,010           0                0           0           0      1,009,332     1,009,332     1,059,798
 37      92        5,010           0                0           0           0      1,113,571     1,113,571     1,158,114
 38      93        5,010           0                0           0           0      1,230,487     1,230,487     1,267,401
 39      94        5,010           0                0           0           0      1,362,346     1,362,346     1,389,592
 40      95        5,010           0                0           0           0      1,511,980     1,511,980     1,527,099

                 CURRENT CHARGES
      -------------------------------------

               12.00% (10.42% NET)
      -------------------------------------
         (9)          (10)          (11)
END     VALUE                      BENEFIT
 OF      ON           FUND         PAYABLE
YEAR  SURRENDER       VALUE       AT DEATH
----  ---------     ---------     ---------
  1      1,827          4,129       200,000
  2      6,138          8,924       200,000
  3      9,840         14,096       200,000
  4     15,393         19,649       200,000
  5     21,357         25,614       200,000
  6     28,176         32,006       200,000
  7     35,653         39,059       200,000
  8     43,871         46,850       200,000
  9     52,898         55,452       200,000
 10     62,733         64,862       200,000
 11     73,824         75,526       200,000
 12     86,026         87,303       200,000
 13     99,601        100,453       200,000
 14    114,716        115,142       200,000
 15    131,600        131,600       200,000
 16    150,084        150,084       200,000
 17    170,919        170,919       200,000
 18    194,357        194,357       215,736
 19    220,388        220,388       240,223
 20    249,290        249,290       266,740
 21    281,534        281,534       295,610
 22    317,195        317,195       333,055
 23    356,616        356,616       374,447
 24    400,089        400,089       420,094
 25    448,064        448,064       470,467
 26    500,985        500,985       526,035
 27    559,301        559,301       587,266
 28    623,703        623,703       654,888
 29    694,660        694,660       729,393
 30    772,739        772,739       811,376
 31    858,612        858,612       901,543
 32    952,915        952,915     1,000,560
 33   1,056,424     1,056,424     1,109,245
 34   1,169,916     1,169,916     1,228,412
 35   1,294,221     1,294,221     1,358,932
 36   1,430,093     1,430,093     1,501,598
 37   1,580,943     1,580,943     1,644,181
 38   1,748,780     1,748,780     1,801,244
 39   1,936,704     1,936,704     1,975,438
 40   2,148,629     2,148,629     2,170,116

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                                                 ALLOCATION OF VALUES
FOR:                                               MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE PREFERRED NON-SMOKER AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
TABLE: 0                                               TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                                   DECLARED PREMIUMS

                                                                           CURRENT CHARGES
                                                                -------------------------------------
                                                                         12.00% (10.42% NET)
                                                                -------------------------------------
END                          UNSCHEDULED                          VALUE                      BENEFIT
 OF                           PREMIUM/       NET      TOTAL        ON            FUND        PAYABLE
YEAR     AGE     PREMIUM      SURRENDER      LOAN     LOAN      SURRENDER       VALUE       AT DEATH
----     ---     -------     -----------     ----     -----     ---------     ----------    ---------
  1      56       5,010           0            0        0          1,827           4,129      200,000
  2      57       5,010           0            0        0          6,138           8,924      200,000
  3      58       5,010           0            0        0          9,840          14,096      200,000
  4      59       5,010           0            0        0         15,393          19,649      200,000
  5      60       5,010           0            0        0         21,357          25,614      200,000
  6      61       5,010           0            0        0         28,176          32,006      200,000
  7      62       5,010           0            0        0         35,653          39,059      200,000
  8      63       5,010           0            0        0         43,871          46,850      200,000
  9      64       5,010           0            0        0         52,898          55,452      200,000
 10      65       5,010           0            0        0         62,733          64,862      200,000

 11      66       5,010           0            0        0         73,824          75,526      200,000
 12      67       5,010           0            0        0         86,026          87,303      200,000
 13      68       5,010           0            0        0         99,601         100,453      200,000
 14      69       5,010           0            0        0        114,716         115,142      200,000
 15      70       5,010           0            0        0        131,600         131,600      200,000
 16      71       5,010           0            0        0        150,084         150,084      200,000
 17      72       5,010           0            0        0        170,919         170,919      200,000
 18      73       5,010           0            0        0        194,357         194,357      215,736
 19      74       5,010           0            0        0        220,388         220,388      240,223
 20      75       5,010           0            0        0        249,290         249,290      266,740

 21      76       5,010           0            0        0        281,534         281,534      295,610
 22      77       5,010           0            0        0        317,195         317,195      333,055
 23      78       5,010           0            0        0        356,616         356,616      374,447
 24      79       5,010           0            0        0        400,089         400,089      420,094
 25      80       5,010           0            0        0        448,064         448,064      470,467
 26      81       5,010           0            0        0        500,985         500,985      526,035
 27      82       5,010           0            0        0        559,301         559,301      587,266
 28      83       5,010           0            0        0        623,703         623,703      654,888
 29      84       5,010           0            0        0        694,660         694,660      729,393
 30      85       5,010           0            0        0        772,739         772,739      811,376

 31      86       5,010           0            0        0        858,612         858,612      901,543
 32      87       5,010           0            0        0        952,915         952,915    1,000,560
 33      88       5,010           0            0        0       1,056,424      1,056,424    1,109,245
 34      89       5,010           0            0        0       1,169,916      1,169,916    1,228,412
 35      90       5,010           0            0        0       1,294,221      1,294,221    1,358,932
 36      91       5,010           0            0        0       1,430,093      1,430,093    1,501,598
 37      92       5,010           0            0        0       1,580,943      1,580,943    1,644,181
 38      93       5,010           0            0        0       1,748,780      1,748,780    1,801,244
 39      94       5,010           0            0        0       1,936,704      1,936,704    1,975,438
 40      95       5,010           0            0        0       2,148,629      2,148,629    2,170,116

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.             For presentation in NY.

    Borrowed funds are credited at 5% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change. The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by The Mutual Life Insurance Company of New York, MONY Series Fund or Enterprise Accumulation Trust that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $68,128.20          INITIAL GUIDELINE ANNUAL: $5,926.12            INITIAL TWO YEAR MINIMUM: $5,010.00
DATE PREPARED: 5/3/96                                  PREPARED BY: Agent                   NOT VALID WITHOUT CURRENT PROSPECTUS

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

     The By-Laws of The Mutual Life Insurance Company of New York ("MONY") provide, in Article XVI as follows:

          Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a trustee, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Chapter 513, 1986 Laws of the New York, the Board of Trustees may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     The Registrant and The Mutual Life Insurance Company of New York represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Mutual Life Insurance Company of New York.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

        The Facing Sheet.

        Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of __ pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

        a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

        b. Evelyn Peos, FSA

        c. Coopers & Lybrand L.L.P. Independent Accountants

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

        (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, filed as Exhibit 1 (1) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 17, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated herein by reference.

        (2) Not applicable.

        (3) (a) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 1 (3) (a) to Registration Statement on Form S-6, dated November 9, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated by referenced herein.

           (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

           (c) Commission schedule.

        (4) Not applicable.

        (5) Form of policy.

        (6) Articles of Incorporation and By-Laws of The Mutual Life Insurance Company of New York filed as Exhibit 6 to Registration Statement (Registration No. 33-19836 and 811-5457) dated January 27, 1988, is incorporated herein by reference.

        (7) Not applicable.

        (8) (a) Form of agreement to purchase shares. [See Exhibit 1(3)(a)].


           (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

               Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Quest for Value Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

           (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
               Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

        (9) Not applicable.

        (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy. [See Exhibit 1(3)(a).]

     2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered filed as Exhibit 2 to Registration Statement on Form S-6 (Registration Nos. 333-01581 and 811-6127) dated March 8, 1996, is incorporated herein by reference.

     3. Not applicable.

     4. Not applicable.

     5. Not applicable.

     6. Opinion and consent of Evelyn L. Peos, FSA, as to actuarial matters filed as Exhibit 6 to Registration Statement on Form S-6 (Registration Nos. 333-01581 and 811-6127) dated March 8, 1996, is incorporated herein by reference..

     7. Consent of Coopers & Lybrand L.L.P. as to financial statements of MONY Variable Account L and of The Mutual Life Insurance Company of New York.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY Variable Account L of The Mutual Life Insurance Company of New York, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 2nd day of March, 1998.


                                          MONY VARIABLE ACCOUNT L OF
                                          THE MUTUAL LIFE INSURANCE COMPANY OF
                                          NEW YORK

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                            Michael I. Roth, Director, Chairman
                                                              of
                                               the Board and Chief Executive
                                                           Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                                 DATE
                      ---------                                                 ----
                 /s/ MICHAEL I. ROTH
-----------------------------------------------------
                   Michael I. Roth
    Trustee, Chairman and Chief Executive Officer                          March 2, 1998

                 /s/ SAMUEL J. FOTI
-----------------------------------------------------
                   Samuel J. Foti
   Trustee, President and Chief Operating Officer                          March 2, 1998

                /s/ KENNETH M. LEVINE
-----------------------------------------------------
                  Kenneth M. Levine
     Trustee, Executive Vice President and Chief
                 Investment Officer                                        March 2, 1998

                /s/ RICHARD DADDARIO
-----------------------------------------------------
                  Richard Daddario
Executive Vice President and Chief Financial Officer                       March 2, 1998

              /s/ PHILLIP A. EISENBERG
-----------------------------------------------------
                Phillip A. Eisenberg
       Senior Vice President and Chief Actuary                             March 2, 1998

                /s/ THOMAS J. CONKLIN
-----------------------------------------------------
                  Thomas J. Conklin
         Senior Vice President and Secretary                               March 2, 1998

-----------------------------------------------------
               Claude M. Ballard, Jr.*
                       Trustee

-----------------------------------------------------
                   Tom H. Barrett*
                       Trustee

                      SIGNATURE                                                 DATE
                      ---------                                                 ----
-----------------------------------------------------
                   David L. Call*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                  G. Robert Durham*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                  James B. Farley*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                Robert Holland, Jr.*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                  James L. Johnson*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                   John R. Meyer*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                  Jane C. Pfeiffer*
                       Trustee                                             March 2, 1998

-----------------------------------------------------
                 Thomas C. Theobald*
                       Trustee                                             March 2, 1998

             *By: /s/ THOMAS J. CONKLIN
-----------------------------------------------------
                  Thomas J. Conklin
                  Attorney In Fact

                                 EXHIBIT INDEX


      7.    Consent of Coopers & Lybrand, L.L.P. as to the financial statements of MONY
            Variable Account L and of The Mutual Life Insurance Company of New York.
     27.    Financial Data Schedule